                                                     ---------------------------
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                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: DECEMBER 31

Date of reporting period: January 1, 2007 - June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT FUNDS


                                                        RUSSELL INVESTMENT FUNDS

2007 Semiannual Report


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND



JUNE 30, 2007


                                                                  (RUSSELL LOGO)

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                               Semiannual Report

                           June 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................        10

Non-U.S. Fund........................................................        21

Real Estate Securities Fund..........................................        35

Core Bond Fund.......................................................        40

Notes to Schedules of Investments....................................        67

Statement of Assets and Liabilities..................................        68

Statement of Operations..............................................        72

Statement of Changes in Net Assets...................................        74

Financial Highlights.................................................        76

Notes to Financial Highlights........................................        78

Notes to Financial Statements........................................        79

Basis for Approval of Investment Advisory Contracts..................        91

Shareholder Requests for Additional Information......................        94

Disclosure of Information about Fund Directors.......................        95

Manager, Money Managers and Service Providers........................        99

Russell Investment Funds

Copyright (c) Russell Investments 2007.  All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2007               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,080.90      $     1,020.53
Expenses Paid During
Period*                       $         4.44      $         4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.5%
Auto and Transportation - 2.1%
Autoliv, Inc.                                           2,600             148
CH Robinson Worldwide, Inc. (N)                        22,530           1,183
Con-way, Inc.                                           4,300             216
CSX Corp.                                               9,608             433
FedEx Corp.                                             5,200             577
Goodyear Tire & Rubber Co. (The) (AE)(N)               22,800             793
JB Hunt Transport Services, Inc. (N)                   13,274             389
Norfolk Southern Corp.                                 40,200           2,113
Oshkosh Truck Corp.                                     9,402             592
Polaris Industries, Inc. (N)                           10,400             563
TRW Automotive Holdings Corp. (AE)                      6,400             236
Union Pacific Corp.                                    10,300           1,186
United Parcel Service, Inc. Class B                    18,000           1,314
US Airways Group, Inc. (AE)                             4,000             121
                                                                 ------------
                                                                        9,864
                                                                 ------------

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A                         8,000             584
ABM Industries, Inc.                                    3,800              98
Advance Auto Parts, Inc.                                9,600             389
Alberto-Culver Co. Class B                              7,900             187
AutoNation, Inc. (AE)(N)                                4,500             101
Avon Products, Inc.                                    26,220             964
Bare Escentuals, Inc. (AE)                             10,729             366
Barnes & Noble, Inc.                                    7,600             292
BJ's Wholesale Club, Inc. (AE)                          4,300             155
Black & Decker Corp.                                    6,000             530
CEC Entertainment, Inc. (AE)(N)                         1,900              67
Chico's FAS, Inc. (AE)(N)                              11,517             280
Cinemark Holdings, Inc. (AE)(N)                        24,800             444
Citadel Broadcasting Corp.                                  8              --
Coach, Inc. (AE)                                       21,690           1,028
Convergys Corp. (AE)                                    9,200             223
Corrections Corp. of America (AE)                       6,600             417
Costco Wholesale Corp.                                 32,300           1,890
CROCS, Inc. (AE)(N)                                    12,928             556
eBay, Inc. (AE)                                        67,290           2,165
Electronic Arts, Inc. (AE)                             61,375           2,904
Expedia, Inc. (AE)                                     16,410             481
Focus Media Holding, Ltd. - ADR (AE)(N)                16,230             820
Foot Locker, Inc.                                      40,100             874
GameStop Corp. Class A (AE)(N)                         11,700             458
Gannett Co., Inc.                                       8,500             467
Gap, Inc. (The)                                        68,800           1,314
Google, Inc. Class A (AE)                              17,559           9,190
Guess?, Inc. (N)                                       13,110             630
Hasbro, Inc. (N)                                       12,000             377
Hewitt Associates, Inc. Class A (AE)(N)                30,700             982

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hilton Hotels Corp.                                    13,000             435
Home Depot, Inc.                                       23,000             905
Intercontinental Hotels Group
   PLC - ADR                                           30,759             762
International Game Technology                          19,100             758
Jarden Corp. (AE)                                       2,900             125
JC Penney Co., Inc. (N)                                18,100           1,310
Jones Apparel Group, Inc.                              29,300             828
Kimberly-Clark Corp.                                   15,800           1,057
Las Vegas Sands Corp. (AE)(N)                          14,250           1,089
Limited Brands, Inc. (N)                               25,100             689
Mattel, Inc.                                           18,400             465
McDonald's Corp.                                       46,398           2,355
McGraw-Hill Cos., Inc. (The)                           22,700           1,546
Monster Worldwide, Inc. (AE)                           15,410             633
Newell Rubbermaid, Inc.                                 8,300             244
News Corp.                                             11,930             253
Nike, Inc. Class B (N)                                 44,000           2,565
Office Depot, Inc. (AE)                                30,200             915
OfficeMax, Inc. (N)                                     1,100              43
Polo Ralph Lauren Corp. Class A (N)                     8,300             814
Royal Caribbean Cruises, Ltd. (N)                      16,200             696
RR Donnelley & Sons Co. (N)                            23,300           1,014
Sears Holdings Corp. (AE)                               3,000             509
Starwood Hotels & Resorts Worldwide, Inc. (o)          30,950           2,076
Target Corp.                                           38,149           2,426
Time Warner, Inc.                                      69,100           1,454
Under Armour, Inc. Class A (AE)(N)                     10,010             457
Urban Outfitters, Inc. (AE)(N)                         28,763             691
VeriSign, Inc. (AE)                                    20,460             649
Viacom, Inc. Class A (AE)                              13,400             558
Wal-Mart Stores, Inc.                                  53,100           2,555
Walt Disney Co. (The)                                  37,100           1,267
Waste Management, Inc.                                 22,900             894
Whirlpool Corp. (N)                                     2,500             278
Yahoo!, Inc. (AE)                                      45,441           1,233
                                                                 ------------
                                                                       63,781
                                                                 ------------

Consumer Staples - 9.2%
Altria Group, Inc.                                     15,068           1,057
Anheuser-Busch Cos., Inc.                              10,500             548
Clorox Co.                                             16,100           1,000
Coca-Cola Co. (The)                                   181,890           9,515
Colgate-Palmolive Co.                                  31,700           2,056
ConAgra Foods, Inc.                                    17,800             478
Dean Foods Co.                                          8,200             261
Del Monte Foods Co.                                     9,500             115

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Mills, Inc.                                    25,700           1,501
Hansen Natural Corp. (AE)(N)                           17,030             732
Hershey Co. (The)                                      19,300             977
Hormel Foods Corp.                                      2,500              93
Kraft Foods, Inc. Class A                              77,791           2,742
Kroger Co. (The)                                       19,500             549
Loews Corp. - Carolina Group                            6,400             494
McCormick & Co., Inc. (N)                               2,500              95
Pepsi Bottling Group, Inc.                              3,800             128
PepsiCo, Inc.                                         122,235           7,927
Procter & Gamble Co.                                  154,500           9,454
Rite Aid Corp. (AE)(N)                                 42,802             273
Safeway, Inc.                                          15,800             538
Unilever NV                                            30,000             931
Walgreen Co.                                           25,300           1,102
                                                                 ------------
                                                                       42,566
                                                                 ------------

Financial Services - 16.5%
Allstate Corp. (The)                                   12,100             744
AMB Property Corp. (o)                                  3,100             165
American Express Co.                                   67,000           4,099
American International Group, Inc.                     88,829           6,221
Ameriprise Financial, Inc.                              4,900             312
Annaly Capital Management, Inc. (o)                    34,100             492
AON Corp.                                               6,300             268
Astoria Financial Corp.                                15,700             393
Automatic Data Processing, Inc.                        16,900             819
Axis Capital Holdings, Ltd.                             5,500             224
Bank of America Corp.                                  40,400           1,975
Bank of York Co., Inc. (The)                           41,900           1,736
BB&T Corp.                                             14,700             598
Camden Property Trust (o)(N)                            2,300             154
Capital One Financial Corp.                            17,900           1,404
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    2,390           1,277
Chubb Corp.                                            24,900           1,348
Citigroup, Inc.                                       124,500           6,386
CNA Financial Corp. (N)                                 2,500             119
Colonial BancGroup, Inc. (The)                         24,100             602
Cullen/Frost Bankers, Inc.                              8,300             444
Federated Investors, Inc. Class B                      18,800             721
First Horizon National Corp. (N)                       11,300             441
Franklin Resources, Inc.                                5,860             776
General Growth Properties, Inc. (o)(N)                  5,400             286
Goldman Sachs Group, Inc. (The)                        19,550           4,237
H&R Block, Inc.                                        21,200             495
Hartford Financial Services Group, Inc.                18,700           1,842
Hospitality Properties Trust (o)(N)                     8,100             336
HRPT Properties Trust (o)(N)                           12,400             129
IntercontinentalExchange, Inc. (AE)(N)                  6,710             992
JPMorgan Chase & Co.                                   96,050           4,654
Liberty Property Trust (o)(N)                           3,800             167

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBIA, Inc. (N)                                         15,100             940
Mercury General Corp. (N)                              10,600             584
Merrill Lynch & Co., Inc.                              37,846           3,163
MetLife, Inc.                                           3,400             219
MGIC Investment Corp. (N)                              12,800             728
Morgan Stanley                                         75,796           6,358
National Retail Properties, Inc. (o)                      700              15
York Community Bancorp, Inc. (N)                       45,900             781
Northern Trust Corp.                                   23,700           1,522
Nymex Holdings, Inc. (N)                                6,790             853
Odyssey Re Holdings Corp. (N)                             600              26
Paychex, Inc.                                          49,000           1,917
PMI Group, Inc. (The) (N)                              11,600             518
PNC Financial Services Group, Inc.                      6,600             472
Protective Life Corp.                                  11,800             564
Raymond James Financial, Inc.                           4,300             133
Regions Financial Corp. (N)                             7,500             248
RenaissanceRe Holdings, Ltd.                            4,300             267
Simon Property Group, Inc. (o)                          4,700             437
South Financial Group, Inc. (The) (N)                  21,100             478
SunTrust Banks, Inc.                                   10,100             866
TCF Financial Corp. (N)                                16,200             450
Transatlantic Holdings, Inc. (N)                          500              36
Travelers Cos., Inc. (The)                             13,400             717
Wachovia Corp. (N)                                     71,700           3,675
Washington Mutual, Inc. (N)                            21,600             921
Wells Fargo & Co.                                      90,000           3,165
Western Union Co. (The)                                22,000             458
Wilmington Trust Corp.                                 18,900             785
WR Berkley Corp.                                       11,000             358
                                                                 ------------
                                                                       76,510
                                                                 ------------

Health Care - 13.7%
Abbott Laboratories                                   105,225           5,635
Aetna, Inc.                                             8,300             410
Allergan, Inc.                                         47,340           2,729
AMERIGROUP Corp. (AE)(N)                                2,100              50
AmerisourceBergen Corp. Class A                         9,900             490
Amgen, Inc. (AE)                                        2,721             150
Baxter International, Inc.                             20,030           1,129
Biogen Idec, Inc. (AE)                                 14,593             781
BioMarin Pharmaceuticals, Inc. (AE)(N)                 59,200           1,062
Bristol-Myers Squibb Co.                              117,311           3,702
Celgene Corp. (AE)(N)                                  28,765           1,649
Cooper Cos., Inc. (The) (N)                            22,700           1,210
CVS Caremark Corp.                                     92,740           3,380
Eli Lilly & Co.                                        18,100           1,011
Express Scripts, Inc. Class A (AE)                     12,290             615
Gen-Probe, Inc. (AE)                                    7,100             429

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genentech, Inc. (AE)                                   22,287           1,686
Gilead Sciences, Inc. (AE)                             89,272           3,461
Hospira, Inc. (AE)                                     29,050           1,134
Human Genome Sciences, Inc. (AE)(N)                    83,400             744
Intuitive Surgical, Inc. (AE)(N)                        4,250             590
Johnson & Johnson                                      53,327           3,286
King Pharmaceuticals, Inc. (AE)(N)                     11,900             244
McKesson Corp.                                          7,800             465
Medco Health Solutions, Inc. (AE)                       9,359             730
Medtronic, Inc.                                        12,865             667
Merck & Co., Inc.                                     147,556           7,348
Novartis AG - ADR                                      45,600           2,557
Pfizer, Inc.                                           88,200           2,255
Sanofi-Aventis - ADR                                   14,200             572
Schering-Plough Corp.                                  31,800             968
Shire Pharmaceuticals PLC - ADR (N)                    11,180             829
St. Jude Medical, Inc. (AE)                            26,660           1,106
Stryker Corp.                                          30,100           1,899
Thermo Fisher Scientific, Inc. (AE)                    51,860           2,682
Vertex Pharmaceuticals, Inc. (AE)(N)                   47,500           1,357
WellPoint, Inc. (AE)                                   12,426             992
Wyeth                                                  58,469           3,353
                                                                 ------------
                                                                       63,357
                                                                 ------------

Integrated Oils - 4.0%
Chevron Corp.                                          22,900           1,929
ConocoPhillips                                          6,700             526
Exxon Mobil Corp.                                      40,500           3,397
Hess Corp.                                             89,000           5,248
Marathon Oil Corp.                                     20,400           1,223
Occidental Petroleum Corp.                            105,200           6,089
                                                                 ------------
                                                                       18,412
                                                                 ------------

Materials and Processing - 6.7%
Agrium, Inc.                                           21,300             932
Alcoa, Inc.                                            10,700             434
Archer-Daniels-Midland Co.                             18,000             596
Ashland, Inc.                                          14,600             934
Avery Dennison Corp.                                    6,100             406
Bemis Co., Inc.                                         8,100             269
Cabot Corp.                                             1,900              91
Cameco Corp. (N)                                       38,530           1,955
Celanese Corp. Class A                                  7,200             279
Chemtura Corp.                                         29,300             325
Commercial Metals Co.                                   7,100             240
Corn Products International, Inc.                       6,197             282
Cytec Industries, Inc.                                 16,700           1,065
Dow Chemical Co. (The)                                  9,100             402
Eastman Chemical Co. (N)                                4,800             309
EI Du Pont de Nemours & Co. (N)                        87,471           4,447
EMCOR Group, Inc. (AE)                                  2,100             153
Energizer Holdings, Inc. (AE)                             700              70
Fluor Corp. (N)                                        10,734           1,195

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FMC Corp.                                               1,800             161
Huntsman Corp.                                          5,200             126
International Paper Co.                                35,600           1,390
Lubrizol Corp.                                          4,400             284
Lyondell Chemical Co. (N)                               9,600             356
Masco Corp. (N)                                        71,450           2,034
MeadWestvaco Corp.                                     13,200             466
Monsanto Co.                                           21,330           1,441
Packaging Corp. of America                             18,400             466
Perini Corp. (AE)                                       1,200              74
PPG Industries, Inc.                                   13,000             989
Rio Tinto PLC - ADR                                     6,550           2,005
Rock-Tenn Co. Class A (N)                               1,300              41
Rohm & Haas Co.                                        48,500           2,652
RPM International, Inc. (N)                            23,400             541
Sonoco Products Co. (N)                                 4,000             171
Temple-Inland, Inc.                                    32,800           2,018
Timken Co.                                             23,400             845
URS Corp. (AE)                                          3,300             160
Valspar Corp.                                          17,800             506
                                                                 ------------
                                                                       31,110
                                                                 ------------

Miscellaneous - 4.0%
3M Co.                                                  6,200             538
Brunswick Corp. (N)                                    24,100             786
Foster Wheeler, Ltd. (AE)                               5,412             579
General Electric Co.                                  310,345          11,880
Johnson Controls, Inc.                                  7,100             822
Teleflex, Inc.                                            500              41
Textron, Inc. (N)                                      37,200           4,096
                                                                 ------------
                                                                       18,742
                                                                 ------------

Other Energy - 4.9%
Apache Corp.                                           11,100             906
Baker Hughes, Inc.                                     55,100           4,635
Cameron International Corp. (AE)(N)                     6,939             496
Consol Energy, Inc. (N)                                17,160             791
Devon Energy Corp.                                     21,300           1,668
Diamond Offshore Drilling, Inc.                         4,850             492
Grant Prideco, Inc. (AE)                               18,300             985
Grey Wolf, Inc. (AE)                                    8,000              66
Halliburton Co.                                        57,800           1,994
Noble Energy, Inc.                                      7,000             437
Range Resources Corp. (N)                              16,812             629
Schlumberger, Ltd.                                     58,913           5,004
Sunoco, Inc.                                            6,300             502

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valero Energy Corp.                                     8,500             628
XTO Energy, Inc.                                       55,130           3,313
                                                                 ------------
                                                                       22,546
                                                                 ------------

Producer Durables - 3.2%
Applied Materials, Inc.                                70,200           1,395
Boeing Co.                                              6,500             625
Caterpillar, Inc.                                      22,306           1,747
Crown Castle International Corp. (AE)(N)               28,100           1,019
Deere & Co.                                            10,290           1,243
Emerson Electric Co.                                   35,700           1,671
Goodrich Corp.                                         18,700           1,114
KB Home (N)                                            10,500             413
Kla-Tencor Corp.                                       22,130           1,216
Lexmark International, Inc. Class A (AE)(N)             1,200              59
Nortel Networks Corp. (AE)                             27,500             661
Northrop Grumman Corp.                                  8,200             639
Pentair, Inc. (N)                                      21,100             814
Raytheon Co.                                            3,000             162
Roper Industries, Inc.                                 13,980             798
Spirit Aerosystems Holdings, Inc. Class A (AE)         13,261             478
Standard-Pacific Corp. (N)                              1,900              33
United Technologies Corp.                              11,636             825
                                                                 ------------
                                                                       14,912
                                                                 ------------

Technology - 13.9%
Akamai Technologies, Inc. (AE)(N)                      18,900             919
Analog Devices, Inc.                                   12,400             467
Apple, Inc. (AE)                                       49,970           6,098
Applera Corp. - Applied Biosystems Group               18,400             562
Arrow Electronics, Inc. (AE)                            4,700             181
AU Optronics Corp. - ADR                               26,300             452
Broadcom Corp. Class A (AE)                            61,355           1,795
Brocade Communications Systems, Inc. (AE)              53,279             417
Cisco Systems, Inc. (AE)                              322,852           8,991
Computer Sciences Corp. (AE)                            9,200             544
Corning, Inc. (AE)                                     74,000           1,891
Dell, Inc. (AE)                                        37,760           1,078
Electronic Data Systems Corp.                          16,100             446
F5 Networks, Inc. (AE)                                  7,550             609
General Dynamics Corp.                                  6,100             477
Hewlett-Packard Co.                                   160,249           7,150
Ingram Micro, Inc. Class A (AE)                        10,100             219
Intel Corp.                                           167,160           3,972
International Business Machines Corp. (N)              18,200           1,916
Maxim Integrated Products, Inc.                        36,600           1,223
Microsoft Corp.                                        92,561           2,728

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Motorola, Inc.                                         90,850           1,608
Qualcomm, Inc.                                        161,360           7,001
Research In Motion, Ltd. (AE)                          10,900           2,180
Salesforce.com, Inc. (AE)(N)                           18,720             802
SanDisk Corp. (AE)(N)                                  28,216           1,381
Seagate Technology                                     39,700             864
Seagate Technology, Inc. (AE)                           2,300              --
Sun Microsystems, Inc. (AE)                           108,500             571
Sunpower Corp. Class A (AE)(N)                         11,260             710
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 87,535             974
Texas Instruments, Inc.                               148,136           5,574
Unisys Corp. (AE)                                      25,900             237
Xilinx, Inc. (N)                                       25,165             674
                                                                 ------------
                                                                       64,711
                                                                 ------------

Utilities - 3.6%
Aqua America, Inc. (N)                                 25,800             580
AT&T, Inc.                                            141,161           5,858
Atmos Energy Corp.                                      1,800              54
Constellation Energy Group, Inc.                        6,800             593
Dominion Resources, Inc.                               29,950           2,585
Edison International                                    8,900             500
Embarq Corp.                                            7,900             501
FirstEnergy Corp.                                       4,100             265
Level 3 Communications, Inc. (AE)(N)                   54,600             319
MetroPCS Communications, Inc. (AE)(N)                  11,840             391
NII Holdings, Inc. (AE)(N)                             15,700           1,268
NiSource, Inc. (N)                                     18,500             383
Pepco Holdings, Inc.                                    4,800             135
Progress Energy, Inc. - CVO                             1,300               1
SCANA Corp. (N)                                         5,100             195
TECO Energy, Inc.                                      16,800             289
Time Warner Telecom, Inc. Class A (AE)(N)              23,600             474
Verizon Communications, Inc.                           57,500           2,367
                                                                 ------------
                                                                       16,758
                                                                 ------------

TOTAL COMMON STOCKS
(cost $388,161)                                                       443,269
                                                                 ------------

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.5%
Russell Investment Company
   Money Market Fund                               19,870,000          19,870
United States Treasury Bills (z)(sec.)
   4.649% due 09/27/07                                  1,200           1,186
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,057)                                                         21,056
                                                                 ------------

OTHER SECURITIES - 9.7%
State Street Securities
   Lending Quality Trust (X)                       44,936,626          44,937
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $44,937)                                                         44,937
                                                                 ------------

TOTAL INVESTMENTS - 109.7%
(identified cost $454,155)                                            509,262

OTHER ASSETS AND LIABILITIES,
NET - (9.7%)                                                          (44,991)
                                                                 ------------

NET ASSETS - 100.0%                                                   464,271
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/07 (7)                                2,887                (50)

S&P 500 E-Mini Index (CME)
   expiration date 09/07 (39)                               2,955                (64)

S&P 500 Index (CME)
   expiration date 09/07 (10)                               3,789                (61)

S&P Midcap 400 E-Mini Index (CME)
   expiration date 09/07 (126)                             11,393                (20)
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                    (195)
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Auto and Transportation                                   2.1
Consumer Discretionary                                   13.7
Consumer Staples                                          9.2
Financial Services                                       16.5
Health Care                                              13.7
Integrated Oils                                           4.0
Materials and Processing                                  6.7
Miscellaneous                                             4.0
Other Energy                                              4.9
Producer Durables                                         3.2
Technology                                               13.9
Utilities                                                 3.6
Short-Term Investments                                    4.5
Other Securities                                          9.7
                                              ---------------
Total Investments                                       109.7
Other Assets and Liabilities, Net                       (9.7)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                        (--)*

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2007               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,084.20      $     1,019.59
Expenses Paid During
Period*                       $         5.43      $         5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
Auto and Transportation - 3.3%
AAR Corp. (AE)                                          7,000             231
Aftermarket Technology Corp. (AE)                       4,300             128
Alaska Air Group, Inc. (AE)                             5,200             145
Arctic Cat, Inc.                                        2,500              50
Atlas Air Worldwide Holdings, Inc. (AE)                   500              29
Autoliv, Inc.                                           7,100             404
Con-way, Inc.                                           6,000             301
Continental Airlines, Inc. Class A (AE)                 9,993             338
Cooper Tire & Rubber Co.                                2,000              55
Dana Corp. (AE)(N)                                     47,300              96
Danaos Corp. (N)                                        3,700             116
Eagle Bulk Shipping, Inc. (N)                           7,200             161
ExpressJet Holdings, Inc. Class A (AE)                 36,670             219
Genco Shipping & Trading, Ltd. (N)                      4,600             190
General Motors Corp.                                   20,481             774
Greenbrier Cos., Inc. (N)                               6,800             205
Grupo Aeroportuario del Sureste SAB de CV - ADR         7,700             406
Gulfmark Offshore, Inc. (AE)(N)                         4,000             205
Horizon Lines, Inc. Class A                            14,359             470
Kansas City Southern (AE)(N)                            5,700             214
Kirby Corp. (AE)                                       10,467             402
Modine Manufacturing Co.                                4,600             104
Navios Maritime Holdings, Inc.                         53,600             647
Navistar International Corp. (AE)                       4,500             297
Polaris Industries, Inc.                                4,093             222
Saia, Inc. (AE)(N)                                      2,500              68
Skywest, Inc.                                           7,958             190
Standard Motor Products, Inc.                           9,203             138
Tidewater, Inc.                                           323              23
TRW Automotive Holdings Corp. (AE)                     11,200             413
US Airways Group, Inc. (AE)                            13,000             394
UTI Worldwide, Inc.                                    12,273             329
                                                                 ------------
                                                                        7,964
                                                                 ------------

Consumer Discretionary - 18.3%
ABM Industries, Inc.                                    8,329             215
Activision, Inc. (AE)                                  52,704             984
Advance Auto Parts, Inc.                                4,800             195
Advisory Board Co. (The) (AE)                           7,934             441
Aeropostale, Inc. (AE)                                  4,600             192
AFC Enterprises (AE)(N)                                 5,000              86
Alberto-Culver Co. Class B                             12,700             301
American Eagle Outfitters, Inc.                        12,950             332
American Woodmark Corp.                                 6,145             213
aQuantive, Inc. (AE)                                    3,492             223
Asbury Automotive Group, Inc.                           7,827             195
AutoNation, Inc. (AE)(N)                               19,000             426
Baidu.com - ADR (AE)                                    1,400             235
Bally Technologies, Inc. (AE)                           4,991             132
Bare Escentuals, Inc. (AE)                             18,467             631

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Barnes & Noble, Inc.                                    8,400             323
Big 5 Sporting Goods Corp. (N)                            400              10
Big Lots, Inc. (AE)                                    27,719             815
Black & Decker Corp.                                    1,042              92
Blockbuster, Inc. Class A (AE)                         40,468             174
Blyth, Inc. (N)                                         6,200             165
Bob Evans Farms, Inc.                                   2,025              75
Books-A-Million, Inc. Class A                           1,107              19
Bowne & Co., Inc.                                       4,400              86
Bright Horizons Family Solutions, Inc. (AE)(N)          5,700             222
Brown Shoe Co., Inc.                                    9,407             229
Buckle, Inc. (The)                                      4,600             181
Buffalo Wild Wings, Inc. (AE)(N)                        4,400             183
CBRL Group, Inc.                                        7,125             303
CDI Corp. (N)                                           1,500              48
CEC Entertainment, Inc. (AE)                            8,100             285
Cenveo, Inc. (AE)                                       3,800              88
Charlotte Russe Holding, Inc. (AE)                      5,789             156
Chemed Corp. (N)                                        6,100             404
Children's Place Retail Stores, Inc. (The) (AE)         3,384             175
Chipotle Mexican Grill, Inc. Class A (AE)(N)            4,600             392
Churchill Downs, Inc. (N)                               4,700             246
Cinemark Holdings, Inc. (AE)(N)                         9,000             161
CMGI, Inc. (AE)(N)                                    190,640             372
Columbia Sportswear Co. (N)                             1,100              76
Convergys Corp. (AE)                                   58,072           1,408
Core-Mark Holding Co., Inc. (AE)(N)                       800              29
Corinthian Colleges, Inc. (AE)(N)                      15,100             246
CROCS, Inc. (AE)(N)                                    24,400           1,050
CSS Industries, Inc. (N)                                  900              36
Denny's Corp. (AE)                                     19,802              88
DeVry, Inc. (N)                                        14,000             476
Dick's Sporting Goods, Inc. (AE)(N)                     2,200             128
Dillard's, Inc. Class A                                 5,400             194
Dolby Laboratories, Inc. Class A (AE)                  22,100             783
Dollar Tree Stores, Inc. (AE)                          19,459             847
DreamWorks Animation SKG, Inc. Class A (AE)             8,700             251
Earthlink, Inc. (AE)(N)                                18,700             140
Elizabeth Arden, Inc. (AE)(N)                           5,900             143
Family Dollar Stores, Inc.                                706              24
Finish Line Class A (N)                                 6,200              56
Focus Media Holding, Ltd. - ADR (AE)(N)                 7,000             353
Foot Locker, Inc.                                      15,300             334
FTD Group, Inc. (N)                                    26,300             484

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GameStop Corp. Class A (AE)                            10,573             413
GateHouse Media, Inc. (N)                              15,000             278
Gevity HR, Inc. (N)                                     7,600             147
Greenfield Online, Inc. (AE)                            7,636             121
Group 1 Automotive, Inc. (N)                            5,900             238
Guess?, Inc. (N)                                        6,100             293
Gymboree Corp. (AE)                                     1,984              78
Harris Interactive, Inc. (AE)                           5,774              31
Hasbro, Inc. (N)                                       38,936           1,223
Helen of Troy, Ltd. (AE)                                7,200             194
Home Inns & Hotels Management, Inc. - ADR
   (AE)(N)                                              9,500             306
ICF International, Inc. (AE)                            7,300             147
Iconix Brand Group, Inc. (AE)(N)                       36,170             804
Idearc, Inc. (N)                                        5,100             180
IKON Office Solutions, Inc.                             4,600              72
infoUSA, Inc. (N)                                      15,171             155
Inter Parfums, Inc. (N)                                 6,900             184
International Speedway Corp. Class A (N)                1,900             100
ITT Educational Services, Inc. (AE)                     1,600             188
J Crew Group, Inc. (AE)(N)                             13,700             741
Jakks Pacific, Inc. (AE)                                9,329             263
Jamba, Inc. (AE)(N)                                    18,700             171
Jarden Corp. (AE)                                      11,800             507
Jo-Ann Stores, Inc. (AE)                                7,836             223
Jones Apparel Group, Inc.                              12,900             364
Journal Communications, Inc. Class A                    2,086              27
Kelly Services, Inc. Class A (N)                        3,400              93
Kenexa Corp. (AE)(N)                                    8,800             332
Kenneth Cole Productions, Inc. Class A (N)              2,700              67
Knology, Inc. (AE)                                      2,282              40
Korn/Ferry International (AE)(N)                       10,700             281
Leapfrog Enterprises, Inc. Class A (AE)(N)             11,500             118
Lee Enterprises, Inc.                                  11,800             246
Life Time Fitness, Inc. (AE)(N)                        10,900             580
Lithia Motors, Inc. Class A (N)                         3,100              79
Liz Claiborne, Inc. (N)                                 8,000             298
LKQ Corp. (AE)                                         16,576             409
Lodgenet Entertainment Corp. (AE)                       3,915             125
LoopNet, Inc. (AE)(N)                                  17,300             404
Maidenform Brands, Inc. (AE)                            2,500              50
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)(N)                                              7,100             184
Media General, Inc. Class A (N)                         6,200             206
Men's Wearhouse, Inc. (The)                             2,700             138
Meredith Corp.                                          8,518             525
Morton's Restaurant Group, Inc. (AE)(N)                 2,000              36
Mothers Work, Inc. (AE)                                   373              12
Movado Group, Inc.                                      2,300              78
MPS Group, Inc. (AE)                                    8,283             111

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MSC Industrial Direct Co., Inc. Class A                10,280             565
New Oriental Education & Technology Group - ADR
   (AE)                                                 2,300             124
Nu Skin Enterprises, Inc. Class A                       4,600              76
O'Charleys, Inc. (N)                                   18,948             382
O'Reilly Automotive, Inc. (AE)                         13,704             501
OfficeMax, Inc.                                         5,200             204
On Assignment, Inc. (AE)(N)                            15,200             163
Orient-Express Hotels, Ltd. Class A                     5,245             280
Oxford Industries, Inc. (N)                             2,500             111
PC Connection, Inc. (AE)                                1,877              25
Perry Ellis International, Inc. (AE)                   16,923             544
Phillips-Van Heusen Corp.                              11,400             690
Pier 1 Imports, Inc. (AE)(N)                           20,000             170
Prestige Brands Holdings, Inc. (AE)                     2,010              26
Priceline.com, Inc. (AE)(N)                            11,000             756
Quiksilver, Inc. (AE)(N)                               21,800             308
RadioShack Corp.                                       11,379             377
Rent-A-Center, Inc. Class A (AE)(N)                    14,800             388
Republic Services, Inc. Class A                        29,794             913
Resources Connection, Inc. (AE)                        12,110             402
Robert Half International, Inc.                         9,860             360
Rush Enterprises, Inc. Class A (AE)                     2,300              50
Scholastic Corp. (AE)(N)                                6,400             230
Scientific Games Corp. (AE)(N)                          7,200             252
Service Corp. International                            34,700             443
Shanda Interactive Entertainment, Ltd. - ADR
   (AE)                                                16,700             518
Sinclair Broadcast Group, Inc. Class A                  6,105              87
Skechers USA, Inc. Class A (AE)                         2,100              61
Sonic Automotive, Inc. Class A (N)                      5,800             168
Sonic Corp. (AE)                                        9,483             210
Speedway Motorsports, Inc. (N)                          1,400              56
Spherion Corp. (AE)                                     8,000              75
Stein Mart, Inc. (N)                                   18,700             229
Stewart Enterprises, Inc. Class A (N)                   7,100              55
Sturm Ruger & Co., Inc. (AE)                           13,100             203
Take-Two Interactive Software, Inc. (AE)(N)            10,000             200
Tech Data Corp. (AE)                                    1,400              54
TeleTech Holdings, Inc. (AE)                            8,600             279
Timberland Co. Class A (AE)(N)                          5,000             126
Tractor Supply Co. (AE)                                 5,666             295
Tupperware Corp.                                       18,016             518
Under Armour, Inc. Class A (AE)                         6,787             310
Unifirst Corp.                                          1,500              66
United Online, Inc. (N)                                26,500             437
United Stationers, Inc. (AE)                            3,400             227

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Urban Outfitters, Inc. (AE)(N)                         17,400             418
VeriSign, Inc. (AE)                                    13,830             439
VistaPrint, Ltd. (AE)(N)                                6,300             241
Volcom, Inc. (AE)(N)                                    5,300             266
Volt Information Sciences, Inc. (AE)                      994              18
Warnaco Group, Inc. (The) (AE)                          8,300             327
Warner Music Group Corp. (N)                           20,200             292
West Marine, Inc. (AE)                                  8,736             120
WMS Industries, Inc. (AE)(N)                            9,750             281
World Wrestling Entertainment, Inc. Class A (N)        19,000             304
Zumiez, Inc. (AE)(N)                                    7,600             287
                                                                 ------------
                                                                       44,518
                                                                 ------------

Consumer Staples - 2.7%
Alliance One International, Inc. (AE)                 103,635           1,041
B&G Foods, Inc. Class A (N)                            23,700             313
Boston Beer Co., Inc. Class A (AE)(N)                   1,500              59
Del Monte Foods Co. (N)                                30,100             366
Diamond Foods, Inc. (N)                                 1,400              25
Flowers Foods, Inc. (N)                                 7,800             260
Green Mountain Coffee Roasters, Inc. (AE)(N)            3,100             244
Hansen Natural Corp. (AE)                              10,542             453
Hormel Foods Corp.                                      2,500              93
Imperial Sugar Co. (N)                                    900              28
JM Smucker Co. (The)                                    6,545             417
Loews Corp. - Carolina Group                           13,471           1,041
McCormick & Co., Inc.                                   4,000             153
Molson Coors Brewing Co. Class B (N)                    4,800             444
Nash Finch Co.                                          5,847             289
NBTY, Inc. (AE)                                         7,338             317
PepsiAmericas, Inc. (N)                                 5,100             125
Reddy Ice Holdings, Inc.                                7,458             213
Ruddick Corp. (N)                                       1,600              48
Schweitzer-Mauduit International, Inc.                  4,429             137
Tootsie Roll Industries, Inc. (N)                       9,459             262
Universal Corp.                                         2,389             146
                                                                 ------------
                                                                        6,474
                                                                 ------------

Financial Services - 15.4%
Advanta Corp. Class B                                   1,239              39
Advent Software, Inc. (AE)                             19,600             638
Affiliated Managers Group, Inc. (AE)                    6,904             889
Affirmative Insurance Holdings, Inc.                    1,500              23
AG Edwards, Inc.                                        6,056             512
Alesco Financial, Inc. (o)                              9,500              77
AMB Property Corp. (o)                                  6,500             346
American Financial Group, Inc.                         12,122             414
American Financial Realty Trust (o)(N)                 21,000             217
Amerisafe, Inc. (AE)                                    9,006             177
Annaly Capital Management, Inc. (o)                    49,500             714
Anthracite Capital, Inc. (o)                            5,601              66

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anworth Mortgage Asset Corp. (o)                       26,700             242
Apartment Investment & Management Co. Class A
   (o)                                                  8,500             429
Apollo Investment Corp.                                22,800             491
Arch Capital Group, Ltd. (AE)                           3,900             283
Ashford Hospitality Trust, Inc. (o)                    32,400             381
Assurant, Inc.                                          9,411             554
Astoria Financial Corp.                                 4,300             108
Axis Capital Holdings, Ltd. (N)                         5,100             207
Bancfirst Corp.                                         1,000              43
Bancorpsouth, Inc.                                      2,400              59
Bank of Hawaii Corp.                                    3,300             170
BankUnited Financial Corp. Class A                     15,494             311
Banner Corp.                                            1,000              34
BioMed Realty Trust, Inc. (o)                           9,000             226
BOK Financial Corp.                                       930              50
Broadridge Financial Solutions, Inc.                   12,600             241
Camden Property Trust (o)                               5,200             348
Capital Trust, Inc. Class A (o)(N)                        500              17
Capstead Mortgage Corp.                                   900               9
Cash America International, Inc.                        7,814             310
CB Richard Ellis Group, Inc. Class A (AE)               2,889             105
CBL & Associates Properties, Inc. (o)(N)                9,800             353
CIT Group, Inc.                                         4,800             263
City Bank (N)                                           1,200              38
Colonial BancGroup, Inc. (The)                          8,600             215
Commerce Bancshares, Inc. (N)                           2,310             105
Community Bancorp (AE)                                  5,790             162
Corus Bankshares, Inc. (N)                             11,502             199
Cowen Group, Inc. (AE)(N)                               2,000              36
Crystal River Capital, Inc. (o)(N)                     19,900             483
Deerfield Triarc Capital Corp. (o)                     23,400             342
Deluxe Corp. (N)                                       26,826           1,089
Dime Community Bancshares (N)                          12,700             168
Downey Financial Corp.                                  4,753             314
East West Bancorp, Inc. (N)                             7,700             299
EastGroup Properties, Inc. (o)                            700              31
Eaton Vance Corp.                                       6,669             295
EMC Insurance Group, Inc.                                 900              22
Entertainment Properties Trust (o)                      2,143             115
Euronet Worldwide, Inc. (AE)                           14,767             431
Factset Research Systems, Inc.                          5,000             342
FBL Financial Group, Inc. Class A                         900              35
FCStone Group, Inc. (AE)(N)                             1,700              97
Federated Investors, Inc. Class B                       6,730             258
Feldman Mall Properties, Inc. (o)                      14,900             170

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fidelity National Financial, Inc. Class A              18,900             448
First American Corp. (N)                               17,000             841
First Cash Financial Services, Inc. (AE)(N)            14,400             338
First Marblehead Corp. (The)                            1,222              47
First Regional Bancorp (AE)                               900              23
FirstFed Financial Corp. (AE)(N)                        8,451             479
Flushing Financial Corp. (N)                            9,900             159
Friedman Billings Ramsey Group, Inc. Class A
   (o)(N)                                              79,500             434
GFI Group, Inc. (AE)(N)                                11,300             819
Global Payments, Inc.                                   7,175             284
Gramercy Capital Corp. (o)(N)                           1,000              28
Greater Bay Bancorp (N)                                 4,500             125
Harleysville Group, Inc.                                1,000              33
HCC Insurance Holdings, Inc.                           10,250             342
Health Care Property Investors, Inc. (o)                6,900             200
Health Care REIT, Inc. (o)                              1,700              69
Heartland Payment Systems, Inc.                         2,949              86
Hercules Technology Growth Capital, Inc. (N)           20,700             280
Hersha Hospitality Trust (o)(N)                         3,400              40
Hospitality Properties Trust (o)                       10,100             419
HRPT Properties Trust (o)(N)                           27,400             285
Huron Consulting Group, Inc. (AE)(N)                    7,200             526
IBERIABANK Corp. (N)                                      900              44
Intersections, Inc. (AE)                                  172               2
Intervest Bancshares Corp. Class A (N)                  2,300              65
Investors Bancorp, Inc. (AE)                           17,700             238
Investors Real Estate Trust (o)                         2,600              27
IPC Holdings, Ltd.                                     11,700             378
iStar Financial, Inc. (o)                              14,956             663
ITLA Capital Corp. (N)                                  1,526              80
JER Investors Trust, Inc. (o)(N)                       30,700             460
JER Investors Trust, Inc. (AE)(p)                       9,200             138
Jones Lang LaSalle, Inc.                                1,498             170
KKR Financial Holdings LLC (o)                         15,300             381
LaSalle Hotel Properties (o)(N)                         5,000             217
Liberty Property Trust (o)(N)                          10,000             439
Luminent Mortgage Capital, Inc. (o)(N)                 32,900             332
Macatawa Bank Corp. (N)                                 1,260              20
MCG Capital Corp.                                      14,600             234
Mcgrath Rentcorp (N)                                    8,700             293
Meadowbrook Insurance Group, Inc. (AE)                  2,200              24
Mercantile Bank Corp. (N)                                 735              20
MFA Mortgage Investments, Inc. (o)                     51,400             374
National Retail Properties, Inc. (o)                   20,122             440
Nationwide Financial Services, Inc. (N)                 5,900             373
Navigators Group, Inc. (AE)                             2,290             123
Newcastle Investment Corp. (o)                         15,815             396

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NorthStar Realty Finance Corp. (o)(N)                  26,000             325
Nymex Holdings, Inc.                                    3,253             409
Ocwen Financial Corp. (AE)                             13,788             184
Odyssey Re Holdings Corp. (N)                           5,100             219
Oriental Financial Group (N)                            8,563              93
Pacific Capital Bancorp NA                              4,123             111
Pennsylvania Real Estate Investment Trust (o)           5,100             226
People's United Financial, Inc.                        14,400             255
Philadelphia Consolidated Holding Co. (AE)              5,108             214
Pico Holdings, Inc. (AE)(N)                             1,800              78
PMI Group, Inc. (The)                                   8,043             359
Potlatch Corp. (o)(N)                                   6,888             297
Preferred Bank (N)                                      3,550             142
Protective Life Corp.                                   7,600             363
RAIT Financial Trust (o)(N)                            15,900             414
Raymond James Financial, Inc.                          24,300             751
Realty Income Corp. (o)                                12,740             321
Reinsurance Group of America, Inc.                      4,800             289
Ryder System, Inc. (N)                                 11,300             608
S1 Corp. (AE)                                          26,962             215
Safety Insurance Group, Inc.                            6,111             253
SeaBright Insurance Holdings, Inc. (AE)                 2,900              51
Security Bank Corp. (N)                                 1,500              30
SEI Investments Co.                                    14,800             430
Southwest Bancorp, Inc.                                 1,216              29
Stancorp Financial Group, Inc.                          8,800             462
Sterling Bancorp (N)                                    7,100             114
Sterling Bancshares, Inc. (N)                          18,500             209
SWS Group, Inc. (N)                                    13,886             300
Taylor Capital Group, Inc.                              3,469              95
Technology Investment Capital Corp. (N)                 3,400              54
Thornburg Mortgage, Inc. (o)                            4,600             120
Total System Services, Inc.                            10,279             303
Transatlantic Holdings, Inc. (N)                        1,100              78
Triad Guaranty, Inc. (AE)                               5,118             204
U-Store-It Trust (o)(N)                                12,800             210
United America Indemnity, Ltd. Class A (AE)             2,900              72
United Fire & Casualty Co. (N)                          1,400              50
Unitrin, Inc.                                           2,700             133
ViewPoint Financial Group                              12,800             220
W Holding Co., Inc. (N)                                11,500              30
Webster Financial Corp.                                 2,500             107
West Coast Bancorp                                        900              27

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Whitney Holding Corp. (N)                               3,700             111
Wilmington Trust Corp.                                  3,500             145
Wilshire Bancorp, Inc. (N)                              1,300              16
WR Berkley Corp.                                       10,100             329
WSFS Financial Corp.                                      300              20
Zenith National Insurance Corp.                         8,953             422
                                                                 ------------
                                                                       37,325
                                                                 ------------

Health Care - 9.7%
Accelrys, Inc. (AE)                                    24,600             155
Adams Respiratory Therapeutics, Inc. (AE)               8,965             353
Advanced Medical Optics, Inc. (AE)(N)                   2,700              94
Albany Molecular Research, Inc. (AE)                    1,846              27
Allscripts Healthcare Solutions, Inc. (AE)             16,275             415
American Dental Partners, Inc. (AE)                     6,766             176
American Medical Systems Holdings, Inc. (AE)           30,340             547
American Oriental Bioengineering, Inc. (AE)            11,400             101
AMERIGROUP Corp. (AE)                                  13,700             326
Analogic Corp.                                          1,600             118
Applera Corp. - Celera Group (AE)                      37,400             464
Apria Healthcare Group, Inc. (AE)                      12,052             347
Arrow International, Inc.                               5,500             211
Arthrocare Corp. (AE)                                  13,789             605
Beckman Coulter, Inc.                                   3,100             201
Bio-Rad Laboratories, Inc. Class A (AE)                 1,100              83
Bradley Pharmaceuticals, Inc. (AE)                      3,461              75
Centene Corp. (AE)                                      9,900             212
Cerner Corp. (AE)(N)                                   13,500             749
Charles River Laboratories International, Inc.
   (AE)(N)                                              7,100             367
Community Health Systems, Inc. (AE)(N)                  2,500             101
Conmed Corp. (AE)                                      15,467             453
Cooper Cos., Inc. (The) (N)                            18,628             993
Corvel Corp. (AE)                                       1,052              27
Covance, Inc. (AE)                                      5,300             363
DaVita, Inc. (AE)                                       7,200             388
Discovery Laboratories, Inc. (AE)(N)                   14,200              40
Emergency Medical Services Corp. Class A (AE)          11,322             443
Greatbatch, Inc. (AE)                                   2,979              97
Haemonetics Corp. (AE)                                  6,550             345
Healthcare Services Group (N)                          15,000             443
HealthExtras, Inc. (AE)(N)                             27,600             816
Healthspring, Inc. (AE)                                25,606             488
Healthways, Inc. (AE)(N)                               16,915             801
Hologic, Inc. (AE)                                     13,318             737
Illumina, Inc. (AE)                                     8,986             365
Immucor, Inc. (AE)                                      2,800              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Immunomedics, Inc. (AE)                                15,427              64
IMS Health, Inc.                                       12,707             408
Intuitive Surgical, Inc. (AE)(N)                          800             111
Invacare Corp. (N)                                      1,600              29
Inverness Medical Innovations, Inc. (AE)(N)             7,700             393
Kindred Healthcare, Inc. (AE)(N)                        2,400              74
King Pharmaceuticals, Inc. (AE)(N)                     21,234             434
KV Pharmaceutical Co. (AE)                              6,400             174
Kyphon, Inc. (AE)                                       6,001             289
LHC Group, Inc. (AE)                                    9,344             245
LifePoint Hospitals, Inc. (AE)                            700              27
Lincare Holdings, Inc. (AE)                             4,049             161
Matria Healthcare, Inc. (AE)                            1,245              38
Medcath Corp. (AE)                                     10,394             331
Medical Action Industries, Inc. (AE)                    5,200              94
Medicis Pharmaceutical Corp. Class A                    9,635             294
Medtox Scientific, Inc. (AE)                            2,208              65
Mentor Corp. (N)                                        6,400             260
Meridian Bioscience, Inc. (N)                          10,400             225
Molina Healthcare, Inc. (AE)(N)                         3,500             107
Myriad Genetics, Inc. (AE)(N)                           8,800             327
Nabi Biopharmaceuticals (AE)(N)                         1,500               7
Neurocrine Biosciences, Inc. (AE)(N)                    7,300              82
Noven Pharmaceuticals, Inc. (AE)                        5,726             134
NuVasive, Inc. (AE)(N)                                 10,200             276
Perrigo Co. (N)                                        11,200             219
Pharmaceutical Product Development, Inc.                7,189             275
Pharmacopeia, Inc. (AE)(N)                             16,050              89
PharmaNet Development Group, Inc. (AE)                  5,251             167
Phase Forward, Inc. (AE)(N)                            17,400             293
PolyMedica Corp. (N)                                    9,100             372
Psychiatric Solutions, Inc. (AE)                       13,886             504
Quality Systems, Inc.                                   8,058             306
ResMed, Inc. (AE)                                       9,081             375
Sciele Pharma, Inc. (AE)                                7,330             173
Sierra Health Services, Inc. (AE)                      11,974             498
Sirona Dental Systems, Inc. (AE)                       11,186             423
Stericycle, Inc. (AE)(N)                                4,400             196
STERIS Corp.                                            8,300             254
Techne Corp. (AE)                                       9,954             569
TomoTherapy, Inc. (AE)(N)                               7,900             173
Universal Health Services, Inc. Class B                 6,300             387
Watson Pharmaceuticals, Inc. (AE)                      12,971             422
WellCare Health Plans, Inc. (AE)                        3,927             355

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                      5,419             256
                                                                 ------------
                                                                       23,559
                                                                 ------------

Materials and Processing - 12.8%
Acuity Brands, Inc.                                     2,401             145
Airgas, Inc.                                           13,465             645
Albemarle Corp.                                        19,802             763
Aptargroup, Inc.                                        2,600              92
Ashland, Inc.                                           3,400             217
Bemis Co., Inc.                                         4,200             139
Bluegreen Corp. (AE)                                    2,300              27
BlueLinx Holdings, Inc. (N)                             1,700              18
Buckeye Technologies, Inc. (AE)                        47,491             735
Cal Dive International, Inc. (AE)(N)                   11,100             185
Cambrex Corp.                                          13,600             180
Carpenter Technology Corp.                              4,639             605
Celanese Corp. Class A                                 40,685           1,578
Ceradyne, Inc. (AE)                                     3,600             266
CF Industries Holdings, Inc.                            8,200             491
Chemtura Corp. (N)                                     28,723             319
Chesapeake Corp. (N)                                    3,100              39
Chicago Bridge & Iron Co. NV                           13,145             496
Comfort Systems USA, Inc. (N)                          30,900             438
Commercial Metals Co.                                  24,700             834
Constar International, Inc. (AE)(N)                    10,500              65
Corn Products International, Inc.                      17,700             804
Crown Holdings, Inc. (AE)(N)                           23,100             577
Cytec Industries, Inc. (N)                              9,200             587
Eastman Chemical Co. (N)                                8,700             560
EMCOR Group, Inc. (AE)                                 15,454           1,127
Energizer Holdings, Inc. (AE)                           3,000             299
Energy Conversion Devices, Inc. (AE)                    7,966             246
Ennis, Inc.                                             5,900             139
FMC Corp.                                               4,100             367
Glatfelter (N)                                         15,000             204
GrafTech International, Ltd. (AE)                      27,513             463
Granite Construction, Inc. (N)                          6,924             444
Greif, Inc. Class A                                       900              54
Harsco Corp.                                            8,400             437
Haynes International, Inc. (AE)                         2,200             186
Hercules, Inc. (AE)                                    40,600             798
Infrasource Services, Inc. (AE)                        11,437             424
Innospec, Inc.                                          4,626             274
Jacobs Engineering Group, Inc. (AE)(N)                 20,300           1,167
KBR, Inc. (AE)(N)                                       6,800             178
Landec Corp. (AE)                                      10,912             146
Layne Christensen Co. (AE)                              6,300             258
Lennox International, Inc.                             10,700             366
Lubrizol Corp.                                          9,500             613
Lydall, Inc. (AE)                                       1,200              18
McDermott International, Inc. (AE)                     18,401           1,530
Mercer International, Inc. (AE)                         8,900              91
Metal Management, Inc.                                  2,900             128

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Northwest Pipe Co. (AE)(N)                                800              28
Olin Corp. (N)                                         19,700             414
OM Group, Inc. (AE)                                     6,679             353
Perini Corp. (AE)                                       3,232             199
Quanta Services, Inc. (AE)                             17,904             549
Resource Capital Corp. (o)(N)                           3,500              49
Rock-Tenn Co. Class A                                  31,426             997
Royal Gold, Inc. (N)                                    6,200             147
RPM International, Inc. (N)                            24,204             559
SAIC, Inc. (AE)(N)                                     20,800             376
Schnitzer Steel Industries, Inc. Class A                5,300             254
Senomyx, Inc. (AE)(N)                                   9,400             127
Sigma-Aldrich Corp.                                    10,100             431
Silgan Holdings, Inc.                                     700              39
Sonoco Products Co.                                    27,744           1,188
Spartech Corp.                                         16,956             450
Standard Register Co. (The) (N)                         2,100              24
Superior Essex, Inc. (AE)                               4,700             176
Symyx Technologies, Inc. (AE)(N)                        6,000              69
Temple-Inland, Inc.                                     2,900             178
Timken Co.                                             10,700             386
Titanium Metals Corp. (AE)                              7,441             237
Tredegar Corp.                                         11,777             251
UAP Holding Corp. (N)                                   8,500             256
URS Corp. (AE)                                         20,605           1,000
USEC, Inc. (AE)                                        14,910             328
Valspar Corp.                                           5,600             159
Washington Group International, Inc. (AE)              12,434             995
Wausau Paper Corp. (N)                                  2,400              32
Zoltek Cos., Inc. (AE)                                  2,900             120
                                                                 ------------
                                                                       31,133
                                                                 ------------

Miscellaneous - 1.3%
Brunswick Corp. (N)                                    18,575             606
Castlepoint Holdings, Ltd. (p)                         30,900             454
Foster Wheeler, Ltd. (AE)                              13,803           1,477
Raven Industries, Inc. (N)                              1,500              54
Teleflex, Inc.                                          7,648             625
                                                                 ------------
                                                                        3,216
                                                                 ------------

Other Energy - 4.9%
Alon USA Energy, Inc.                                  12,400             546
Atwood Oceanics, Inc. (AE)                              4,900             336
Cameron International Corp. (AE)                        6,183             442
CARBO Ceramics, Inc. (N)                                  500              22
Complete Production Services, Inc. (AE)                 8,400             217

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Core Laboratories NV (AE)(N)                           10,145           1,032
Diamond Offshore Drilling, Inc.                         4,516             459
Dresser-Rand Group, Inc. (AE)(N)                        7,000             276
Dril-Quip, Inc. (AE)                                    5,479             246
ENSCO International, Inc. (N)                           6,100             372
Foundation Coal Holdings, Inc. (N)                      8,000             325
Frontier Oil Corp.                                      6,300             276
Global Industries, Ltd. (AE)                           23,056             618
Goodrich Petroleum Corp. (AE)                           8,516             295
Grant Prideco, Inc. (AE)(N)                            11,508             619
Grey Wolf, Inc. (AE)                                   41,900             345
Gulf Island Fabrication, Inc. (N)                         700              24
Hercules Offshore, Inc. (AE)(N)                        13,000             421
Holly Corp. (N)                                         7,200             534
Hornbeck Offshore Services, Inc. (AE)(N)                6,800             264
Input/Output, Inc. (AE)(N)                             23,100             361
JA Solar Holdings Co., Ltd. - ADR (AE)(N)               4,300             145
Meridian Resource Corp. (AE)                           25,700              78
National-Oilwell Varco, Inc. (AE)                       3,579             373
Oceaneering International, Inc. (AE)                   10,400             547
Ormat Technologies, Inc. (N)                            7,500             283
Range Resources Corp. (N)                               7,400             277
Rosetta Resources, Inc. (AE)                            2,648              57
SEACOR Holdings, Inc. (AE)                              1,700             159
Superior Energy Services, Inc. (AE)(N)                  5,500             219
Superior Offshore International, Inc. (AE)              6,100             111
Tesoro Corp.                                           16,951             969
Union Drilling, Inc. (AE)                               2,900              48
W-H Energy Services, Inc. (AE)                          5,500             340
Western Refining, Inc. (N)                              3,700             214
                                                                 ------------
                                                                       11,850
                                                                 ------------

Producer Durables - 7.2%
AGCO Corp. (AE)                                         8,765             381
AO Smith Corp. (N)                                        600              24
Applied Industrial Technologies, Inc.                   4,600             136
Arris Group, Inc. (AE)(N)                              28,090             494
Asyst Technologies, Inc. (AE)                           1,800              13
Baldor Electric Co.                                    13,300             655
BE Aerospace, Inc. (AE)                                 6,900             285
Belden, Inc.                                            6,083             337
C-COR, Inc. (AE)                                       15,700             221
Cognex Corp. (N)                                       18,100             407
Cohu, Inc. (N)                                         15,300             340
Crane Co. (N)                                           7,400             336
Credence Systems Corp. (AE)(N)                         66,711             240
Crown Castle International Corp. (AE)(N)                6,100             221
CTS Corp. (N)                                           5,013              64
Cummins, Inc.                                           4,377             443
Diebold, Inc.                                           2,800             146

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DR Horton, Inc.                                        17,044             340
EnPro Industries, Inc. (AE)                             2,068              89
Entegris, Inc. (AE)(N)                                 39,431             468
ESCO Technologies, Inc. (AE)(N)                         2,700              98
FEI Co. (AE)(N)                                         3,300             107
Flowserve Corp.                                         7,800             559
Franklin Electric Co., Inc. (N)                         3,600             170
Gardner Denver, Inc. (AE)                              17,400             740
Goodrich Corp.                                          6,898             411
Hubbell, Inc. Class B (N)                               7,400             401
Intevac, Inc. (AE)                                      4,623              98
Kennametal, Inc.                                        5,271             432
Kimball International, Inc. Class B                     2,000              28
Knoll, Inc.                                             4,382              98
L-1 Identity Solutions, Inc. (AE)(N)                   43,500             890
Lexmark International, Inc. Class A (AE)                5,049             249
LTX Corp. (AE)                                         24,883             138
MasTec, Inc. (AE)(N)                                    3,200              51
Mettler Toledo International, Inc. (AE)                 4,174             399
Milacron, Inc. (AE)(N)                                  3,124              27
Mine Safety Appliances Co. (N)                          5,100             223
Mueller Water Products, Inc. Class A                   12,121             182
NACCO Industries, Inc. Class A                            226              35
Novellus Systems, Inc. (AE)                             1,482              42
NVR, Inc. (AE)(N)                                       1,016             691
Pall Corp.                                             13,300             612
Photon Dynamics, Inc. (AE)                              3,134              34
Plantronics, Inc. (N)                                   7,100             186
Polycom, Inc. (AE)(N)                                   7,500             252
Robbins & Myers, Inc. (N)                              15,262             811
SBA Communications Corp. Class A (AE)(N)               18,200             611
Steelcase, Inc. Class A (N)                            26,746             495
Tecumseh Products Co. Class A (AE)(N)                  15,100             237
Teledyne Technologies, Inc. (AE)(N)                     6,800             312
Tennant Co.                                             2,600              95
Teradyne, Inc. (AE)(N)                                 41,949             738
Terex Corp. (AE)                                        5,389             438
Thomas & Betts Corp. (AE)                               1,700              99
Ultratech, Inc. (AE)(N)                                19,200             256
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 5,450             218
WW Grainger, Inc.                                       3,700             344
                                                                 ------------
                                                                       17,447
                                                                 ------------

Technology - 16.3%
3Com Corp. (AE)                                        81,500             337
ActivIdentity Corp. (AE)                                  500               2

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Adaptec, Inc. (AE)(N)                                  21,100              80
Adtran, Inc. (N)                                        8,600             223
Alliance Semiconductor Corp. (AE)                      16,700              84
Amdocs, Ltd. (AE)(N)                                    9,900             394
American Reprographics Co. (AE)                         9,565             295
Amkor Technology, Inc. (AE)                            17,100             269
Amphenol Corp. Class A                                 28,168           1,004
Anadigics, Inc. (AE)                                    8,900             123
Anixter International, Inc. (AE)                        6,400             481
Ansys, Inc. (AE)                                       40,468           1,072
Applied Micro Circuits Corp. (AE)                      21,800              55
ARM Holdings PLC - ADR                                 35,200             308
Arrow Electronics, Inc. (AE)                           11,300             434
AsiaInfo Holdings, Inc. (AE)                            6,046              59
Atheros Communications, Inc. (AE)(N)                    8,600             265
Atmel Corp. (AE)                                       17,500              97
Avanex Corp. (AE)(N)                                   38,600              69
Avnet, Inc. (AE)                                        7,679             304
AVX Corp.                                              11,950             200
BearingPoint, Inc. (AE)                                33,900             248
Blackboard, Inc. (AE)                                  19,800             834
Brocade Communications Systems, Inc. (AE)(N)          126,700             991
Captaris, Inc. (AE)                                    14,278              73
Cavium Networks, Inc. (AE)(N)                           6,700             152
Cbeyond, Inc. (AE)(N)                                   8,500             327
Ciena Corp. (AE)(N)                                    12,760             461
Citrix Systems, Inc. (AE)                               8,100             273
Cogent Communications Group, Inc. (AE)(N)               8,900             266
CommScope, Inc. (AE)                                    9,377             547
COMSYS IT Partners, Inc. (AE)                           3,992              91
Comtech Telecommunications Corp. (AE)                   6,839             317
Comverse Technology, Inc. (AE)(N)                      20,700             432
CSG Systems International, Inc. (AE)                   16,116             427
Cubic Corp.                                             7,400             223
Daktronics, Inc. (N)                                    9,900             213
DealerTrack Holdings, Inc. (AE)(N)                     32,341           1,191
Digital River, Inc. (AE)(N)                             5,500             249
EMS Technologies, Inc. (AE)                             1,500              33
EPIQ Systems, Inc. (AE)                                 6,643             107
Equinix, Inc. (AE)(N)                                  16,513           1,510
Excel Technology, Inc. (AE)                             1,700              48
F5 Networks, Inc. (AE)(N)                               4,400             355
First Solar, Inc. (AE)(N)                               1,700             152
Flir Systems, Inc. (AE)(N)                             15,600             722
Foundry Networks, Inc. (AE)                            38,048             634
Garmin, Ltd.                                           10,076             745
Gartner, Inc. (AE)(N)                                  47,500           1,168
Gateway, Inc. (AE)(N)                                  81,000             129
Genesis Microchip, Inc. (AE)                            2,745              26
Gerber Scientific, Inc. (AE)                            2,000              23
Hittite Microwave Corp. (AE)                            9,625             411
Ikanos Communications, Inc. (AE)                       16,600             126

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Imation Corp. (N)                                       9,100             335
Ingram Micro, Inc. Class A (AE)                        18,100             393
Integrated Device Technology, Inc. (AE)                18,000             275
Intermec, Inc. (AE)                                    15,176             384
International Rectifier Corp. (AE)(N)                   6,000             224
Interwoven, Inc. (AE)                                  50,586             710
IXYS Corp. (AE)(N)                                      1,600              13
Keynote Systems, Inc. (AE)                             14,700             241
Leadis Technology, Inc. (AE)                            1,000               4
Magma Design Automation, Inc. (AE)                      4,256              60
Manhattan Associates, Inc. (AE)                        11,799             329
Mentor Graphics Corp. (AE)                              1,559              21
Mercury Computer Systems, Inc. (AE)(N)                 11,200             137
Methode Electronics, Inc.                               4,437              69
Microchip Technology, Inc.                             10,612             393
Micros Systems, Inc. (AE)                               9,917             539
MicroStrategy, Inc. Class A (AE)                          139              13
NAM TAI Electronics, Inc. (N)                          14,500             173
National Instruments Corp. (N)                         10,800             352
Ness Technologies, Inc. (AE)                            5,300              69
Novatel Wireless, Inc. (AE)(N)                          8,300             216
Novell, Inc. (AE)                                      34,400             268
Nuance Communications, Inc. (AE)(N)                    22,500             376
Oplink Communications, Inc. (AE)                        3,400              51
Orckit Communications, Ltd. (AE)                       12,300             110
PMC - Sierra, Inc. (AE)(N)                             50,000             387
QLogic Corp. (AE)                                      16,100             268
Quantum Corp. (AE)(N)                                  23,800              75
Rackable Systems, Inc. (AE)(N)                          9,900             122
Radware, Ltd. (AE)(N)                                   7,600             111
RealNetworks, Inc. (AE)(N)                             35,000             286
Riverbed Technology, Inc. (AE)                         11,200             491
SanDisk Corp. (AE)                                      9,110             446
Seachange International, Inc. (AE)(N)                  25,000             194
Seagate Technology (N)                                  9,197             200
Sigma Designs, Inc. (AE)(N)                            19,100             498
Sigmatel, Inc. (AE)                                     6,200              18
Silicon Storage Technology, Inc. (AE)                  84,798             316
Skyworks Solutions, Inc. (AE)(N)                       66,400             488
SonicWALL, Inc. (AE)                                   16,300             140
Standard Microsystems Corp. (AE)(N)                     5,400             185
Sunpower Corp. Class A (AE)(N)                          8,200             517
Sybase, Inc. (AE)                                      13,558             324
Sycamore Networks, Inc. (AE)(N)                        36,800             148
Synchronoss Technologies, Inc. (AE)(N)                  5,000             147
Syniverse Holdings, Inc. (AE)(N)                        2,700              35
SYNNEX Corp. (AE)(N)                                    5,600             115

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Synopsys, Inc. (AE)(N)                                  6,800             180
Tekelec (AE)(N)                                        39,100             564
Tessera Technologies, Inc. (AE)(N)                     27,098           1,099
TIBCO Software, Inc. (AE)                              60,600             548
Transaction Systems Architects, Inc. (AE)(N)            9,400             316
Trident Microsystems, Inc. (AE)                         7,300             134
TriQuint Semiconductor, Inc. (AE)                      44,700             226
Trizetto Group, Inc. (The) (AE)(N)                     10,400             201
Ultimate Software Group, Inc. (AE)(N)                  22,900             663
Unisys Corp. (AE)                                      49,900             456
Utstarcom, Inc. (AE)(N)                                32,400             182
Varian, Inc. (AE)(N)                                    4,000             219
VeriFone Holdings, Inc. (AE)(N)                        23,200             818
Verigy, Ltd. (AE)                                      30,504             873
Verint Systems, Inc. (AE)(N)                           20,113             630
Vignette Corp. (AE)                                    10,435             200
Vocus, Inc. (AE)(N)                                    18,300             460
Wavecom SA - ADR (AE)(N)                                7,200             254
Zebra Technologies Corp. Class A (AE)                   9,542             370
Zoran Corp. (AE)(N)                                    18,400             369
                                                                 ------------
                                                                       39,687
                                                                 ------------
Utilities - 5.3%
AGL Resources, Inc.                                     8,724             353
Allete, Inc.                                            3,100             146
Alliant Energy Corp.                                   19,851             771
Atmos Energy Corp.                                     29,487             886
Black Hills Corp.                                       8,664             344
California Water Service Group (N)                      7,500             281
Centerpoint Energy, Inc. (N)                           19,300             336
CenturyTel, Inc.                                       15,726             771
Cincinnati Bell, Inc. (AE)                             11,247              65
Citizens Communications Co.                             8,082             123
Clearwire Corp. Class A (AE)                            4,900             120
Cleco Corp. (N)                                         9,600             235
CMS Energy Corp. (N)                                   18,000             310
Energen Corp.                                           6,859             377
EnerNOC, Inc. (AE)                                      2,500              95
Integrys Energy Group, Inc. (N)                         2,900             147
Leap Wireless International, Inc. (AE)                  8,900             752
MDU Resources Group, Inc.                              15,500             435
New Jersey Resources Corp. (N)                          2,200             112
NII Holdings, Inc. (AE)                                 5,836             471
Northeast Utilities                                    25,200             715
OGE Energy Corp.                                       19,523             716
Oneok, Inc.                                             5,300             267
PAETEC Corp. (AE)(N)                                   22,500             254
Pepco Holdings, Inc.                                   24,100             680
PNM Resources, Inc.                                     7,100             197
Portland General Electric Co.                           2,260              62
Premiere Global Services, Inc. (AE)                    11,100             145
Puget Energy, Inc.                                      9,929             240
Sierra Pacific Resources (AE)                          31,100             546
Southern Union Co.                                     11,600             378

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Southwest Gas Corp.                                     5,074             172
Suburban Propane Partners, LP                           3,100             148
Telephone & Data Systems, Inc.                            400              25
UGI Corp.                                              30,900             843
Westar Energy, Inc.                                    13,284             323
                                                                 ------------
                                                                       12,841
                                                                 ------------
TOTAL COMMON STOCKS
(cost $208,722)                                                       236,014
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                  42,200              11
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $10)                                                                 11
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.8%
Russell Investment Company
   Money Market Fund                                5,709,000           5,709
United States Treasury Bills (z)(sec.)
   4.649% due 09/27/07                                  1,000             989
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $6,698)                                                           6,698
                                                                 ------------

OTHER SECURITIES - 28.9%
State Street Securities Lending Quality Trust
   (X)                                             70,084,473          70,084
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $70,084)                                                         70,084
                                                                 ------------
TOTAL INVESTMENTS - 128.9%
(identified cost $285,514)                                            312,807

OTHER ASSETS AND LIABILITIES,
NET - (28.9%)                                                         (70,121)
                                                                 ------------

NET ASSETS - 100.0%                                                   242,686
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.


                                                      Aggressive Equity Fund  19

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 09/07 (82)                               6,905                (55)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (55)
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
PORTFOLIO SUMMARY                                 ASSETS
-------------------------------------------------------------
Auto and Transportation                                   3.3
Consumer Discretionary                                   18.3
Consumer Staples                                          2.7
Financial Services                                       15.4
Health Care                                               9.7
Materials and Processing                                 12.8
Miscellaneous                                             1.3
Other Energy                                              4.9
Producer Durables                                         7.2
Technology                                               16.3
Utilities                                                 5.3
Warrants & Rights                                          --*
Short-Term Investments                                    2.8
Other Securities                                         28.9
                                              ---------------
Total Investments                                       128.9
Other Assets and Liabilities, Net                      (28.9)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                        (--)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

 20  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2007               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,098.40      $     1,019.09
Expenses Paid During
Period*                       $         5.98      $         5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.3%
Australia - 2.2%
AGL Energy, Ltd.                                        2,861              37
Alinta, Ltd. (N)                                        2,184              28
Amcor, Ltd.                                            20,090             127
AMP, Ltd.                                              30,919             265
Ansell, Ltd.                                           10,025             104
Asciano Group (AE)                                      1,189              10
Australia & New Zealand Banking Group, Ltd.            16,945             417
AXA Asia Pacific Holdings, Ltd.                        11,885              75
BHP Billiton, Ltd.                                     28,869             857
Brambles, Ltd. (AE)                                    37,579             388
Caltex Australia, Ltd.                                  7,421             149
Centro Properties Group                                 7,961              57
CFS Gandel Retail Trust                                 2,597               5
Coles Group, Ltd.                                      20,478             280
Commonwealth Bank of Australia                          9,434             442
CSR, Ltd. (N)                                          24,355              72
David Jones, Ltd.                                      15,500              73
DB RREEF Trust                                         11,747              20
GPT Group                                              13,500              53
Harvey Norman Holdings, Ltd.                            2,911              13
Incitec Pivot, Ltd.                                     1,229              83
Insurance Australia Group, Ltd.                        16,784              81
Investa Property Group (N)                              6,524              16
Leighton Holdings, Ltd. (N)                             5,722             200
Macquarie Airports                                      1,615               6
Macquarie Bank, Ltd.                                      266              19
Macquarie Communications Infrastructure Group             546               3
Macquarie Goodman Group                                11,663              66
Macquarie Infrastructure Group                         21,026              64
Macquarie Office Trust                                  3,445               5
Minara Resources, Ltd.                                 14,323              88
Mirvac Group                                            6,629              32
Multiplex Group                                           735               3
National Australia Bank, Ltd.                          35,669           1,241
OneSteel, Ltd.                                          1,126               6
Orica, Ltd.                                             2,083              53
Pacific Brands, Ltd.                                   60,888             178
Paladin Resources, Ltd. (AE)                            3,532              25
Qantas Airways, Ltd.                                   35,169             167
QBE Insurance Group, Ltd.                              51,187           1,354
Rinker Group, Ltd.                                      6,340             101
Rio Tinto, Ltd. (N)                                     7,649             641
Santos, Ltd.                                            2,041              24
Sons of Gwalia, Ltd. (AE)(N)(B)                         8,400              --
Stockland (N)                                           8,624              60
Symbion Health, Ltd.                                    3,211              11
Tattersall's, Ltd.                                     22,123              88
Telstra Corp., Ltd.                                    28,239             101
Toll Holdings, Ltd.                                     1,189              15

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transurban Group (AE)                                  42,111             286
Westfield Group                                        11,095             188
Westpac Banking Corp.                                  11,549             251
Woolworths, Ltd.                                        5,942             136
Zinifex, Ltd.                                          10,990             175
                                                                 ------------
                                                                        9,239
                                                                 ------------

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG         15,553           1,217
                                                                 ------------

Belgium - 0.2%
Fortis                                                 17,403             742
Solvay SA                                               1,293             205
                                                                 ------------
                                                                          947
                                                                 ------------

Bermuda - 0.5%
Benfield Group, Ltd.                                   71,161             462
Esprit Holdings, Ltd.                                   8,600             109
Guoco Group, Ltd.                                       2,000              28
Hongkong Land Holdings, Ltd.                            5,000              23
Jardine Matheson Holdings, Ltd.                         3,200              76
Jardine Strategic Holdings, Ltd.                        3,000              40
Li & Fung, Ltd.                                       334,000           1,202
Orient Overseas International, Ltd.                     6,800              66
People's Food Holdings, Ltd.                           18,000              22
Vostok Gas, Ltd. (AE)                                   2,925             163
Yue Yuen Industrial Holdings, Ltd.                      8,000              25
                                                                 ------------
                                                                        2,216
                                                                 ------------

Brazil - 0.3%
Cia Vale do Rio Doce - ADR                             25,900           1,154
                                                                 ------------

Canada - 1.4%
Cameco Corp. (N)                                       10,200             518
Canadian National Railway Co.                          21,840           1,112
Potash Corp. of Saskatchewan                            7,700             601
Research In Motion, Ltd. (AE)(N)                        8,100           1,620
Rogers Communications, Inc. Class B                    23,200             989
Suncor Energy, Inc.                                    13,600           1,225
                                                                 ------------
                                                                        6,065
                                                                 ------------

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cayman Islands - 0.3%
Ctrip.com International, Ltd. - ADR (N)                 9,100             716
Focus Media Holding, Ltd. - ADR (AE)(N)                14,400             727
Kingboard Chemical Holdings, Ltd.                       7,500              34
                                                                 ------------
                                                                        1,477
                                                                 ------------

China - 0.3%
China Communications Construction Co., Ltd.
   Class H (AE)                                       297,000             532
China Merchants Bank Co., Ltd.                        294,000             895
                                                                 ------------
                                                                        1,427
                                                                 ------------

Czech Republic - 0.2%
Komercni Banka AS                                       3,707             690
                                                                 ------------

Denmark - 0.6%
Carlsberg A/S Class B                                   3,700             449
FLSmidth & Co. A/S                                      2,750             217
Novo Nordisk A/S Series B                               3,450             377
Sydbank A/S                                             1,800              86
Vestas Wind Systems A/S (AE)                           24,100           1,595
                                                                 ------------
                                                                        2,724
                                                                 ------------

Finland - 1.6%
Cargotec Corp. Class B (N)                              1,660             102
Kesko OYJ Class B                                       4,308             288
Nokia OYJ                                             160,410           4,518
Oriola-KD OYJ                                           3,400              16
Orion OYJ Class B                                      10,261             257
Outokumpu OYJ                                           5,225             177
Outotec OYJ                                             1,784              99
Rautaruukki OYJ                                         8,096             521
Stora Enso OYJ Class R                                 48,820             908
Uponor OYJ                                              1,734              68
                                                                 ------------
                                                                        6,954
                                                                 ------------

France - 12.3%
Air France-KLM (N)                                     10,918             511
Air Liquide                                            15,562           2,052
Alcatel-Lucent - ADR                                   53,450             748
Alstom RGPT (AE)(N)                                    11,293           1,899
AXA SA (N)                                             64,942           2,814
BNP Paribas (N)                                        18,869           2,257
Bouygues SA                                               274              23
Carrefour SA                                            7,333             517
Casino Guichard Perrachon SA                            2,400             244
Christian Dior SA                                       2,214             288
Cie Generale d'Optique Essilor International SA
   (N)                                                  5,130             614
CNP Assurances                                          1,367             176

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Agricole SA                                     79,183           3,235
Gaz de France SA (N)                                   23,429           1,189
Klepierre                                                 594             101
L'Oreal SA                                             17,568           2,088
Lafarge SA (N)                                            452              83
Legrand SA                                             38,859           1,408
LVMH Moet Hennessy Louis Vuitton SA                    30,122           3,487
Nexans SA                                               1,598             268
NicOx SA (AE)                                           7,623             187
Pernod-Ricard SA (N)                                   11,012           2,443
PPR SA                                                  3,523             618
Rhodia SA (AE)                                          8,810             401
Sanofi-Aventis                                         18,670           1,519
Schneider Electric SA (N)                              25,160           3,546
Societe BIC SA                                          1,096              81
Societe Generale (N)                                    5,843           1,088
Societe Television Francaise 1                         21,814             758
Sodexho Alliance SA (N)                                 4,748             342
Suez SA (N)                                             7,547             434
Suez SA (AE)                                            1,228              --
Thales SA                                              18,781           1,152
Total SA                                               90,500           7,381
Unibail-Rodamco (N)                                       715             184
Valeo SA                                                8,355             450
Vallourec SA (N)                                        3,643           1,174
Veolia Environnement (N)                               37,758           2,965
Vivendi Universal SA (N)                               79,777           3,445
                                                                 ------------
                                                                       52,170
                                                                 ------------

Germany - 9.4%
Allianz SE (N)                                         10,097           2,372
BASF AG                                                 6,388             841
Bayer AG (N)                                           64,750           4,916
Bayerische Motoren Werke AG (N)                        20,900           1,358
Continental AG (N)                                     20,378           2,881
DaimlerChrysler AG                                     15,252           1,416
Deutsche Bank AG                                        4,354             635
Deutsche Boerse AG (N)                                 14,190           1,608
Deutsche Telekom AG                                    45,665             846
E.ON AG (N)                                            26,765           4,502
Epcos AG                                                9,146             180
Fresenius Medical Care AG & Co. KGaA (N)               19,186             886
Hochtief AG                                             4,299             470
Infineon Technologies AG (AE)(N)                       97,780           1,629
KarstadtQuelle AG (AE)(N)                              56,292           1,906
Lanxess AG                                              7,955             446

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Linde AG (N)                                           18,880           2,281
Metro AG (N)                                           28,157           2,343
MTU Aero Engines Holding AG                             6,398             418
RWE AG (N)                                              5,592             598
Salzgitter AG                                           9,490           1,843
Siemens AG                                             22,545           3,252
ThyssenKrupp AG                                           897              54
Volkswagen AG (N)                                       4,505             720
Wacker Chemie AG (N)                                    5,358           1,269
Wincor Nixdorf AG                                       2,238             208
                                                                 ------------
                                                                       39,878
                                                                 ------------

Greece - 0.1%
National Bank of Greece SA                             10,244             588
                                                                 ------------

Guernsey - 0.2%
Eurocastle Investment, Ltd.                            14,286             662
                                                                 ------------

Hong Kong - 0.6%
Bank of East Asia, Ltd.                                10,400              58
BOC Hong Kong Holdings, Ltd.                           23,000              55
Cathay Pacific Airways, Ltd.                           18,000              45
Cheung Kong Holdings, Ltd.                             64,910             850
China Insurance International Holdings Co., Ltd.
   (AE)                                                   567               1
China Resources Enterprise                            142,000             534
China Unicom, Ltd.                                     18,000              31
CLP Holdings, Ltd.                                     12,000              80
Hang Lung Group, Ltd.                                  14,000              63
Henderson Land Development Co., Ltd.                   12,000              82
Hong Kong Exchanges and Clearing, Ltd.                  6,500              92
HongKong Electric Holdings                             23,500             119
Hopewell Holdings                                      12,000              49
Hutchison Whampoa, Ltd.                                14,000             139
Link REIT (The) (o)                                    13,000              29
New World Development, Ltd.                            17,000              43
Sino Land Co.                                          14,000              29
Sun Hung Kai Properties, Ltd.                           6,000              72
Swire Pacific, Ltd.                                    10,500             117
Television Broadcasts, Ltd.                             7,000              49
Wharf Holdings, Ltd.                                   20,000              80
Wheelock & Co., Ltd.                                   16,000              41
                                                                 ------------
                                                                        2,658
                                                                 ------------

Indonesia - 0.2%
Bank Central Asia Tbk PT                            1,081,000             652
Telekomunikasi Indonesia Tbk PT - ADR                   1,750              76
                                                                 ------------
                                                                          728
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Ireland - 0.6%
Elan Corp. PLC - ADR (AE)(N)                           87,600           1,921
Ryanair Holdings PLC - ADR (AE)(N)                     11,710             442
                                                                 ------------
                                                                        2,363
                                                                 ------------

Italy - 3.9%
Alleanza Assicurazioni SpA                             86,588           1,134
Ansaldo STS SpA (AE)                                   82,838           1,101
Arnoldo Mondadori Editore SpA                          97,774             959
Assicurazioni Generali SpA                             14,823             597
Banco Popolare di Verona e Novara SCRL (N)             20,962             605
Benetton Group SpA                                      6,473             113
Bulgari SpA                                            35,643             575
Buzzi Unicem SpA                                        4,442             153
Enel SpA                                               45,943             496
ENI SpA                                                75,965           2,766
Esprinet SpA (N)                                        5,834             118
Fiat SpA                                                1,566              47
Fondiaria-Sai SpA                                       9,454             459
Intesa Sanpaolo SpA                                   196,259           1,469
Italcementi SpA (N)                                    15,628             485
Luxottica Group SpA (N)                                17,304             674
Mediaset SpA                                          151,206           1,566
Milano Assicurazioni SpA (N)                           51,100             427
Parmalat Finanziaria SpA (AE)(N)(B)                    12,500              --
Snam Rete Gas SpA                                      27,825             165
Telecom Italia SpA                                    847,028           1,884
UniCredito Italiano SpA                                71,208             639
Unione di Banche Italiane Scpa                          1,315              34
                                                                 ------------
                                                                       16,466
                                                                 ------------

Japan - 16.2%
Aderans Co., Ltd.                                         100               2
Advantest Corp.                                         9,100             397
Aeon Credit Service Co., Ltd.                          43,100             684
Aioi Insurance Co., Ltd.                                6,000              39
Alfresa Holdings Corp.                                    300              21
Amada Co., Ltd.                                        10,000             125
Asahi Breweries, Ltd.                                  11,400             177
Asahi Glass Co., Ltd.                                 105,000           1,419
Asahi Kasei Corp.                                      26,000             171
Astellas Pharma, Inc.                                   2,200              96
Bank of Nagoya, Ltd. (The)                              7,000              46

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of Yokohama, Ltd. (The)                            5,000              35
Bosch Corp. (N)                                        21,000             104
Bridgestone Corp.                                      47,000           1,008
Brother Industries, Ltd.                               12,000             176
Calsonic Kansei Corp.                                   2,000               8
Canon Marketing Japan, Inc. (N)                         2,800              57
Canon, Inc. (N)                                        71,600           4,204
Chiba Bank, Ltd. (The)                                  8,000              71
Dai Nippon Printing Co., Ltd.                           8,000             119
Daihatsu Motor Co., Ltd.                                6,000              55
Daiichi Sankyo Co., Ltd.                                5,300             141
Daiwa House Industry Co., Ltd.                         31,170             446
Daiwa Securities Group, Inc.                           64,740             690
Denki Kagaku Kogyo Kabushiki Kaisha                    18,000              81
Denso Corp.                                             3,800             149
Dentsu, Inc. (N)                                            9              26
East Japan Railway Co.                                     14             108
Eisai Co., Ltd.                                         1,200              52
Elpida Memory, Inc. (AE)(N)                            14,000             617
Fanuc, Ltd.                                            17,300           1,787
Fuji Electric Holdings Co., Ltd.                        8,000              41
Fuji Fire & Marine Insurance Co., Ltd. (The)           21,000              84
Fuji Heavy Industries, Ltd. (N)                        40,000             192
Fuji Television Network, Inc.                             514           1,035
FUJIFILM Holdings Corp.                                 4,800             215
Fujitsu, Ltd.                                          33,000             243
Hakuhodo DY Holdings, Inc.                                550              36
Hirose Electric Co., Ltd. (N)                           4,900             645
Hitachi, Ltd.                                          10,000              71
Honda Motor Co., Ltd.                                  11,700             428
Hyakugo Bank, Ltd. (The)                                2,000              14
Hyakujushi Bank, Ltd. (The)                             3,000              17
Inpex Holdings, Inc.                                        2              19
Itochu Corp.                                           34,000             394
Izumi Co., Ltd. (N)                                     4,400              72
Japan Tobacco, Inc.                                       338           1,669
JFE Holdings, Inc.                                      7,900             492
JGC Corp.                                               7,000             131
Joyo Bank, Ltd. (The)                                 235,190           1,463
Kagoshima Bank, Ltd. (The)                              5,000              38
Kandenko Co., Ltd. (N)                                 17,000              96
Kansai Electric Power Co., Inc. (The)                  11,800             279
Kao Corp.                                             127,000           3,290
Kawasaki Kisen Kaisha, Ltd.                            19,000             233
KDDI Corp.                                                 16             119
Keiyo Bank, Ltd. (The)                                  7,000              41
Kobe Steel, Ltd.                                       41,000             156
Komatsu, Ltd.                                          37,700           1,096
Komori Corp.                                            3,000              70
Kose Corp.                                             54,040           1,532
Kubota Corp.                                           19,000             154
Kyocera Corp.                                             900              96

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Leopalace21 Corp. (N)                                     700              24
Makita Corp.                                            3,500             156
Matsushita Electric Industrial Co., Ltd.               22,000             437
Matsushita Electric Works, Ltd.                        20,000             256
Mazda Motor Corp.                                      34,000             194
Meiji Dairies Corp.                                    13,000              83
MID Reit, Inc. (o)                                         95             481
Millea Holdings, Inc.                                   6,100             251
Mitsubishi Chemical Holdings Corp.                     27,500             253
Mitsubishi Corp.                                       31,600             829
Mitsubishi Electric Corp.                              28,000             260
Mitsubishi Estate Co., Ltd.                            10,000             272
Mitsubishi Heavy Industries, Ltd.                      14,000              90
Mitsubishi UFJ Financial Group, Inc.                       56             619
Mitsui & Co., Ltd.                                     13,000             259
Mitsui Fudosan Co., Ltd.                                8,000             225
Mitsui OSK Lines, Ltd.                                 84,000           1,142
Mitsui Sumitomo Insurance Co., Ltd.                     3,000              39
Mitsui-Soko Co., Ltd. (N)                             106,560             636
Mizuho Financial Group, Inc.                               62             430
Mochida Pharmaceutical Co., Ltd.                        2,000              19
Mori Seiki Co., Ltd.                                      800              25
Nabtesco Corp.                                          2,000              29
New City Residence Investment Corp. Class A (o)            84             467
Nichirei Corp.                                         35,000             181
Nintendo Co., Ltd. (N)                                  4,800           1,758
Nippon Building Fund, Inc. Class A (o)                      1              14
Nippon Commercial Investment Corp. (o)                    169             736
Nippon Express Co., Ltd.                               17,000              97
Nippon Oil Corp.                                       20,000             186
Nippon Paint Co., Ltd. (N)                              2,000              10
Nippon Residential Investment Corp. Class A (o)           107             621
Nippon Steel Corp.                                     52,000             367
Nippon Telegraph & Telephone Corp.                         90             400
Nippon Yusen KK (N)                                    36,000             331
Nipponkoa Insurance Co., Ltd.                         222,490           2,006
Nissan Motor Co., Ltd. (N)                             17,000             182
Nisshin Seifun Group, Inc.                              6,500              64
Nomura Holdings, Inc.                                 139,360           2,716
Nomura Research Institute, Ltd.                         2,000              59
NTN Corp.                                               7,000              60
NTT Data Corp.                                             10              48
NTT DoCoMo, Inc.                                          284             450

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Omron Corp.                                            36,300             955
ORIX Corp.                                                640             169
Pacific Metals Co., Ltd.                                5,000              84
Resona Holdings, Inc. (N)                                  68             163
Ricoh Co., Ltd.                                        98,000           2,268
Santen Pharmaceutical Co., Ltd.                         2,100              51
Sapporo Hokuyo Holdings, Inc.                              13             144
Secom Co., Ltd.                                         1,000              47
Seino Holdings Corp.                                    5,000              47
Sekisui House, Ltd.                                     6,000              80
Seven & I Holdings Co., Ltd.                           58,080           1,660
Sharp Corp.                                             6,000             114
Shiga Bank, Ltd. (The)                                  3,000              21
Shin-Etsu Chemical Co., Ltd.                              300              21
Shinsei Bank, Ltd.                                     17,000              69
Shizuoka Bank, Ltd. (The)                              69,000             700
Showa Shell Sekiyu KK                                  16,405             204
Sohgo Security Services Co., Ltd.                       5,000              88
Sompo Japan Insurance, Inc.                            14,000             172
Sony Corp. (N)                                         20,800           1,069
Sugi Pharmacy Co., Ltd.                                19,900             455
Sumitomo Bakelite Co., Ltd.                           148,600           1,042
Sumitomo Corp.                                          3,500              64
Sumitomo Forestry Co., Ltd.                            57,000             552
Sumitomo Heavy Industries, Ltd.                         6,000              68
Sumitomo Metal Industries, Ltd.                        32,000             189
Sumitomo Mitsui Financial Group, Inc. (N)                  39             364
Sumitomo Realty & Development Co., Ltd.                 3,000              98
Sumitomo Trust & Banking Co., Ltd. (The)              183,000           1,746
Suzuken Co., Ltd.                                       1,800              56
Suzuki Motor Corp.                                     38,160           1,085
Taiyo Nippon Sanso Corp.                                4,000              31
Takeda Pharmaceutical Co., Ltd.                        26,660           1,724
Tobu Railway Co., Ltd.                                  9,000              41
Toho Co., Ltd./Tokyo                                    3,600              65
Tokai Rubber Industries, Inc.                           6,300             105
Tokyo Electric Power Co., Inc. (The)                   14,400             463
Tokyo Electron, Ltd.                                      700              52
Tokyo Gas Co., Ltd.                                   157,000             745
Tokyu Corp.                                            10,000              67
Tokyu Land Corp.                                        2,000              21
Toppan Forms Co., Ltd.                                     87               1
Toshiba Corp.                                          23,000             201
Toyo Seikan Kaisha, Ltd.                                1,500              29
Toyo Suisan Kaisha, Ltd.                                1,000              18
Toyobo Co., Ltd.                                       25,000              72
Toyota Auto Body Co., Ltd.                              1,600              27
Toyota Motor Corp.                                     65,300           4,137
West Japan Railway Co.                                    199             928
Yamada Denki Co., Ltd.                                  5,250             549

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yamaha Corp.                                            1,800              37
Yamato Kogyo Co., Ltd.                                  1,700              68
                                                                 ------------
                                                                       68,560
                                                                 ------------

Luxembourg - 0.2%
Millicom International Cellular SA (AE)(N)              9,000             825
                                                                 ------------

Mexico - 0.2%
America Movil SAB de CV
   Series L                                            12,800             793
                                                                 ------------

Netherlands - 3.7%
ABN AMRO Holding NV                                    12,895             594
Akzo Nobel NV                                           4,056             351
Arcelor Mittal                                          5,217             329
ASML Holding NV (AE)                                   56,172           1,559
Corporate Express                                      78,605           1,211
CSM                                                     3,980             141
Heineken Holding NV                                       983              51
Heineken NV                                            43,542           2,563
Hunter Douglas NV                                       1,774             168
ING Groep NV                                           54,891           2,436
Koninklijke Ahold NV (AE)                              26,305             332
Koninklijke Philips Electronics NV                     17,683             755
OCE NV                                                  5,472             107
Rodamco Europe NV                                         989             133
Royal KPN NV                                           17,750             296
TNT NV                                                 42,020           1,901
Unilever NV                                            80,274           2,505
Univar NV                                               1,082              58
                                                                 ------------
                                                                       15,490
                                                                 ------------

Norway - 0.5%
Renewable Energy Corp. AS (AE)                         28,350           1,106
Statoil ASA                                            32,312           1,005
                                                                 ------------
                                                                        2,111
                                                                 ------------

Portugal - 0.2%
Energias de Portugal SA                               137,732             762
                                                                 ------------

Singapore - 0.7%
Ascendas Real Estate Investment Trust (AE)(o)           3,000               6
CapitaCommercial Trust (AE)(o)                          4,000               8
CapitaLand, Ltd. (N)                                   12,000              63
CapitaMall Trust (AE)(o)                                4,000              11
Creative Technology, Ltd.                               3,600              18

 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DBS Group Holdings, Ltd.                               41,000             611
Fraser and Neave, Ltd.                                 17,000              61
Jardine Cycle & Carriage, Ltd.                          4,000              41
Keppel Corp., Ltd.                                     12,000              98
NatSteel, Ltd.                                         10,000              12
Neptune Orient Lines, Ltd.                             17,000              59
Olam International, Ltd.                               10,000              20
Oversea-Chinese Banking Corp.                           7,000              42
Pacific Century Regional Developments, Ltd. (AE)       76,000              20
SembCorp Industries, Ltd.                              14,880              55
Singapore Airlines, Ltd.                                8,000              98
Singapore Telecommunications, Ltd.                    599,000           1,330
STATS ChipPAC, Ltd. (AE)                               15,000              17
Suntec Real Estate Investment Trust (AE)(o)             3,000               4
United Overseas Bank, Ltd.                             12,000             172
Wing Tai Holdings, Ltd.                                16,000              42
                                                                 ------------
                                                                        2,788
                                                                 ------------

South Korea - 1.7%
Hyundai Motor Co.                                       9,900             782
Kookmin Bank - ADR                                     13,070           1,146
Kookmin Bank                                            8,619             757
LG Electronics, Inc.                                   18,789           1,554
Samsung Electronics Co., Ltd.                           4,622           2,832
                                                                 ------------
                                                                        7,071
                                                                 ------------

Spain - 1.7%
Abengoa SA                                              3,742             154
Avanzit SA (AE)                                        27,604             200
Banco Bilbao Vizcaya Argentaria SA                     55,235           1,361
Banco Santander Central Hispano SA                     47,400             878
Endesa SA                                               5,185             282
Gamesa Corp. Tecnologica SA                            25,266             923
Gestevision Telecinco SA                                6,557             187
Grifols SA (AE)                                         7,419             162
Iberdrola SA                                           15,427             866
Iberia Lineas Aereas de Espana                         61,406             308
Mapfre SA                                              94,020             468
Repsol YPF SA (N)                                      11,322             448
Telefonica SA                                          33,652             753
Union Fenosa SA                                         3,837             206
                                                                 ------------
                                                                        7,196
                                                                 ------------

Sweden - 2.0%
Alfa Laval AB                                           7,700             467
Electrolux AB                                          19,000             453
JM AB                                                  10,400             318
Lindex AB                                               3,000              40
Nordea Bank AB                                         68,180           1,072
Scania AB Class B (AE)                                 26,400             648

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB Class A                7,000             227
SKF AB Class B                                         18,400             389
Ssab Svenskt Stal AB
   Series A                                            12,700             525
Svenska Cellulosa AB Class B                            6,000             101
Svenska Handelsbanken AB
   Series A                                             6,700             188
Telefonaktiebolaget LM Ericsson
   Series B                                           931,670           3,741
TeliaSonera AB                                         29,500             218
                                                                 ------------
                                                                        8,387
                                                                 ------------

Switzerland - 7.8%
ABB, Ltd.                                              52,225           1,189
Actelion, Ltd. (AE)                                    18,360             821
Clariant AG (AE)                                       52,333             853
Credit Suisse Group                                    13,998           1,001
Geberit AG                                              1,730             296
Georg Fischer AG                                          202             153
Givaudan SA (N)                                         1,980           1,961
Helvetia Holding AG                                       242              93
Julius Baer Holding AG                                 43,930           3,161
Kudelski SA (N)                                         3,753             132
Nestle SA                                              21,489           8,198
Novartis AG                                            12,998             734
Phonak Holding AG                                       4,282             386
Roche Holding AG                                       30,449           5,419
Sulzer AG                                                 204             265
Swatch Group AG                                        15,555             885
Swiss Reinsurance                                      27,259           2,497
Swisscom AG                                             1,175             403
UBS AG                                                 70,146           4,227
Zurich Financial Services AG                              678             210
                                                                 ------------
                                                                       32,884
                                                                 ------------

Taiwan - 0.7%
HON HAI Precision Industry Co., Ltd.                  139,400           1,205
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 86,020             957
United Microelectronics Corp. - ADR (N)               245,250             839
                                                                 ------------
                                                                        3,001
                                                                 ------------

Thailand - 0.2%
Bangkok Bank PCL                                      230,100             813
                                                                 ------------

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Kingdom - 19.1%
3i Group PLC                                              969              23
Anglo American PLC                                      9,340             552
ARM Holdings PLC                                      312,110             918
AstraZeneca PLC                                        17,806             959
Aviva PLC                                              42,758             638
BAE Systems PLC                                        85,279             694
Balfour Beatty PLC                                     12,103             108
Barclays PLC                                           23,985             335
Berkeley Group Holdings PLC (AE)                        7,976             285
BG Group PLC                                           75,054           1,238
BHP Billiton PLC                                       65,733           1,835
Bovis Homes Group PLC                                     509               9
BP PLC                                                130,339           1,578
BP PLC - ADR                                           19,700           1,421
British Airways PLC (AE)                               35,244             296
British American Tobacco PLC                            9,492             324
British Energy Group PLC                               49,733             540
British Land Co. PLC (o)                                4,514             122
BT Group PLC                                          230,287           1,538
Burberry Group PLC                                     59,419             820
Cable & Wireless PLC                                  271,399           1,060
Cadbury Schweppes PLC                                 180,758           2,468
Carnival PLC                                            1,486              71
Carphone Warehouse Group PLC                           92,521             614
Centrica PLC                                              298               2
Charter PLC (AE)                                           53               1
Compass Group PLC                                       7,613              53
Daily Mail & General Trust Class A                     21,791             335
Davis Service Group PLC                                 9,300             116
De La Rue PLC                                           5,646              88
Diageo PLC                                            232,763           4,847
EMI Group PLC                                           2,867              15
Enterprise Inns PLC                                     1,722              24
Experian Group, Ltd.                                   60,067             759
Fiberweb PLC                                              719               2
Firstgroup PLC                                          5,688              76
Friends Provident PLC                                   4,064              15
Galiform PLC (AE)                                         698               2
GlaxoSmithKline PLC                                   236,759           6,205
Great Portland Estates PLC (o)                            139               2
Hammerson PLC (o)                                         342              10
HBOS PLC                                               45,036             891
HSBC Holdings PLC                                     140,769           2,587
Inchcape PLC                                            9,115              92
Invensys PLC (AE)                                         348               3
Invesco PLC                                           150,050           1,948
Investec PLC                                              161               2
ITV PLC                                                 8,142              19
J Sainsbury PLC                                        51,870             609
Kazakhmys PLC                                             460              12
Kesa Electricals PLC                                   57,426             363
Kingfisher PLC                                        359,143           1,634
Ladbrokes PLC                                         149,504           1,300

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Land Securities Group PLC (o)                           4,913             172
Legal & General Group PLC                             309,419             933
Liberty International PLC (o)                             471              11
Lloyds TSB Group PLC                                   72,848             813
Man Group PLC                                         158,422           1,937
National Express Group PLC                              7,427             160
Next PLC                                               19,592             790
Pearson PLC                                            31,491             533
Premier Farnell PLC                                     3,208              13
Reckitt Benckiser PLC                                  99,977           5,491
Reed Elsevier PLC                                       5,030              65
Resolution PLC                                            815              10
Rexam PLC                                                 832               8
Rio Tinto PLC                                             971              75
Royal & Sun Alliance Insurance Group PLC                  702               2
Royal Bank of Scotland Group PLC                      211,474           2,688
Royal Dutch Shell PLC Class A                              81           3,327
Royal Dutch Shell PLC Class B                          18,848             788
SABMiller PLC                                           4,444             113
Scottish & Southern Energy PLC                         29,258             851
Smith & Nephew PLC                                    105,797           1,315
Smiths Group PLC (AE)                                  76,228           1,814
Stagecoach Group PLC                                   52,331             192
Standard Chartered PLC                                 29,796             975
Standard Life PLC                                       8,087              54
Tesco PLC                                             337,312           2,835
Trinity Mirror PLC                                     13,551             144
Tullett Prebon PLC                                      1,143              10
Unilever PLC                                           36,439           1,182
Vodafone Group PLC                                    417,137           1,406
Vodafone Group PLC - ADR (N)                           83,850           2,820
William Hill PLC                                      193,817           2,394
WPP Group PLC                                         325,959           4,899
Xstrata PLC                                            24,910           1,494
                                                                 ------------
                                                                       80,772
                                                                 ------------

United States - 0.2%
NYSE Euronext                                           1,415             105
Synthes, Inc.                                           5,536             666
                                                                 ------------
                                                                          771
                                                                 ------------

TOTAL COMMON STOCKS
(cost $321,434)                                                       381,847
                                                                 ------------

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
Germany - 0.5%
Henkel KGaA (N)                                        38,086           2,015
Volkswagen AG (N)                                       1,676             175
                                                                 ------------
                                                                        2,190
                                                                 ------------

Italy - 0.1%
Unipol SpA                                             77,511             267
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,313)                                                           2,457
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Australia - 0.0%
Westfield Group (AE)                                      964              --
                                                                 ------------

Italy - 0.0%
Unipol SpA (AE)                                       101,002              27
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $--)                                                                 27
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
Switzerland - 0.1%
Swiss Market Index Futures
   Sep 2007 9,255.51 (CHF) Call (45)                    3,410             187
   Sep 2007 9,258.32 (CHF) Call (29)                    2,198             119
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $298)                                                               306
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.4%
United States - 8.4%
Russell Investment Company
   Money Market Fund                               33,478,000          33,478
United States Treasury Bills (z)(sec.)
   4.644% due 09/27/07                                  2,200           2,175
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $35,654)                                                         35,653
                                                                 ------------

OTHER SECURITIES - 13.1%
State Street Securities
   Lending Quality Trust (X)                       55,265,823          55,266
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $55,266)                                                         55,266
                                                                 ------------

TOTAL INVESTMENTS - 112.5%
(identified cost $414,965)                                            475,556

OTHER ASSETS AND LIABILITIES, NET - (12.5%)                           (52,886)
                                                                 ------------

NET ASSETS - 100.0%                                                   422,670
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 07/07 (40)                               5,935                115
CAC-40 Index (France)
   expiration date 07/07 (43)                               3,526                 64
DAX Index (Germany)
   expiration date 09/07 (44)                              12,001                476
EUR STOXX 50 Index (EMU)
   expiration date 09/07 (107)                              6,525                111
FTSE-100 Index (UK)
   expiration date 09/07 (48)                               6,393                 21
MSCI Singapore Index
   expiration date 07/07 (1)                                   57                 (1)
OMX S30 Index (Sweden)
   expiration date 07/07 (227)                              4,155               (112)
TOPIX Index (Japan)
   expiration date 09/07 (87)                              21,560                  5

Short Positions
CAC-40 Index (France)
   expiration date 07/07 (2)                                  164                 (5)

FTSE-100 Index (UK)
   expiration date 09/07 (51)                               6,792                (45)

Hang Seng Index (Hong Kong)
   expiration date 07/07 (7)                                  979                 (1)

IBEX Plus Index (Spain)
   expiration date 07/07 (20)                               4,004                 (6)

MIB-30 (Italy)
   expiration date 09/07 (14)                               4,005                (38)

SPI 200 Index (Australia)
   expiration date 09/07 (45)                               5,991                 83
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        667
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
Swiss Market Index Futures
   Sep 2007 9,255.51 (CHF) Put (45)                         3,410               (184)
   Sep 2007 9,258.32 (CHF) Put (29)                         2,198               (120)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $298)                                                     (304)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              22   AUD               26    07/03/07                 --
USD              40   AUD               48    09/19/07                  1
USD             314   AUD              374    09/19/07                  2
USD             343   AUD              408    09/19/07                  2
USD             431   CHF              528    07/03/07                  1
USD             147   CHF              179    07/05/07                 --
USD             243   CHF              299    09/19/07                  3
USD             805   CHF              991    09/19/07                 11
USD             968   CHF            1,193    09/19/07                 14
USD           3,345   CHF            4,118    09/19/07                 47
USD           6,022   CHF            7,416    09/19/07                 86
USD          22,734   CHF           28,010    09/19/07                337
USD              15   CZK              329    07/03/07                 --
USD              29   DKK              160    09/19/07                 --
USD              33   DKK              181    09/19/07                 --
USD              10   EUR                8    07/02/07                 --
USD              38   EUR               28    07/02/07                 --
USD             246   EUR              182    07/02/07                  1
USD              26   EUR               19    07/03/07                 --
USD             727   EUR              538    07/03/07                  1
USD             280   EUR              208    07/10/07                  3
USD             674   EUR              500    09/19/07                  4
USD           1,094   EUR              814    09/19/07                 11
USD           1,343   EUR            1,000    09/19/07                 14
USD           1,347   EUR            1,000    09/19/07                 11
USD           1,350   EUR            1,000    09/19/07                  3
USD           1,518   EUR            1,130    09/19/07                 15
USD           2,166   EUR            1,600    09/19/07                  5
USD           2,842   EUR            2,100    09/19/07                  8
USD           3,352   EUR            2,495    09/19/07                 34
USD          11,501   EUR            8,500    09/19/07                 35
USD          11,908   EUR            8,800    09/19/07                 34
USD          11,967   EUR            8,905    09/19/07                119
USD              18   GBP                9    07/02/07                 --
USD             114   GBP               57    07/02/07                  1
USD             126   GBP               63    07/02/07                 --
USD             324   GBP              162    07/02/07                  2
USD              30   GBP               15    07/03/07                 --
USD              32   GBP               16    07/03/07                 --
USD             512   GBP              255    07/03/07                  1
USD             498   GBP              250    09/19/07                  4
USD             590   GBP              300    09/19/07                 12
USD             728   GBP              365    09/19/07                  4
USD             796   GBP              400    09/19/07                  6
USD             796   GBP              400    09/19/07                  6

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,874   GBP            1,452    09/19/07                 39
USD           3,137   GBP            1,594    09/19/07                 60
USD           3,329   GBP            1,682    09/19/07                 45
USD           5,981   GBP            3,023    09/19/07                 83
USD           8,162   GBP            4,100    09/19/07                 62
USD           9,340   GBP            4,720    09/19/07                127
USD           9,756   GBP            4,900    09/19/07                 72
USD              29   HKD              224    07/03/07                 --
USD               3   HKD               22    09/19/07                 --
USD              13   HKD               99    09/19/07                 --
USD             119   HKD              925    09/19/07                 --
USD             155   HKD            1,210    09/19/07                 --
USD             335   JPY           41,359    07/03/07                  1
USD              67   JPY            8,171    09/19/07                 --
USD             106   JPY           12,896    09/19/07                 --
USD             216   JPY           26,328    09/19/07                  1
USD             410   JPY           50,000    09/19/07                  1
USD             824   JPY          100,000    09/19/07                 (3)
USD             833   JPY          100,000    09/19/07                (12)
USD             836   JPY          100,000    09/19/07                (15)
USD           1,045   JPY          125,000    09/19/07                (19)
USD           1,063   JPY          130,000    09/19/07                 (7)
USD           1,087   JPY          130,000    09/19/07                (20)
USD           1,675   JPY          200,000    09/19/07                (33)
USD           2,662   JPY          325,090    09/19/07                  6
USD           3,349   JPY          409,062    09/19/07                  9
USD           3,846   JPY          460,000    09/19/07                (70)
USD           6,315   JPY          755,000    09/19/07               (118)
USD          10,305   JPY        1,259,530    09/19/07                 33
USD              47   NOK              285    09/19/07                  1
USD             278   NZD              372    09/19/07                  7
USD             462   NZD              620    09/19/07                 12
USD             495   NZD              662    09/19/07                 13
USD             509   NZD              682    09/19/07                 13
USD             693   NZD              930    09/19/07                 19
USD           1,388   NZD            1,860    09/19/07                 37
USD           1,665   NZD            2,232    09/19/07                 45
USD           2,404   NZD            3,225    09/19/07                 65
USD              19   SEK              130    07/03/07                 --
USD             220   SEK            1,513    07/03/07                  1
USD             139   SEK              978    09/19/07                  4
USD           2,200   SEK           15,440    09/19/07                 67
USD           4,170   SEK           29,256    09/19/07                125
USD              29   SGD               45    07/03/07                 --
USD              35   SGD               54    09/19/07                 --

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             348   SGD              532    09/19/07                  2
USD             558   SGD              854    09/19/07                  3
USD             807   SGD            1,231    09/19/07                  3
USD           1,041   SGD            1,588    09/19/07                  4
USD           1,299   SGD            1,983    09/19/07                  4
USD           2,628   SGD            4,012    09/19/07                 10
USD           4,149   SGD            6,336    09/19/07                 17
AUD             437   USD              367    09/19/07                 (3)
AUD             547   USD              459    09/19/07                 (3)
AUD             627   USD              527    09/19/07                 (3)
AUD             758   USD              637    09/19/07                 (4)
AUD           2,423   USD            2,036    09/19/07                (13)
AUD           3,038   USD            2,552    09/19/07                (18)
CAD             267   USD              251    07/05/07                  1
CHF           2,386   USD            1,938    09/19/07                (27)
CHF           3,127   USD            2,529    09/19/07                (46)
CHF           3,306   USD            2,674    09/19/07                (49)
CHF           3,752   USD            3,035    09/19/07                (55)
CHF           6,558   USD            5,325    09/19/07                (77)
CHF          11,239   USD            9,128    09/19/07               (130)
DKK              12   USD                2    09/19/07                 --
DKK             258   USD               47    09/19/07                 --
DKK             475   USD               86    09/19/07                 (1)
DKK             705   USD              127    09/19/07                 (1)
EUR              83   USD              112    07/03/07                 --
EUR             134   USD              180    07/03/07                 (1)
EUR              97   USD              131    07/05/07                 --
EUR             200   USD              271    09/19/07                 (1)
EUR             239   USD              321    09/19/07                 (3)
EUR             275   USD              369    09/19/07                 (4)
EUR             300   USD              404    09/19/07                 (3)
EUR             400   USD              536    09/19/07                 (7)
EUR             400   USD              541    09/19/07                 (2)
EUR             400   USD              543    09/19/07                 --
EUR             500   USD              676    09/19/07                 (2)
EUR             500   USD              678    09/19/07                 --
EUR             900   USD            1,218    09/19/07                 (4)
EUR           2,750   USD            3,719    09/19/07                (13)
EUR           3,003   USD            4,036    09/19/07                (39)
EUR           3,452   USD            4,609    09/19/07                (76)
EUR           3,540   USD            4,759    09/19/07                (45)
EUR           7,183   USD            9,655    09/19/07                (94)
EUR           8,500   USD           11,507    09/19/07                (28)
GBP              40   USD               80    07/03/07                 --
GBP             107   USD              215    07/03/07                 (1)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             143   USD              287    07/05/07                 --
GBP             100   USD              200    09/19/07                 (1)
GBP             100   USD              201    09/19/07                 --
GBP             300   USD              597    09/19/07                 (5)
GBP             600   USD            1,194    09/19/07                 (9)
GBP           1,173   USD            2,322    09/19/07                (31)
GBP           1,217   USD            2,408    09/19/07                (32)
GBP           1,960   USD            3,880    09/19/07                (52)
GBP           2,220   USD            4,420    09/19/07                (33)
GBP           4,100   USD            8,162    09/19/07                (61)
GBP           4,147   USD            8,209    09/19/07               (109)
GBP           5,866   USD           11,609    09/19/07               (157)
HKD             698   USD               90    09/19/07                 --
HKD             714   USD               92    09/19/07                 --
JPY          39,581   USD              323    07/02/07                  2
JPY           6,667   USD               54    07/03/07                 --
JPY           5,000   USD               42    09/19/07                  1
JPY          50,000   USD              411    09/19/07                  1
JPY          56,985   USD              466    09/19/07                 (1)
JPY         100,000   USD              820    09/19/07                 (1)
JPY         100,000   USD              835    09/19/07                 14
JPY         150,000   USD            1,253    09/19/07                 22
JPY         156,176   USD            1,279    09/19/07                 (3)
JPY         268,481   USD            2,197    09/19/07                 (6)
JPY         655,000   USD            5,478    09/19/07                102
JPY         670,159   USD            5,483    09/19/07                (18)
JPY         802,939   USD            6,567    09/19/07                (24)
JPY       2,221,544   USD           18,189    09/19/07                (45)
NOK             285   USD               47    09/19/07                 (1)
SEK             581   USD               85    07/03/07                 --
SEK           3,266   USD              465    09/19/07                (14)
SEK           3,640   USD              519    09/19/07                (16)
SEK          38,768   USD            5,525    09/19/07               (166)
SGD               3   USD                2    09/19/07                 --
SGD             302   USD              199    09/19/07                 --
SGD             975   USD              642    09/19/07                  1
SGD           1,594   USD            1,044    09/19/07                 (4)
SGD           1,887   USD            1,235    09/19/07                 (5)
SGD           2,757   USD            1,806    09/19/07                 (7)
SGD           4,395   USD            2,879    09/19/07                (11)
SGD           4,678   USD            3,063    09/19/07                (13)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  98
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 32  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch      EUR 1,010      0.15%                     06/30/07                    (2)

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR plus
   Index                         Merrill Lynch       EUR  308      0.15%                     09/19/07                    (4)

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR minus
   Index                         Merrill Lynch      EUR 1,016      0.45%                     09/24/07                   (12)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (18)
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       6.1             25,854
Consumer Discretionary                                       11.2             47,377
Consumer Staples                                             10.2             43,175
Financial Services                                           19.8             83,784
Health Care                                                   6.0             25,102
Integrated Oils                                               5.0             21,177
Materials and Processing                                     10.2             43,226
Miscellaneous                                                 1.1              4,571
Other Energy                                                  0.2                582
Producer Durables                                             9.5             40,280
Technology                                                    3.8             16,103
Utilities                                                     7.8             33,073
Warrants & Rights                                              --                 27
Options Purchased                                             0.1                306
Short-Term Investments                                        8.4             35,653
Other Securities                                             13.1             55,266
                                                  ---------------    ---------------
Total Investments                                           112.5            475,556
Other Assets and Liabilities, Net                           (12.5)           (52,886)
                                                  ---------------    ---------------

Net Assets                                                  100.0            422,670
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Asia                                                          6.6             27,725
Europe                                                       46.0            194,442
Guernsey                                                      0.2                662
Japan                                                        16.2             68,560
Latin America                                                 1.3              5,640
Other Regions                                                10.0             42,489
United Kingdom                                               19.1             80,772
Other Securities                                             13.1             55,266
                                                  ---------------    ---------------
Total Investments                                           112.5            475,556
Other Assets and Liabilities, Net                           (12.5)           (52,886)
                                                  ---------------    ---------------

Net Assets                                                  100.0            422,670
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  33

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
PORTFOLIO SUMMARY                                     ASSETS
-----------------------------------------------------------------
Australia                                                     2.2
Austria                                                       0.3
Belgium                                                       0.2
Bermuda                                                       0.5
Brazil                                                        0.3
Canada                                                        1.4
Cayman Islands                                                0.3
China                                                         0.3
Czech Republic                                                0.2
Denmark                                                       0.6
Finland                                                       1.6
France                                                       12.3
Germany                                                       9.4
Greece                                                        0.1
Guernsey                                                      0.2
Hong Kong                                                     0.6
Indonesia                                                     0.2
Ireland                                                       0.6
Italy                                                         3.9
Japan                                                        16.2
Luxembourg                                                    0.2
Mexico                                                        0.2
Netherlands                                                   3.7
Norway                                                        0.5
Portugal                                                      0.2
Singapore                                                     0.7
South Korea                                                   1.7
Spain                                                         1.7
Sweden                                                        2.0
Switzerland                                                   7.8
Taiwan                                                        0.7
Thailand                                                      0.2
United Kingdom                                               19.1
United States                                                 0.2
Preferred Stocks                                              0.6
Warrants & Rights                                              --*
Options Purchased                                             0.1
Short-Term Investments                                        8.4
Other Securities                                             13.1
                                                  ---------------
Total Investments                                           112.5
Other Assets and Liabilities Net                            (12.5)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.2
Options Written                                              (0.1)
Foreign Currency Exchange Contracts                            --*
Index Swap Contracts                                          (--)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

 34  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2007               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $       934.80      $     1,020.33
Expenses Paid During
Period*                       $         4.32      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                 Real Estate Securities Fund  35

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.6%
Apartments - 16.1%
American Campus Communities, Inc. (o)                  14,300             404
Apartment Investment & Management Co. Class A
   (o)                                                124,825           6,294
Archstone-Smith Trust (o)                             342,376          20,238
AvalonBay Communities, Inc. (o)                       181,350          21,559
Boardwalk Real Estate Investment Trust (o)              7,300             333
BRE Properties, Inc. Class A (o)                       30,000           1,779
Camden Property Trust (o)                             149,200           9,992
Equity Residential (o)                                328,658          14,997
Essex Property Trust, Inc. (o)                         86,900          10,106
GAGFAH SA                                              11,800             258
Home Properties, Inc. (o)                              13,400             696
Mid-America Apartment Communities, Inc. (o)            25,100           1,317
New City Residence Investment Corp. Class A (o)            50             278
Post Properties, Inc. (o)                              38,250           1,994
United Dominion Realty Trust, Inc. (o)                141,029           3,709
                                                                 ------------
                                                                       93,954
                                                                 ------------

Diversified - 9.9%
British Land Co. PLC (o)                               80,000           2,153
CA Immobilien Anlagen AG (AE)                           9,400             278
Castellum AB                                           42,000             508
Cheung Kong Holdings, Ltd.                             21,000             275
Colonial Properties Trust (o)                          63,100           2,300
Fonciere Des Regions                                    3,500             514
Forest City Enterprises, Inc. Class A                   8,400             516
GPT Group                                             143,283             566
Great Eagle Holdings, Ltd.                            202,000             708
Hang Lung Properties, Ltd.                             97,000             334
Heiwa Real Estate Co., Ltd.                            43,000             315
Helical Bar PLC                                        34,700             323
Henderson Land Development Co., Ltd.                   99,000             674
Hysan Development Co., Ltd.                           334,000             889
iStar Financial, Inc. (o)                              34,200           1,516
IVG Immobilien AG                                      14,200             556
Kenedix Realty Investment Corp. Class A (o)                89             667
Kerry Properties, Ltd.                                 76,000             479
Land Securities Group PLC (o)                          80,912           2,832
Mirvac Group                                           60,581             293
Mitsubishi Estate Co., Ltd.                           103,000           2,802
Mitsui Fudosan Co., Ltd.                              101,000           2,838
Quintain Estates & Development PLC                     18,500             301
Spirit Finance Corp. (o)                               71,400           1,040
Sponda OYJ                                             27,900             407
Stockland                                              64,300             444

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sun Hung Kai Properties, Ltd.                          63,000             759
Unibail-Rodamco                                         9,368           2,411
Vornado Realty Trust (o)                              266,134          29,232
Washington Real Estate Investment Trust (o)            12,200             415
Wharf Holdings, Ltd.                                  158,000             631
                                                                 ------------
                                                                       57,976
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                                39,000             982
                                                                 ------------

Health Care - 5.7%
Cogdell Spencer, Inc. (o)                              21,650             446
Health Care Property Investors, Inc. (o)              179,500           5,193
Health Care REIT, Inc. (o)                            120,300           4,855
Healthcare Realty Trust, Inc. (o)                      60,650           1,685
LTC Properties, Inc. (o)                               76,400           1,738
Nationwide Health Properties, Inc. (o)                266,550           7,250
Omega Healthcare Investors, Inc. (o)                   89,200           1,412
Senior Housing Properties Trust (o)                    75,700           1,540
Ventas, Inc. (o)                                      255,000           9,244
                                                                 ------------
                                                                       33,363
                                                                 ------------

Industrial - 7.4%
AMB Property Corp. (o)                                243,250          12,946
DCT Industrial Trust, Inc. (o)                        208,300           2,241
First Potomac Realty Trust (o)                         44,300           1,032
Macquarie Goodman Group                               103,100             587
ProLogis (o)                                          444,904          25,315
ProLogis European Properties                           15,100             265
Segro PLC (o)                                          52,600             660
                                                                 ------------
                                                                       43,046
                                                                 ------------

Lodging/Resorts - 9.4%
Ashford Hospitality Trust, Inc. (o)                    93,000           1,094
DiamondRock Hospitality Co. (o)                       210,950           4,025
FelCor Lodging Trust, Inc. (o)                        108,900           2,835
Hilton Hotels Corp.                                   232,100           7,768
Hospitality Properties Trust (o)                       16,600             689
Host Hotels & Resorts, Inc. (o)                       993,013          22,958
LaSalle Hotel Properties (o)                          124,450           5,404
Shangri-La Asia, Ltd.                                 178,000             430
Starwood Hotels & Resorts Worldwide, Inc. (o)         136,580           9,160
Strategic Hotels & Resorts, Inc. (o)                   29,800             670
                                                                 ------------
                                                                       55,033
                                                                 ------------

 36  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)                  55,100           2,876
                                                                 ------------
Mixed Industrial/Office - 1.4%
Liberty Property Trust (o)                            118,600           5,210
PS Business Parks, Inc. (o)                            43,800           2,776
                                                                 ------------
                                                                        7,986
                                                                 ------------
Office - 15.6%
Alexandria Real Estate Equities, Inc. (o)              59,500           5,761
Alstria Office AG (AE)                                 19,600             397
Beni Stabili SpA                                      355,500             520
BioMed Realty Trust, Inc. (o)                         188,950           4,746
Boston Properties, Inc. (o)                           190,159          19,421
Brandywine Realty Trust (o)                           196,786           5,624
Brookfield Properties Corp.                           387,025           9,409
CapitaCommercial Trust (AE)(o)                        200,000             383
Corporate Office Properties Trust (o)                  38,600           1,583
Daibiru Corp.                                          20,200             281
Derwent London PLC (o)                                 30,200           1,113
Douglas Emmett, Inc. (o)                              157,328           3,892
Fabege AB                                              24,200             267
Great Portland Estates PLC (o)                         21,453             285
Highwoods Properties, Inc. (o)                         66,700           2,501
Hongkong Land Holdings, Ltd.                          321,000           1,444
HRPT Properties Trust (o)                             167,100           1,738
ING Office Fund                                       191,839             285
Kilroy Realty Corp. (o)                                56,600           4,010
Mack-Cali Realty Corp. (o)                            107,250           4,664
Maguire Properties, Inc. (o)                            8,300             285
Nomura Real Estate Office Fund, Inc. Class A (o)           24             259
Norwegian Property ASA                                 26,200             328
Parkway Properties, Inc. (o)                           25,600           1,230
SL Green Realty Corp. (o)                             164,150          20,336
Societe Immobiliere de Location pour l'Industrie
   et le Commerce                                       1,741             282
Tishman Speyer Office Fund                            137,300             276
Vastned Offices/Industrial                              5,800             215
                                                                 ------------
                                                                       91,535
                                                                 ------------

Regional Malls - 15.7%
Aeon Mall Co., Ltd.                                     7,900             243
CBL & Associates Properties, Inc. (o)                  31,200           1,125
CFS Gandel Retail Trust                               134,341             208
General Growth Properties, Inc. (o)                   383,100          20,285
Liberty International PLC (o)                           6,366             146
Macerich Co. (The) (o)                                203,072          16,737
Simon Property Group, Inc. (o)                        479,900          44,650

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taubman Centers, Inc. (o)                             136,300           6,762
Westfield Group                                        84,968           1,438
                                                                 ------------
                                                                       91,594
                                                                 ------------

Self Storage - 4.0%
Extra Space Storage, Inc. (o)                         173,300           2,859
Public Storage, Inc. (o)                              271,710          20,873
                                                                 ------------
                                                                       23,732
                                                                 ------------

Shopping Centers - 10.3%
Cedar Shopping Centers, Inc. (o)                       62,000             890
Corio NV                                                4,100             323
Developers Diversified Realty Corp. (o)               230,200          12,134
Federal Realty Investors Trust (o)                    189,740          14,659
Hammerson PLC (o)                                      14,938             430
Kimco Realty Corp. (o)                                180,500           6,872
Kite Realty Group Trust (o)                            99,300           1,889
Macquarie CountryWide Trust                           164,100             281
Regency Centers Corp. (o)                             261,000          18,400
Tanger Factory Outlet Centers (o)                      77,550           2,904
Weingarten Realty Investors (o)                        38,000           1,562
                                                                 ------------
                                                                       60,344
                                                                 ------------

Specialty - 1.4%
Digital Realty Trust, Inc. (o)                        161,350           6,080
Plum Creek Timber Co., Inc. (o)                        52,100           2,170
                                                                 ------------
                                                                        8,250
                                                                 ------------

TOTAL COMMON STOCKS
(cost $423,502)                                                       570,671
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Westfield Group
   2007 Rights (AE)                                     6,782               3
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $--)                                                                  3
                                                                 ------------

                                                 Real Estate Securities Fund  37

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.3%
Russell Investment Company
   Money Market Fund                               13,668,000          13,668
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,668)                                                         13,668
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $437,170)                                            584,342

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                309
                                                                 ------------

NET ASSETS - 100.0%                                                   584,651
                                                                 ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               2   AUD                3    07/02/07                 --
USD               7   AUD                8    07/03/07                 --
USD               4   JPY              520    07/02/07                 --
USD              14   JPY            1,714    07/03/07                 --
GBP              73   USD              146    07/02/07                 (1)
GBP              74   USD              149    07/03/07                 --
HKD             565   USD               72    07/03/07                 --
JPY           3,643   USD               30    07/03/07                 --
SGD              23   USD               15    07/02/07                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  (1)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 38  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Apartments                                                   16.1
Diversified                                                   9.9
Free Standing Retail                                          0.2
Health Care                                                   5.7
Industrial                                                    7.4
Lodging/Resorts                                               9.4
Manufactured Homes                                            0.5
Mixed Industrial/Office                                       1.4
Office                                                       15.6
Regional Malls                                               15.7
Self Storage                                                  4.0
Shopping Centers                                             10.3
Specialty                                                     1.4
Warrants & Rights                                              --*
Short-Term Investments                                        2.3
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

Foreign Currency Exchange Contracts                           (--)*

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
January 1, 2007               $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,011.10      $     1,021.32
Expenses Paid During
Period*                       $         3.49      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70% (representing the one-half year period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 90.3%
Asset-Backed Securities - 4.7%
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                     45              45
ACE Securities Corp. (E)
   Series 2003-OP1 Class M2
   6.820% due 12/25/33                                     55              55
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    296             296
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    110             111
American Express Credit Account Master Trust (E)
   Series 2004-C Class C (p)
   5.820% due 02/15/12                                    246             246
   Series 2005-3 Class A
   5.320% due 01/18/11                                    700             699
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.483% due 02/25/33                                     90              90
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                     50              50
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                     15              15
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    190             189
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                      3               3
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                     25              25
   Series 2004-AB2 Class M3 (E)
   5.920% due 05/25/36                                     91              91
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                     95              95
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    170             170
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                    794             793
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2006-FF1 Class A3
   5.370% due 11/25/36                                    246             246

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fremont Home Loan Trust (E)
   Series 2006-A Class 2A1
   5.370% due 05/25/36                                     29              29
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.953% due 03/25/36                                    245             244
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    320             320
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    175             175
   Series 2004-SEA Class A2A
   5.610% due 03/25/34                                     83              83
Home Equity Asset Trust (E)
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                     41              41
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                     84              84
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.470% due 06/28/36                                    476             476
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    134             136
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                    232             232
   Series 2007-4N Class 3A2A
   5.777% due 04/25/37                                    959             959
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                     18              18
   Series 2006-9 Class 2A1
   5.380% due 10/25/36                                    738             738
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   7.795% due 08/25/33                                     57              57
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                     42              42
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                    704             704
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    145             142

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    215             216
NWA Trust
   Series 1995-2 Class A
   9.250% due 06/21/14                                    185             190
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                     54              55
   Series 2003-3 Class M3
   7.320% due 06/25/33                                     39              39
   Series 2003-4 Class M2
   6.970% due 07/25/33                                     36              36
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.770% due 09/25/35                                    210             210
Parker Hannifin Employee Stock Ownership Trust
   (A)
   6.340% due 07/15/08                                     84              84
Popular ABS Mortgage Pass-Through Trust
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    230             229
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                     80              78
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                     85              83
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    175             171
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    205             203
   Series 2006-RZ4 Class A1A (E)
   5.400% due 10/25/36                                    915             915
Residential Asset Securities Corp.
   Series 2003-KS1 Class M2 (E)
   7.945% due 01/25/33                                     22              21
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    450             438
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    131             124
   Series 2006-KS9 Class AI1 (E)
   5.390% due 11/25/36                                    230             230
   Series 2007-KS2 Class AI1 (E)
   5.390% due 02/25/37                                    459             459
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    146             146
SLM Student Loan Trust (E)
   Series 2006-9 Class A1
   5.325% due 10/25/12                                    311             311

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2007-3 Class A1
   5.345% due 10/27/14                                  1,066           1,067
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                      8               8
Soundview Home Equity Loan Trust
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    290             289
Structured Asset Investment Loan Trust (E)
   Series 2005-3 Class M2
   5.760% due 04/25/35                                    120             120
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    191             189
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    222             222
VTB 24 Capital PLC (E)
   6.180% due 12/07/09                                    100             101
Wells Fargo Home Equity Trust (E)(p)
   Series 2005-4 Class AI1
   5.440% due 12/25/35                                    161             161
                                                                 ------------
                                                                       14,094
                                                                 ------------

Certificates of Deposit - 1.0%
BNP Paribas
   5.270% due 09/23/08                                    600             599
Calyon NY
   5.330% due 01/16/09                                    300             300
Dexia Credit SA
   5.270% due 09/29/08                                  1,100           1,099
Fortis Bank
   5.300% due 09/30/08                                    300             300
Nordea Bank Finland PLC
   5.298% due 04/09/09                                    400             400
Skandinaviska Enskilda Banken
   5.340% due 08/21/08                                    400             400
                                                                 ------------
                                                                        3,098
                                                                 ------------

Corporate Bonds and Notes - 16.4%
Abbey National Treasury Services PLC (E)
   Series YCD
   5.270% due 07/02/08                                    500             500
Abbott Laboratories
   5.600% due 05/15/11                                    215             216
   5.875% due 05/15/16                                     80              80

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ace Capital Trust II (N)
   9.700% due 04/01/30                                    175             226
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    100             105
Alion Science and Technology Corp.
   10.250% due 02/01/15                                   125             129
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                     90              88
Altria Group, Inc.
   7.750% due 01/15/27                                     25              29
AmerenUE
   6.400% due 06/15/17                                    190             194
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    115             118
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    300             300
American General Finance Corp.
   4.875% due 05/15/10                                    225             221
American International Group, Inc.
   4.700% due 10/01/10                                    130             127
   5.375% due 10/18/11 (N)                                170             169
   5.050% due 10/01/15                                    210             200
   6.250% due 03/15/37                                    150             142
Americo Life, Inc. (p)
   7.875% due 05/01/13                                     75              76
AMFM, Inc.
   8.000% due 11/01/08                                     50              51
Amkor Technology, Inc.
   7.750% due 05/15/13                                    175             168
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                    305             298
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    225             218
Arizona Public Service Co.
   5.800% due 06/30/14                                    100              99
   6.250% due 08/01/16                                    150             151
AT&T Mobility LLC
   6.500% due 12/15/11                                    170             176
AT&T, Inc.
   5.100% due 09/15/14                                     45              43
Atmos Energy Corp.
   6.350% due 06/15/17                                     65              66
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    395             406
Bank of America Corp.
   5.875% due 02/15/09 (N)                                 80              81
   5.360% due 06/19/09 (E)                                900             901

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.366% due 11/06/09 (E)                                100             100
   5.625% due 10/14/16                                     40              39
Bank of America NA (E)
   Series BKNT
   5.360% due 06/12/09                                    700             700
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    190             187
BellSouth Corp.
   6.550% due 06/15/34                                     35              35
Bellsouth Telecommunications, Inc. (N)
   7.000% due 12/01/95                                    210             208
BNP Paribas Capital Trust (f)(A)
   9.003% due 12/29/49                                    450             493
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                    225             219
Boeing Capital Corp., Ltd. (N)
   6.100% due 03/01/11                                     50              51
Boston Scientific Corp.
   6.400% due 06/15/16                                    255             248
Burlington Northern Santa Fe Corp.
   5.650% due 05/01/17                                     75              73
   6.875% due 12/01/27 (N)                                 25              26
   6.750% due 03/15/29                                     10              10
California Steel Industries, Inc.
   6.125% due 03/15/14                                    275             256
Caterpillar Financial Services Corp. (E)
   5.420% due 05/18/09                                  1,100           1,101
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                    100              95
CCH I Holdings LLC/CCH I Holdings Capital Corp.
   11.000% due 10/01/15                                    85              89
CDRV Investors, Inc.
   (Step Up, 9.625% 01/01/10)
   Zero Coupon due 01/01/15                               155             141
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             109
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    165             180
Chubb Corp.
   6.000% due 05/11/37                                     75              71
   6.375% due 03/29/67 (N)                                175             171

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cingular Wireless Services, Inc.
   7.875% due 03/01/11 (N)                                150             161
   8.750% due 03/01/31                                     85             106
CIT Group, Inc.
   6.875% due 11/01/09                                     45              46
Citigroup Funding, Inc. (E)
   5.330% due 12/08/08                                    100             100
   5.320% due 04/23/09                                    100             100
   5.360% due 06/26/09                                    200             200
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNA
   5.460% due 03/17/09                                    200             200
Citigroup, Inc.
   5.395% due 01/30/09 (E)                                200             200
   5.380% due 12/28/09 (E)                                400             400
   6.500% due 01/18/11 (N)                                205             211
   4.700% due 05/29/15                                     50              47
   5.850% due 08/02/16                                     55              55
   6.125% due 08/25/36                                    300             295
Clorox Co. (N)
   4.200% due 01/15/10                                    100              97
CNA Financial Corp.
   6.500% due 08/15/16                                    125             126
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     10              10
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                    125             159
Comcast Cable Holdings LLC
   9.800% due 02/01/12 (N)                                180             208
   7.875% due 08/01/13                                    305             334
Comcast Corp.
   5.900% due 03/15/16                                     45              44
Commonwealth Edison Co.
   6.950% due 07/15/18                                     50              50
   Series 105
   5.400% due 12/15/11                                    125             122
Community Health Systems, Inc. (p)
   8.875% due 07/15/15                                    105             106
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    150             158
COX Communications, Inc.
   4.625% due 01/15/10 (N)                                350             342
   5.875% due 12/01/16 (p)                                 75              73
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10 (N)                                 65              64
   6.500% due 01/15/12                                     25              26
   5.500% due 08/15/13 (N)                                 45              45
   4.875% due 01/15/15                                     55              52
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                     55              55

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crescent Real Estate Equities, LP
   9.250% due 04/15/09                                     40              41
CSC Holdings, Inc.
   6.750% due 04/15/12                                     90              86
CVS Caremark Corp.
   5.750% due 08/15/11                                    125             125
   5.750% due 06/01/17                                    180             174
DaimlerChrysler NA Holding Corp. (E)
   5.690% due 03/13/09                                    400             400
   5.770% due 03/13/09                                    300             301
   6.500% due 11/15/13                                    145             150
DCP Midstream, LP (N)
   6.875% due 02/01/11                                     20              21
Detroit Edison Co. (The)
   6.350% due 10/15/32                                     50              50
Devon Financing Corp. ULC
   7.875% due 09/30/31                                     45              52
Dex Media East Finance Co. (N)
   12.125% due 11/15/12                                    50              54
Dominion Resources, Inc.
   Series A
   5.200% due 01/15/16                                    195             185
   Series B
   6.250% due 06/30/12                                    110             114
Dow Chemical Co. (The)
   6.000% due 10/01/12                                     60              61
DPL, Inc.
   6.875% due 09/01/11                                    148             154
El Paso Corp.
   8.050% due 10/15/30                                    200             210
Eli Lilly & Co.
   5.200% due 03/15/17                                    235             225
Energy Transfer Partners, LP
   5.950% due 02/01/15                                    200             197
Enterprise Products Operating, LP
   4.950% due 06/01/10                                    125             123
   8.375% due 08/01/66                                    100             107
FedEx Corp. (N)
   7.600% due 07/01/97                                     75              84
Financing Corp.
   Principal Only STRIP
   Series 2P
   Zero coupon due 11/30/17                                60              34
   Series 6P
   Zero coupon due 08/03/18                               300             165
   Series 10P
   Zero coupon due 11/30/17                               510             292

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 15P
   Zero coupon due 03/07/19                                70              37
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    280             287
   Series C
   7.375% due 11/15/31                                    125             135
Ford Motor Credit Co. LLC
   7.875% due 06/15/10                                    200             200
Freeport-McMoRan Copper & Gold, Inc.
   8.375% due 04/01/17                                    305             326
General Electric Capital Corp.
   5.428% due 01/20/10 (E)                                200             200
   5.500% due 04/28/11 (N)                                220             220
   Series MTN (E)
   5.385% due 10/26/09                                    500             500
   Series MTNA
   5.455% due 07/28/08 (E)(N)                             700             701
   5.450% due 01/15/13                                    260             257
General Electric Co. (E)
   5.400% due 12/09/08                                    200             200
Goldman Sachs Group, Inc. (The)
   5.400% due 12/23/08 (E)                                600             600
   5.400% due 03/30/09 (E)                                400             400
   6.875% due 01/15/11                                    505             525
   5.350% due 01/15/16 (N)                                355             339
   5.625% due 01/15/17                                    125             120
   Series MTNB (E)
   5.450% due 12/22/08                                    300             300
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    125             121
Hawaiian Telcom Communications, Inc. (E)(N)
   Series B
   10.860% due 05/01/13                                   175             179
HCA, Inc. (p)
   9.125% due 11/15/14                                    125             131
Health Care Property Investors, Inc. (N)
   5.950% due 09/15/11                                    300             300
Historic TW, Inc.
   8.050% due 01/15/16                                    195             216
Home Depot, Inc.
   5.400% due 03/01/16                                     35              33
HSBC Finance Corp.
   5.415% due 10/21/09 (E)                                100             100
   5.435% due 03/12/10 (E)                                300             300
   5.607% due 05/10/10 (E)                                100             100
   6.375% due 11/27/12 (N)                                185             190
   5.000% due 06/30/15                                    110             103
Idearc, Inc.
   8.000% due 11/15/16                                    125             126

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Business Machines Corp.
   7.125% due 12/01/96                                    180             199
International Lease Finance Corp.
   5.750% due 06/15/11                                     80              80
   5.625% due 09/20/13                                     80              80
International Paper Co.
   5.850% due 10/30/12                                    510             509
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                    180             184
iPCS, Inc. (E)(p)
   7.480% due 05/01/13                                     35              35
iStar Financial, Inc.
   Series B
   5.125% due 04/01/11                                    200             196
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                     90              88
JP Morgan Chase Bank
   Series EMTN
   6.000% due 05/22/45                                  1,819           1,583
JPMorgan Chase & Co.
   5.600% due 06/01/11                                     65              65
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    200             200
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    395             408
Kerr-McGee Corp.
   6.950% due 07/01/24                                    125             130
KeySpan Corp.
   7.625% due 11/15/10                                    150             159
Kraft Foods, Inc.
   5.625% due 11/01/11                                    495             491
Kroger Co. (The) (N)
   8.000% due 09/15/29                                     15              16
   7.500% due 04/01/31                                     25              26
Lehman Brothers Holdings, Inc.
   5.445% due 01/23/09 (E)                                600             600
   5.440% due 04/03/09 (E)                                400             400
   5.500% due 05/25/10 (E)                                200             200
   5.250% due 02/06/12                                     85              84
   5.500% due 04/04/16 (N)                                 85              83
Level 3 Communications, Inc.
   6.000% due 09/15/09                                     60              58
Level 3 Financing, Inc.
   12.250% due 03/15/13                                    85              98
M&T Bank Corp.
   5.375% due 05/24/12                                    215             213

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mandalay Resort Group
   6.500% due 07/31/09                                     90              90
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                     84              81
Merrill Lynch & Co., Inc.
   5.440% due 12/04/09 (E)(N)                             200             200
   6.050% due 05/16/16                                    130             129
   Series MTN (E)
   5.406% due 05/08/09                                    900             900
   Series MTNC
   4.250% due 02/08/10                                    185             180
MetLife, Inc.
   6.400% due 12/15/36                                    100              93
Metropolitan Life Global Funding I (E)(p)
   5.400% due 05/17/10                                    400             400
MGM Mirage
   6.750% due 09/01/12                                    215             205
Midamerican Energy Holdings Co. (N)
   6.125% due 04/01/36                                    325             314
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    110             108
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     95              93
Morgan Stanley
   5.406% due 05/07/09 (E)                                300             300
   5.375% due 10/15/15                                    125             120
   Series GMTN (E)
   5.467% due 02/09/09                                    500             501
   Series MTN (E)
   5.446% due 01/15/10                                    300             300
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             123
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     45              45
NCO Group, Inc. (E)(p)
   10.230% due 11/15/13                                   120             120
Neff Corp. (p)
   10.000% due 06/01/15                                   205             204
Nelnet, Inc.
   7.400% due 09/29/36                                    125             125
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                    100              98
News America Holdings, Inc.
   7.750% due 12/01/45                                     75              82
   7.900% due 12/01/95                                     90              98
   8.250% due 10/17/96                                     20              23
Nisource Finance Corp.
   7.875% due 11/15/10                                    125             133
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              22
   7.050% due 05/01/37                                     40              42

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.900% due 05/15/97                                    370             417
   6.000% due 03/15/05                                    125             106
NRG Energy, Inc.
   7.375% due 01/15/17                                    125             125
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              20
ONEOK Partners, LP
   6.650% due 10/01/36                                    100              99
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                     60              57
   6.050% due 03/01/34 (N)                                 95              92
PAETEC Holding Corp. (p)
   9.500% due 07/15/15                                    150             152
PartnerRe Finance II
   6.440% due 12/01/66                                     50              47
Peabody Energy Corp. (N)
   7.875% due 11/01/26                                    100             104
Pemex Project Funding Master Trust
   5.750% due 12/15/15                                    100              98
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    150             154
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                    275             270
Progress Energy, Inc.
   7.100% due 03/01/11                                     47              49
   5.625% due 01/15/16                                     40              39
   7.000% due 10/30/31                                     90              96
Qwest Corp.
   7.625% due 06/15/15                                    200             207
Raytheon Co.
   6.750% due 03/15/18                                     75              80
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    200             192
Realogy Corp. (N)(p)
   12.375% due 04/15/15                                   230             210
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                     25              26
   5.150% due 01/15/11                                     92              90
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                     75              73
Reliant Energy, Inc.
   6.750% due 12/15/14                                    350             357
Residential Capital LLC
   6.375% due 06/30/10                                    225             222
   6.000% due 02/22/11                                    190             184

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RH Donnelley, Inc.
   10.875% due 12/15/12                                   205             219
Rural Cellular Corp.
   8.250% due 03/15/12                                    235             240
Safeway, Inc. (N)
   7.250% due 02/01/31                                     20              21
SB Treasury Co. LLC (f)(A)
   (Step Up, 10.295%, 06/30/08)
   9.400% due 12/29/49                                    350             362
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                     75              72
Schering-Plough Corp.
   5.300% due 12/01/13                                    110             110
Simon Property Group, LP
   5.600% due 09/01/11                                    200             200
Spansion, Inc. (N)(p)
   11.250% due 01/15/16                                   175             180
Sprint Capital Corp.
   7.625% due 01/30/11                                    350             368
   8.750% due 03/15/32                                     70              79
Sprint Nextel Corp.
   6.000% due 12/01/16                                    170             161
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                     80              78
Swiss Re Capital I, LP (f)(N)(p)
   6.854% due 05/29/49                                    225             226
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    150             148
Time Warner Cable, Inc. (p)
   5.400% due 07/02/12                                    330             324
   6.550% due 05/01/37                                    100              97
Time Warner, Inc.
   5.875% due 11/15/16                                    400             389
Travelers Cos., Inc. (The)
   6.250% due 06/15/37                                     85              82
Triad Hospitals, Inc.
   7.000% due 05/15/12                                     60              63
   7.000% due 11/15/13                                    130             137
Trump Entertainment Resorts, Inc.
   8.500% due 06/01/15                                    295             293
TXU Electric Delivery Co. (E)(p)
   5.735% due 09/16/08                                    400             406
Union Pacific Corp.
   6.125% due 01/15/12                                    120             122
Union Planters Corp.
   7.750% due 03/01/11                                     50              54
United States Steel Corp.
   5.650% due 06/01/13                                     90              89
   6.050% due 06/01/17                                     95              93
   6.650% due 06/01/37                                     40              39

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                     75              74
   6.000% due 06/15/17 (p)                                 35              35
   6.500% due 06/15/37 (p)                                 45              45
Valero Energy Corp.
   6.125% due 06/15/17                                     85              85
Verizon Communications, Inc.
   5.399% due 04/03/09 (E)                                500             500
   5.850% due 09/15/35                                    180             165
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    150             158
   6.875% due 06/15/12                                    805             848
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    125             124
Wachovia Corp. (N)
   5.625% due 10/15/16                                    100              97
   5.750% due 06/15/17                                    155             153
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              63
Wells Fargo Bank NA (N)
   5.750% due 05/16/16                                     80              80
Windstream Corp.
   8.625% due 08/01/16                                    125             132
World Savings Bank FSB (E)
   Series BKNT
   5.396% due 05/08/09                                  1,000           1,000
Wyeth
   6.950% due 03/15/11                                    360             377
   5.500% due 03/15/13                                     60              59
   5.950% due 04/01/37                                    130             124
Xerox Corp.
   5.500% due 05/15/12                                    185             181
                                                                 ------------
                                                                       48,890
                                                                 ------------

International Debt - 5.8%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             151
Altos Hornos de Mexico SA de CV (o)
   Series A
   11.375% due 04/30/49                                   255             193
America Movil SAB de CV (N)
   5.500% due 03/01/14                                    100              98
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                     50              48
AXA SA
   8.600% due 12/15/30                                     35              43
   6.379% due 12/14/49 (f)(p)                             100              91
   6.463% due 12/31/49 (f)(p)                             100              94

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             280
British Telecommunications PLC
   8.625% due 12/15/30                                    150             196
Canadian Natural Resources, Ltd.
   6.000% due 08/15/16                                     10              10
   5.700% due 05/15/17                                     75              73
   5.850% due 02/01/35 (N)                                 25              23
   6.500% due 02/15/37 (N)                                200             196
   6.250% due 03/15/38                                     50              47
Canadian Pacific Railway Co. (N)
   5.950% due 05/15/37                                     65              61
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                     80              79
Citigroup Global Markets Deutschland AG for OAO
   Gazprom
   10.500% due 10/21/09                                   200             220
Conoco Funding Co.
   6.350% due 10/15/11                                    415             428
Cosan Finance, Ltd. (p)
   7.000% due 02/01/17                                    160             155
Deutsche Telekom International Finance BV
   5.540% due 03/23/09 (E)                                300             301
   8.000% due 06/15/10                                     60              64
   5.375% due 03/23/11                                     75              74
   8.250% due 06/15/30 (N)                                155             186
DNB Nor Bank ASA (E)(p)
   5.425% due 10/13/09                                  1,000           1,000
Egypt Government AID Bonds
   4.450% due 09/15/15                                    295             277
Endurance Specialty Holdings, Ltd. (N)
   6.150% due 10/15/15                                    100              97
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    110             104
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                120             117
   5.125% due 02/14/11                                    100              98
Falconbridge, Ltd.
   7.250% due 07/15/12                                     50              53
   6.000% due 10/15/15                                    225             225
Federative Republic of Brazil
   6.000% due 01/17/17 (N)                                160             157
   10.250% due 01/10/28                                   875             506
FMG Finance Pty, Ltd. (p)
   10.625% due 09/01/16                                   450             536
Gaz Capital for Gazprom (p)
   6.212% due 11/22/16                                    115             112
Gazinvest Luxembourg SA for Gazprombank
   7.250% due 10/30/08                                    160             163

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HBOS Treasury Services PLC (E)(N)(p)
   Series MTN
   5.397% due 07/17/09                                    300             300
HSBC Holdings PLC
   6.500% due 05/02/36                                    145             149
Inco, Ltd.
   5.700% due 10/15/15                                    175             170
Intelsat Bermuda, Ltd.
   8.872% due 01/15/15 (E)                                195             199
   11.250% due 06/15/16                                   170             190
Ispat Inland ULC
   9.750% due 04/01/14                                    399             442
Korea Development Bank (E)
   5.489% due 04/03/10                                    900             900
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              58
Lukoil International Finance BV (p)
   6.356% due 06/07/17                                    100              97
   6.656% due 06/07/22                                    100              97
Majapahit Holding BV (N)(p)
   7.875% due 06/29/37                                    100             100
Mexico Government International Bond (N)
   Series MTNA
   6.750% due 09/27/34                                     65              69
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    100             100
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/29/49                                    200             197
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                    390             400
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                     75              70
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    250             232
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    255             244
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                    225             230
Rogers Wireless, Inc.
   6.375% due 03/01/14                                     65              66

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    700             761
Royal Bank of Scotland PLC (E)
   5.750% due 07/06/12                                    600             600
Russia Government International Bond (p)
   7.500% due 03/31/30                                    313             344
Santander Financial Issuances
   6.375% due 02/15/11                                    110             113
Santander US Debt SA Unipersonal (E)(p)
   5.358% due 11/20/08                                    500             500
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             142
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                    100             102
SMFG Preferred Capital USD 1, Ltd. (f)(p)
   6.078% due 01/29/49                                    100              96
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    400             381
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                     99             102
Telecom Italia Capital SA
   4.875% due 10/01/10                                    150             146
   5.250% due 10/01/15                                    105              98
Telefonica Emisiones SAU
   5.650% due 06/19/09 (E)                                300             301
   7.045% due 06/20/36                                     65              67
TELUS Corp.
   8.000% due 06/01/11                                    250             267
Transocean, Inc. (E)
   5.548% due 09/05/08                                    200             200
Tyco International Group SA (N)
   6.750% due 02/15/11                                    210             220
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              37
Unicredit Luxembourg Finance SA (E)(p)
   5.405% due 10/24/08                                  1,000           1,000
Vale Overseas, Ltd.
   6.250% due 01/11/16                                     35              35
   6.250% due 01/23/17                                    140             139
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    160             160
Vodafone Group PLC (N)
   5.750% due 03/15/16                                    105             102
VTB Capital SA (E)(p)
   5.955% due 08/01/08                                    230             230
Westfield Capital Corp., Ltd. (p)
   5.125% due 11/15/14                                    125             120
Westfield Group (p)
   5.400% due 10/01/12                                    125             123

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                     45              45
   5.800% due 11/15/16                                     45              44
                                                                 ------------
                                                                       17,341
                                                                 ------------

Loan Agreements - 0.8%
Adam Aircraft
   12.380% due 05/01/12                                    85              85
Starbound Reinsurance, Ltd.
   Term Loan B
   7.360% due 03/31/08                                  1,500           1,500
   8.360% due 08/20/09                                    420             420
Travelport Holdings, Ltd.
   12.350% due 03/01/13                                   255             255
                                                                 ------------
                                                                        2,260
                                                                 ------------

Mortgage-Backed Securities - 52.4%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,568           1,489
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    214             214
American Home Mortgage Assets (E)
   Series 2007-1 Class A1
   5.729% due 02/25/47                                    939             939
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    141             138
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                     44              44
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    465             458
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             292
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    333             321
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    150             146
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    500             477
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    200             194

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                    149             146
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    475             465
   Series 2006-A Class 3A2
   5.898% due 02/20/36                                    197             197
   Series 2006-A Class 4A1 (E)
   5.577% due 02/20/36                                    487             484
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                    442             443
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     17              17
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    415             403
   Series 2005-L Class 3A1 (E)
   5.459% due 01/25/36                                    245             243
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    295             296
Bank of America Alternative Loan Trust
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                     96              97
   Series 2003-10 Class 2A2 (E)
   5.770% due 12/25/33                                    231             232
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    231             230
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.044% due 04/25/33                                     72              72
   Series 2003-8 Class 4A1
   4.622% due 01/25/34                                    143             143
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.377% due 05/25/35                                    269             267
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR2 Class 1A1
   5.520% due 09/25/36                                    960             959
   Series 2006-AR2 Class 2A1
   5.550% due 10/25/36                                    939             938
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    167             158
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    270             271
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    145             145
   Series 2007-A1 Class 1A3
   4.359% due 02/25/37                                    931             916

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     85              83
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    325             318
   Series 2006-WFH Class A2 (E)
   5.420% due 11/25/36                                  1,000             999
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.400% due 07/15/44                                  1,000             968
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    190             187
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    168             168
Countrywide Alternative Loan Trust
   Series 2005-32T Class A7 (E)
   5.570% due 08/25/35                                    185             185
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    217             215
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    145             144
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    123             123
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                    362             362
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    181             181
   Series 2006-OA1 Class 4A1 (E)
   5.510% due 08/25/46                                    855             855
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    899             898
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.720% due 09/25/34                                    258             259
   Series 2005-3 Class 1A2 (E)
   5.610% due 04/25/35                                     38              38
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                     79              78
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                    796             795
   Series 2007-HY1 Class 1A2
   5.718% due 04/25/37                                    105             104
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 1998-C1 Class A1B
   6.480% due 05/17/40                                     52              53

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                     94              94
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.010% due 08/25/35                                    465             462
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    171             172
   Series 1999-CG1 Class S
   Interest Only STRIP
   1.040% due 03/10/32                                  3,347              51
Fannie Mae
   5.190% due 2012                                        211             209
   6.000% due 2016                                         17              17
   5.000% due 2017                                        575             558
   5.532% due 2017 (E)                                     57              57
   6.000% due 2017                                         94              95
   4.000% due 2018                                        878             817
   4.500% due 2018                                      4,321           4,117
   5.000% due 2018                                        252             244
   4.500% due 2019                                        486             462
   5.000% due 2019                                      1,282           1,242
   4.500% due 2020                                        524             499
   5.000% due 2020                                      1,697           1,642
   5.000% due 2021                                      1,523           1,472
   6.500% due 2024                                        521             528
   6.000% due 2028                                         37              36
   5.500% due 2029                                         96              93
   6.000% due 2032                                        584             581
   7.000% due 2032                                        226             233
   3.907% due 2033 (E)                                    307             306
   4.794% due 2033 (E)                                    172             174
   5.000% due 2033                                        608             573
   5.500% due 2033                                      2,850           2,758
   6.000% due 2033                                        217             216
   5.000% due 2034                                        708             668
   5.500% due 2034                                      4,429           4,288
   5.000% due 2035                                        637             599
   5.500% due 2035                                     21,113          20,426
   6.000% due 2035                                        181             180
   5.000% due 2036                                         47              44
   5.500% due 2036                                        931             898
   5.659% due 2036 (E)                                    488             492
   6.000% due 2036                                      7,919           7,836
   6.500% due 2036                                        117             118
   7.000% due 2036                                         28              29
   7.500% due 2036                                      1,208           1,255
   5.000% due 2037                                      6,986           6,548
   6.000% due 2037                                      1,142           1,130
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    132             133
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    114             117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-32 Class FH (E)
   5.720% due 11/25/22                                    350             349
   Series 2003-78 Class FI (E)
   5.720% due 01/25/33                                    340             341
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               290             199
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    282              75
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                    774             118
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                    866             132
   Series 2004-21 Class FL (E)
   5.670% due 11/25/32                                    173             173
   Series 2004-356 Class 35
   Interest Only STRIP
   4.500% due 03/01/20                                    153              26
   Series 2004-356 Class 36
   Interest Only STRIP
   4.500% due 03/01/20                                    260              44
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    224              59
   Series 2006-373 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/36                               249             175
   15 Year TBA (I)
   4.500%                                                 340             323
   5.000%                                               1,575           1,522
   30 Year TBA (I)
   4.500%                                                 530             482
   5.000%                                               2,330           2,183
   5.500%                                               6,280           6,055
   6.000%                                               6,550           6,478
   6.500%                                               1,365           1,378
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                      9               9
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                      9               9
   Series 2003-35 Class FY (E)
   5.720% due 05/25/18                                    456             458

                                                              Core Bond Fund  51

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                    313              23
   Series 2005-79 Class FC (E)
   5.620% due 02/25/22                                    164             164
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                                77              47
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     44              45
Federal Home Loan Mortgage Corp.
   5.000% due 03/15/32                                  1,500           1,500
   5.470% due 12/31/49                                  2,200           2,198
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   6.227% due 02/25/45                                     43              43
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.303% due 09/25/34                                     58              58
   Series 2006-AA5 Class A2 (E)
   6.530% due 09/25/36                                    164             167
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    261             262
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.535% due 10/25/35                                    115             114
Freddie Mac
   5.000% due 2018                                        419             407
   4.000% due 2019                                      1,759           1,635
   5.000% due 2019                                        799             775
   5.000% due 2020                                      1,463           1,416
   4.614% due 2034 (E)                                    170             171
   6.000% due 2035                                        153             151
   5.888% due 2036 (E)                                    124             124
   5.940% due 2036 (E)                                    261             261
   5.969% due 2036 (E)                                    139             139
   Series 2000-226 Class F (E)
   5.770% due 11/15/30                                     17              17
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    300             291
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    229               9
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                    131             132
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    182              30

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    256             256
   Series 2006-313 Class FP (E)(A)
   Zero coupon due 04/15/36                               185             207
   30 Year TBA (I)
   5.000%                                               1,040             975
   5.500%                                               1,520           1,466
   6.000%                                               2,125           2,105
Freddie Mac Gold
   6.000% due 2016                                         29              29
   5.000% due 2018                                        283             275
   5.500% due 2020                                        868             856
   7.243% due 2030 (E)                                      2               2
   5.000% due 2033                                        218             206
Freddie Mac Reference REMICS (E)
   Series 2006-R00 Class FK
   5.720% due 07/15/23                                    346             347
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                    157             158
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                    124              13
   Series 2004-277 Class KE
   3.500% due 12/15/17                                     12              12
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                     88              88
   Series 2005-301 Class IM
   Interest Only STRIP
   5.500% due 01/15/31                                    187              23
   Series 2006-317 Class XI (E)(A)
   Principal Only STRIP
   Zero coupon due 10/15/35                               260               3
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    290             292
   Series 2007-333 Class AF (E)
   5.470% due 10/15/20                                  2,200           2,198
   Series 2007-333 Class BF (E)
   5.470% due 07/15/19                                    400             400
   Series 2007-333 Class FT (E)
   5.470% due 08/15/19                                  1,600           1,599
Freddie Mac Strips
   Series 2007-245 Class IO
   Interest Only STRIP
   5.000% due 05/15/37                                    415             118
   Series 2007-245 Class PO
   Interest Only STRIP
   5.000% 11/15/36                                        412             269

 52  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ginnie Mae I
   6.000% due 2029                                         14              14
   30 Year TBA (I)
   5.500%                                               1,650           1,601
   6.000%                                               1,000             995
Ginnie Mae II (E)
   5.375% due 2026                                        227             230
   5.750% due 2027                                         14              15
   5.750% due 2032                                        111             112
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A2
   6.945% due 09/15/33                                    194             198
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    131             132
   Series 2000-29 Class F
   5.820% due 09/20/30                                     25              25
Greenwich Capital Commercial Funding Corp.
   Series 2003-C2 Class A2
   4.022% due 01/05/36                                    200             195
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    465             454
   Series 2006-RR1 Class A1 (p)
   5.964% due 03/18/49                                    205             195
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                    185             179
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                     30              30
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    115             113
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    200             197
Harborview Mortgage Loan Trust
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                    116             116
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                    531             532
Indymac Index Mortgage Loan Trust (E)
   Series 2006-AR2 Class A2
   5.400% due 11/25/36                                    134             134
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2001-CIB Class A2
   6.244% due 04/15/35                                    168             169
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    352             340
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    210             204

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    325             306
   5.345% due 12/15/44                                    300             290
   Series 2006-CB1 Class A4
   5.552% due 05/12/45                                    220             215
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                    150             144
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                    250             246
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                    270             272
   5.399% due 05/15/45                                    290             280
   Series 2007-LDP Class A3
   5.420% due 01/15/49                                    275             265
JP Morgan Mortgage Trust (E)
   Series 2007-A1 Class 2A2
   4.763% due 07/25/35                                    957             941
LB-UBS Commercial Mortgage Trust
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  1,000             955
   Series 2006-C4 Class A4
   6.100% due 06/15/38                                    105             106
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    657             655
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.620% due 11/25/35                                    574             575
   Series 2006-16N Class A4A
   5.510% due 11/25/46                                    908             906
Mastr Adjustable Rate Mortgages Trust (E)
   Series 2006-OA2 Class 4A1A
   5.833% due 12/25/46                                    925             925
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.670% due 06/25/33                                    199             198
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    170             167
Mastr Asset Securitization Trust (E)
   Series 2003-7 Class 4A35
   5.720% due 09/25/33                                    255             255
   Series 2004-4 Class 2A2
   5.770% due 04/25/34                                     97              98
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.800% due 06/15/30                                    213             213

                                                              Core Bond Fund  53

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Floating Trust (E)(p)
   Series 2006-1 Class A1
   5.390% due 06/15/22                                    889             889
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                     49              49
Morgan Stanley Capital I
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    415             405
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                    160             156
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    200             198
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    220             221
MortgageIT Trust (E)
   Series 2005-AR1 Class 1A1
   5.570% due 11/25/35                                    526             527
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                     45              45
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.920% due 04/25/34                                     65              65
   Series 2004-QS8 Class A4 (E)
   5.720% due 06/25/34                                    331             333
   Series 2005-QA8 Class NB3
   5.492% due 07/25/35                                    262             259
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    445             446
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.900% due 06/25/33                                     66              66
Residential Asset Securitization Trust
   Series 2003-A15 Class 1A2 (E)
   5.770% due 02/25/34                                    370             372
   Series 2007-A5 Class 2A3
   6.000% due 05/25/37                                    145             145
Residential Funding Mortgage Securities I
   Series 2003-S5 Class 1A2 (E)
   5.770% due 11/25/18                                    200             201
   Series 2003-S14 Class A5 (E)
   5.720% due 07/25/18                                    210             211
   Series 2003-S20 Class 1A7 (E)
   5.820% due 12/25/33                                     81              81
   Series 2006-SA4 Class 2A1
   6.131% due 11/25/36                                    514             518
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   5.670% due 10/19/26                                     83              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    921             874
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR2 Class A1
   5.550% due 02/25/36                                    675             677
   Series 2006-AR8 Class A1A
   5.520% due 10/25/36                                    915             914
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    620             613
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.660% due 04/25/43                                    144             144
   Series 2006-5 Class A1
   5.440% due 08/25/36                                    824             823
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    170             170
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C21 Class A4
   5.368% due 10/15/44                                  1,000             969
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                     90              87
   Series 2006-AR7 Class A1A (E)
   5.947% due 09/25/46                                     15              15
   Series 2006-AR8 Class 2A (E )
   5.879% due 10/25/46                                    867             872
   Series 2006-AR9 Class 2A (E)
   5.867% due 11/25/46                                    940             940
Washington Mutual Mortgage Pass-Through
   Certificates
   Series 2003-S9 Class A2 (E)
   5.870% due 10/25/33                                    360             362
   Series 2005-AR1 Class 1A1
   4.836% due 10/25/35                                    313             309
   Series 2005-AR1 Class A1A1 (E)
   5.610% due 10/25/45                                     47              47
   5.590% due 12/25/45                                    546             547
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                    230             229

 54  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-AR1 Class 3A1A (E)
   5.947% due 09/25/46                                    922             927
   Series 2006-AR2 Class 1A1
   5.319% due 03/25/37                                    857             847
   Series 2007-HY3 Class 4A1
   5.354% due 03/25/37                                    957             948
   Series 2007-HY3 Class 4B1
   5.356% due 03/25/37                                    125             122
   Series 2007-HY4 Class 1A1
   5.569% due 04/25/37                                    174             173
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    469             464
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    340             335
   Series 2007-10 Class 2A5
   6.250% due 07/25/37                                    195             196
                                                                 ------------
                                                                      156,045
                                                                 ------------

Non-US Bonds - 0.2%
Argentina Government International Bond
   Series dis
   5.830% due 12/31/33                             ARS    580             258
Bombardier, Inc. (A)
   7.250% due 11/15/16                             EUR    125             177
Quebec Residual
   Zero coupon due 12/01/36                        CAD    370              80
                                                                 ------------
                                                                          515
                                                                 ------------

United States Government Agencies - 3.6%
Fannie Mae
   4.150% due 09/10/09                                  2,200           2,153
   3.875% due 02/15/10 (N)                                710             688
   4.750% due 04/20/10                                  1,400           1,384
   4.125% due 05/12/10                                  1,500           1,458
   5.050% due 02/07/11 (N)                              1,200           1,194
Federal Home Loan Bank (N)
   Series 577
   4.500% due 09/26/08                                    900             892
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                295             296
   5.310% due 12/28/12                                  1,000           1,000
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                80              50
   Series 1P
   Zero coupon due 05/11/18                                95              53
   Series 3P
   Zero coupon due 11/30/17                               170              97

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 5P
   Zero coupon due 02/08/18                                65              37
   Series 8P
   Zero coupon due 08/03/18                               605             333
   Series 9P
   Zero coupon due 10/06/17                               310             179
   Series 12P
   Zero coupon due 12/06/18                               245             132
   Series 13
   Zero coupon due 12/27/16                               275             165
   Series 13P
   Zero coupon due 12/27/18                               670             360
   Series 16P
   Zero coupon due 04/05/19                               380             201
   Series 19
   Zero coupon due 06/06/16                               230             143
                                                                 ------------
                                                                       10,815
                                                                 ------------

United States Government Treasuries - 5.4%
United States Treasury Principal (N)
   Principal Only STRIP
   Zero coupon due 08/15/25                               300             116
   Zero coupon due 08/15/26                               900             333
   Zero coupon due 11/15/26                               500             183
   Zero coupon due 05/15/30                             1,000             310
United States Treasury Inflation Indexed Bonds
   (N)
   3.375% due 01/15/12                                    972           1,003
   2.000% due 07/15/14                                    307             295
   2.375% due 01/15/25                                    548             527
   2.000% due 01/15/26                                    312             283
   2.375% due 01/15/27                                    205             197
United States Treasury Notes (N)
   4.750% due 12/31/08                                  1,255           1,251
   4.375% due 12/15/10                                  3,710           3,649
   4.750% due 05/31/12                                    600             595
   4.250% due 08/15/15                                    555             527
   4.875% due 08/15/16                                  1,000             988
   4.625% due 02/15/17                                  1,400           1,356
   4.500% due 05/15/17                                    300             288
   Zero coupon due 11/15/21                             2,345           1,104
   6.000% due 02/15/26                                  1,645           1,796
   4.750% due 02/15/37                                  1,300           1,226
                                                                 ------------
                                                                       16,027
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $271,123)                                                       269,085
                                                                 ------------

                                                              Core Bond Fund  55

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
DG Funding Trust (A)                                       49             509
Mills Corp. (The) (AE)(N)                              12,775             333
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $854)                                                               842
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)                             1,900,000              14
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1)                                                                  14
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Eurodollar Futures
   Sep 2007 90.75 Put (37)                              8,394              --
   Sep 2007 91.25 Put (46)                             10,494              --
   Dec 2007 91.25 Put (38)                              8,669              --
   Mar 2008 91.75 Put (241)                            55,279               2
   Mar 2008 92.00 Put (43)                              9,890              --
   Mar 2008 92.50 Put (58)                             13,413              --
   Mar 2008 92.75 Put (53)                             12,289              --
   Mar 2008 93.00 Put (68)                             15,810              --
   Jun 2008 92.75 Put (40)                              9,275              --

Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (2)                               5,414              --
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                               2,707              --
   USD Three Month LIBOR/
   USD 4.800%
   Aug 2007 0.00 Call (1)                               2,000              21
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (1)                               6,000              31
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2007 0.00 Call (1)                               5,000              21
   USD Three Month LIBOR/
   USD 5.250%
   Aug 2007 0.00 Call (1)                               4,000               4

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 4.900%
   Oct 2007 0.00 Call (1)                               3,000              27
   USD Three Month LIBOR/
   USD 4.750%
   Feb 2008 0.00 Call (1)                               5,000               2
   USD Three Month LIBOR/
   USD 5.000%
   Feb 2008 0.00 Call (2)                               6,000              46
   USD Three Month LIBOR/
   USD 4.750%
   Mar 2008 0.00 Call (2)                              19,600             103
   USD Three Month LIBOR/
   USD 4.750%
   Sep 2008 0.00 Call (3)                              13,900             187
   USD Three Month LIBOR/
   USD 4.750%
   Dec 2008 0.00 Call (1)                               6,200              14
   USD Three Month LIBOR/
   USD 5.000%
   Dec 2008 0.00 Call (1)                              15,100              52
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $373)                                                               510
                                                                 ------------


                                                  PRINCIPAL
                                                   AMOUNT $
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 16.8%
Barclays Bank PLC (z)
   5.281% due 03/17/08                                    900             900
BellSouth Corp. (p)
   4.240% due 04/26/08                                    300             297
BNP Paribas (z)
   5.262% due 05/28/08                                    200             200
Citigroup Funding, Inc.
   Zero coupon due 11/15/07                               520             553
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.370% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             554

 56  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.840% due 09/10/07                                    400             400
Fannie Mae
   4.200% due 03/24/08                                  2,000           1,982
Federal Home Loan Bank (N)
   4.800% due 05/02/08                                  3,100           3,087
Federal Home Loan Bank System
   Series IY08
   3.400% due 03/18/08                                  1,000             986
Fortis Bank (z)
   5.270% due 04/28/08                                    400             400
France Treasury Bills BTF
   Zero coupon due 07/05/07                        EUR  1,000           1,353
Freddie Mac (N)
   Series *
   2.750% due 03/15/08                                    210             206
   3.450% due 03/12/08                                  1,000             987
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    150             150
Honda Auto Receivables Owner Trust
   Series 2007-1 Class A1
   5.322% due 03/18/08                                    261             261
HSBC Bank USA NA (E)
   Series BKNT
   5.430% due 09/21/07                                    500             500
JPMorgan Chase Bank/London
   Series EMTN (A)
   Zero coupon due 04/24/08                        EGP    620             103
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                   410             412
Mirage Resorts, Inc.
   6.750% due 08/01/07                                     85              85
Norden Bank Finland PLC (z)
   5.307% due 05/28/08                                    200             200
Royal Bank of Canada (z)
   5.420% due 06/30/08                                    400             400
Royal Bank of Scotland (z)
   5.265% due 03/26/08                                    200             200
Russell Investment Company
   Money Market Fund                               22,050,000          22,050
Skandinaviska Enskilda Banken (c)(z)
   5.203% due 08/21/07                                  2,900           2,879

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Societe Generale (E)
   Series YCD
   5.270% due 03/26/08                                    200             200
   Series CD
   5.269% due 06/30/08                                  1,100           1,100
Societe Generale NA (z)
   5.245% due 09/27/07                                  2,200           2,172
UBS Financial Del LLC (z)
   5.240% due 10/02/07                                  5,500           5,423
Unicredito Italiano NY (E)
   Series YCD
   5.370% due 05/29/08                                    200             200
United States Treasury Bills (sec.)(z)
   4.692% due 08/16/07 (c)                                 80              80
   4.715% due 08/16/07 (c)                                 15              15
   4.724% due 08/16/07 (c)                                 30              30
   4.729% due 08/16/07 (c)                                195             194
   4.742% due 08/16/07 (c)                                155             154
   4.766% due 08/16/07 (c)                                 60              60
   4.812% due 08/16/07 (c)                                 25              25
   4.875% due 08/30/07                                    185             184
   4.500% due 09/13/07                                     10              10
   4.652% due 09/13/07                                     20              20
   4.770% due 09/13/07                                    225             223
   4.772% due 09/13/07                                     25              25
   4.774% due 09/13/07                                    200             198
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             327
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,138)                                                         50,185
                                                                 ------------

OTHER SECURITIES - 10.7%
State Street Securities
   Lending Quality Trust (X)                       31,779,066          31,779
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $31,779)                                                         31,779
                                                                 ------------

TOTAL INVESTMENTS - 118.3%
(identified cost $354,268)                                            352,415

OTHER ASSETS AND LIABILITIES,
NET - (18.3%)                                                         (54,522)
                                                                 ------------

NET ASSETS - 100.0%                                                   297,893
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  57

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/07 (6)                                1,938                 (9)
   expiration date 03/08 (12)                                 645                 (4)
   expiration date 06/08 (5)                                1,612                (11)
   expiration date 09/08 (4)                                1,290                 (7)
   expiration date 12/08 (3)                                  967                 (7)

Euro-Bund Futures (Germany)
   expiration date 09/07 (17)                               2,543                (38)
Eurodollar Futures (CME)
   expiration date 09/07 (31)                               7,337                  3
   expiration date 12/07 (79)                              18,706                (91)
   expiration date 03/08 (347)                             82,230               (378)
   expiration date 06/08 (287)                             68,037               (310)
   expiration date 09/08 (41)                               9,719                (19)
   expiration date 12/08 (59)                              13,980                (33)
   expiration date 03/09 (4)                                  947                 (6)

Euroyen Futures
   expiration date 12/07 (1)                                  201                 --

Japanese 10 Year Bond (Japan)
   expiration date 09/07 (7)                                7,483                (14)

LIBOR Futures
   expiration date 09/07 (6)                                1,413                (14)
   expiration date 12/07 (2)                                  471                 (5)
   expiration date 03/08 (8)                                1,881                (17)
   expiration date 06/08 (6)                                1,411                (11)
   expiration date 09/08 (2)                                  470                 (6)

Long Gilt Futures (UK) expiration date 09/07 (2)              416                 --

S&P 500 E-Mini Index (CME)
   expiration date 09/07 (9)                                  682                 (7)

United States Treasury 2 Year Notes
   expiration date 09/07 (13)                               2,649                 (1)

United States Treasury 5 Year Notes
   expiration date 09/07 (137)                             14,259                (72)

United States Treasury Bonds
   expiration date 09/07 (56)                               6,034                (56)

Short Positions
Euro-Bobl Futures (Germany)
   expiration date 09/07 (8)                                1,146                 --

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

Eurodollar Futures (CME)
   expiration date 12/07 (10)                               2,368                 11

United States Treasury 5 Year Notes
   expiration date 09/07 (7)                                  729                 --

United States Treasury 10 Year Notes
   expiration date 09/07 (118)                             12,473                 91

United States Treasury Bonds
   expiration date 09/07 (18)                               1,940                  6
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,005)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 58  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Swaptions
(Fund Receives/Fund Pays)
   EUR Six Month LIBOR/ EUR 4.100%
   July 2007 0.00 Call (2)                                  2,707                (40)
   EUR Six Month LIBOR/ EUR 4.230%
   July 2007 0.00 Call (1)                                  1,353                 --
   USD Three Month LIBOR/ USD 4.900%
   Aug 2007 0.00 Call (3)                                   3,000                 --
   USD Three Month LIBOR/ USD 5.570%
   Aug 2007 0.00 Call (1)                                   1,000                 (4)
   USD Three Month LIBOR/ USD 5.010%
   Oct 2007 0.00 Call (1)                                   1,000                 (1)
   USD Three Month LIBOR/ USD 4.900%
   Feb 2008 0.00 Call (1)                                   1,000                 (2)
   USD Three Month LIBOR/ USD 5.100%
   Feb 2008 0.00 Call (1)                                   3,000                (10)
   USD Three Month LIBOR/ USD 4.900%
   Mar 2008 0.00 Call (2)                                   6,200                (17)
   USD Three Month LIBOR/ USD 4.950%
   Mar 2008 0.00 Call (1)                                   2,000                 (6)
   USD Three Month LIBOR/ USD 4.950%
   Sept 2008 0.00 Call (3)                                  6,800                (34)
   USD Three Month LIBOR/ USD 5.000%
   Dec 2008 0.00 Call (1)                                   2,100                (14)
   USD Three Month LIBOR/ USD 5.200%
   Dec 2008 0.00 Call (1)                                   5,000                (47)

United States Treasury Bonds
   Aug 2007 111.00 Call (45)                                4,995                (10)
   Aug 2007 103.00 Put (25)                                 2,575                 (4)
   Aug 2007 107.00 Put (30)                                 3,210                (26)
   Aug 2007 109.00 Put (59)                                 6,431               (114)

United States Treasury Notes
2 Year Futures
   Jul 2007 101.75 Call (31)                                3,154                (15)
   Aug 2007 101.50 Put (15)                                 1,523                 (3)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $

10 Year Futures
   Aug 2007 104.00 Call (16)                                1,664                (31)
   Aug 2007 105.00 Call (31)                                3,255                (33)
   Aug 2007 103.00 Put (8)                                    824                 (1)
   Aug 2007 104.00 Put (16)                                 1,664                 (4)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $523)                                                     (416)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  59

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             153   AUD              182    07/12/07                  1
USD             155   AUD              185    07/12/07                  2
USD             548   AUD              649    09/19/07                  1
USD           1,006   AUD            1,191    09/19/07                  2
USD           1,453   AUD            1,727    09/19/07                  8
USD             154   BRL              318    08/02/07                 10
USD             155   BRL              305    09/05/07                  2
USD             175   BRL              344    10/02/07                  1
USD             335   BRL              660    10/02/07                  3
USD             230   CAD              260    07/12/07                 14
USD             463   CAD              495    08/09/07                  2
USD             443   CAD              469    09/19/07                 (1)
USD           1,000   CAD            1,056    09/19/07                 (7)
USD           1,001   CAD            1,056    09/19/07                 (8)
USD             548   CHF              670    09/19/07                  3
USD               8   EUR                6    07/02/07                 --
USD             197   EUR              146    07/26/07                  1
USD             548   EUR              407    09/19/07                  4
USD           1,096   EUR              816    09/19/07                 12
USD             149   GBP               75    08/14/07                  2
USD             670   GBP              337    09/19/07                  7
USD              46   INR            1,883    10/03/07                 --
USD              74   INR            3,065    10/03/07                  1
USD             548   JPY           66,830    09/19/07                  1
USD           1,088   JPY          130,850    09/19/07                (14)
USD           1,096   JPY          132,910    09/19/07                 (5)
USD             306   KRW          284,611    07/30/07                  2
USD             840   KRW          779,730    07/30/07                  5
USD             155   KRW          143,360    09/21/07                  1
USD             308   MXN            3,393    09/28/07                  4
USD             592   NZD              789    09/19/07                 13
USD             324   PLN              929    09/28/07                 10
USD             720   PLN            2,035    09/28/07                 11
USD             150   RUB            3,895    09/19/07                  2
USD             150   RUB            3,896    09/19/07                  2
USD             720   RUB           18,571    09/19/07                  4
USD             840   SGD            1,282    07/03/07                 (2)
USD               9   SGD               13    08/07/07                 --
USD             306   SGD              470    08/07/07                  2
USD             155   SGD              235    10/03/07                 --
USD             333   SGD              507    10/03/07                  1
USD             503   SGD              769    10/03/07                  3
AUD             648   USD              548    09/19/07                 --
BRL             699   USD              356    08/02/07                 (5)
BRL           2,105   USD            1,026    08/02/07                (60)

FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD             260   USD              229    07/12/07                (16)
CHF           1,587   EUR              969    09/19/07                  1
CHF           1,587   EUR              969    09/19/07                  6
CHF             911   USD              742    09/19/07                 (9)
EUR             835   NOK            6,760    09/19/07                 (2)
EUR             835   NOK            6,760    09/19/07                 16
EUR             836   NOK            6,760    09/19/07                 (5)
EUR             836   NOK            6,760    09/19/07                 19
EUR             121   USD              162    07/26/07                 (1)
EUR             242   USD              325    07/26/07                 (3)
EUR             406   USD              548    09/19/07                 (4)
EUR             441   USD              590    09/19/07                 (8)
GBP              40   USD               80    08/09/07                 --
GBP             280   USD              551    09/19/07                (11)
JPY          19,177   USD              157    07/30/07                  1
JPY         105,521   USD              877    09/19/07                 11
JPY         172,037   USD            1,436    09/19/07                 24
NOK           3,322   EUR              410    09/19/07                (14)
NOK           3,322   EUR              410    09/19/07                  6
NZD             724   USD              548    09/19/07                 (7)
SEK             679   USD               97    09/11/07                 (3)
SGD             507   USD              330    07/03/07                 (1)
SGD             774   USD              503    07/03/07                 (3)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  32
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 60  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACT
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America        1,250      minus 0.025%              09/28/07                    (1)

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America        1,000      minus 0.025%              07/16/07                    (1)

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America          700      minus 0.050%              06/30/07                    (1)

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America        1,000      minus 0.050%              07/31/07                    (1)

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America        1,000      plus 0.075%               01/31/08                    --

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Bank of America          250      plus 0.100%               08/31/07                    --

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            Deutsche Bank            250      plus 0.100%               08/31/07                    --

CMBS AAA 10 Yr. Index            Deutsche Bank          1,000   CMBS AAA 10 Yr. Index        11/30/07                    --

                                                                CMBS AAA 10 Yr. Index
CMBS AAA 10 Yr. Index            JP Morgan                250      plus 0.125%               08/31/07                    --

                                                                Turkish Overnight Index
Goldman Sachs Total Return       Citibank               2,768      Tuibon plus 0.700%        01/20/11                     8

                                                                Turkish Overnight Index
Goldman Sachs Total Return       Citibank                 790      Tuibon plus 0.500%        03/07/12                    10

                                                                Turkish Overnight Index
Goldman Sachs Total Return       Citibank                  84      Tuibon                    07/17/08                   (57)

                                                                Turkish Overnight Index
Goldman Sachs Total Return       Deutsche Bank         12,120      Tuibon plus 0.500%        03/07/12                    11
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (32)
                                                                                                           ================

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  61

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER             NOTIONAL                                                       TERMINATION           VALUE
         PARTY               AMOUNT            FUND RECEIVES            FUND PAYS              DATE                $
-----------------------  --------------   -----------------------  --------------------  ----------------   ----------------
Bank of America            USD    4,600   5.000%                   Three Month LIBOR         12/19/09                    (30)
Bank of America            CAD    1,240   Three Month LIBOR        4.967%                    05/31/10                      1
Bank of America            USD    6,500   5.470%                   Three Month LIBOR         06/14/11                      7
Bank of America            USD    1,800   5.550%                   Three Month LIBOR         06/14/11                    (10)
Bank of America             AUD   3,470   Six Month LIBOR          6.500%                    12/19/12                     56
Bank of America            USD    7,900   5.000%                   Three Month LIBOR         12/19/12                   (172)
Bank of America            USD    6,000   Three Month LIBOR        5.000%                    12/19/12                    131
Bank of America             CAD     780   4.955%                   Three Month LIBOR         05/30/13                     (3)
Bank of America            USD      500   Three Month LIBOR        5.000%                    12/19/17                     26
Bank of America            USD    2,800   5.250%                   Three Month LIBOR         12/19/22                   (149)
Bank of America            USD    1,500   5.630%                   Three Month LIBOR         06/16/36                    (39)
Bank of America            USD    1,000   5.250%                   Three Month LIBOR         12/19/37                    (79)
Bank of America             CAD     110   Three Month LIBOR        4.990%                    05/31/38                      3
Barclays Bank PLC          GBP      100   6.000%                   Six Month LIBOR           12/20/08                     (1)
                                                                   Brazil Interbank
Barclays Bank PLC          BRL      100   11.360%                  Deposit Rate              01/04/10                      1
Barclays Bank PLC          GBP      790   Six Month LIBOR          5.750%                    12/19/12                     29
Barclays Bank PLC          EUR    3,800   4.250%                   Six Month LIBOR           07/20/16                   (137)
Barclays Bank PLC           EUR     750   4.500%                   Six Month LIBOR           12/19/17                    (31)
Barclays Bank PLC           EUR     450   Six Month LIBOR          4.500%                    12/19/17                     18
Barclays Bank PLC           EUR     210   Six Month LIBOR          4.500%                    12/19/17                      6
Barclays Bank PLC           EUR      90   Six Month LIBOR          4.500%                    12/19/17                      4
Barclays Bank PLC          SEK    4,000   4.500%                   Three Month LIBOR         12/19/17                    (24)
Barclays Bank PLC          SEK    1,000   4.500%                   Three Month LIBOR         12/19/17                     (6)
Barclays Bank PLC          SEK    2,000   4.500%                   Three Month LIBOR         12/19/17                    (12)
Barclays Bank PLC          SEK   37,000   Three Month LIBOR        4.500%                    12/19/17                    231
Barclays Bank PLC          SEK    4,000   Three Month LIBOR        4.500%                    12/19/17                     25
Barclays Bank PLC          USD    1,500   5.000%                   Three Month LIBOR         12/19/17                    (10)
Barclays Bank PLC          GBP      470   Six Month LIBOR          4.750%                    12/19/37                     55
                                                                   Consumer Price Index
BNP Paribas                 EUR     500   2.090%                   (France)                  12/15/10                      6
BNP Paribas                 EUR     450   4.500%                   Six Month LIBOR           12/19/37                    (43)
Citibank                   PLN    5,000   4.670%                   Six Month LIBOR           01/16/09                    (24)
Citibank                   GBP      790   5.750%                   Six Month LIBOR           12/19/12                    (29)
Citibank                   JPY   30,000   Six Month LIBOR          1.500%                    12/19/12                      3
Citibank                   JPY  935,000   Six Month LIBOR          1.800%                    09/20/14                     51
Citibank                   JPY  800,000   Six Month LIBOR          1.750%                    12/19/14                     90
Citibank                   JPY  441,000   2.000%                   Six Month LIBOR           12/19/17                    (53)
Credit Suisse First
   Boston                  GBP      100   5.000%                   Six Month LIBOR           06/15/09                     (5)
Credit Suisse First
   Boston                   EUR  10,090   4.500%                   Six Month LIBOR           12/19/09                    (75)
Credit Suisse First
   Boston                  EUR    4,520   Six Month LIBOR          4.500%                    12/19/12                     84
Credit Suisse First
   Boston                  USD    2,070   Three Month LIBOR        5.000%                    12/19/12                     45
Credit Suisse First
   Boston                  EUR    2,650   4.500%                   Six Month LIBOR           12/19/17                   (108)

See accompanying notes which are an integral part of the financial statements.

 62  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER             NOTIONAL                                                       TERMINATION           VALUE
         PARTY               AMOUNT            FUND RECEIVES            FUND PAYS              DATE                $
-----------------------  --------------   -----------------------  --------------------  ----------------   ----------------
Credit Suisse First
   Boston                   EUR     160   Six Month LIBOR          4.500%                    12/19/17                      7
Credit Suisse First
   Boston                   EUR     350   Six Month LIBOR          4.500%                    12/19/17                     14
Credit Suisse First
   Boston                   EUR      90   Six Month LIBOR          4.500%                    12/19/17                      4
Credit Suisse First
   Boston                  GBP      510   Six Month LIBOR          5.500%                    12/19/17                     28
Credit Suisse First
   Boston                  SEK    2,000   4.500%                   Three Month LIBOR         12/19/17                    (12)
Credit Suisse First
   Boston                  SEK    3,000   4.500%                   Three Month LIBOR         12/19/17                    (18)
Credit Suisse First
   Boston                  SEK    1,000   4.500%                   Three Month LIBOR         12/19/17                     (6)
Credit Suisse First
   Boston                  SEK   15,000   Three Month LIBOR        4.500%                    12/19/17                     94
Credit Suisse First
   Boston                   EUR     840   4.500%                   Six Month LIBOR           12/19/37                    (81)
Credit Suisse First
   Boston                  EUR    1,390   Six Month LIBOR          4.500%                    12/19/37                    133
Credit Suisse First
   Boston                  GBP      500   Six Month LIBOR          4.750%                    12/19/37                     60
Deutsche Bank AG           USD    7,200   5.000%                   Three Month LIBOR         12/19/08                    (22)
Deutsche Bank AG           JPY   70,000   1.000%                   Six Month LIBOR           03/18/09                     (2)
Deutsche Bank AG           EUR    2,850   4.545%                   Six Month LIBOR           10/16/09                    (16)
Deutsche Bank AG            EUR  10,010   4.360%                   Six Month LIBOR           10/16/09                   (103)
Deutsche Bank AG           EUR    4,010   4.395%                   Six Month LIBOR           10/16/09                    (38)
Deutsche Bank AG           EUR    4,020   4.401%                   Six Month LIBOR           10/16/09                    (37)
Deutsche Bank AG           EUR    2,010   4.363%                   Six Month LIBOR           10/16/09                    (20)
Deutsche Bank AG           EUR    4,030   4.845%                   Six Month LIBOR           12/19/09                      5
Deutsche Bank AG           USD   31,300   5.000%                   Three Month LIBOR         12/19/09                   (206)
Deutsche Bank AG           EUR    6,050   4.872%                   Six Month LIBOR           12/19/09                     11
Deutsche Bank AG            CAD     260   4.318%                   Three Month LIBOR         04/04/12                     (7)
Deutsche Bank AG            CAD     260   4.328%                   Three Month LIBOR         04/05/12                     (7)
Deutsche Bank AG            NZD     410   7.598%                   Three Month LIBOR         04/10/12                      6
Deutsche Bank AG            CAD     230   4.483%                   Three Month LIBOR         05/09/12                     (5)
Deutsche Bank AG            CAD     200   4.484%                   Three Month LIBOR         05/09/12                     (4)
Deutsche Bank AG            CAD     190   4.492%                   Three Month LIBOR         05/11/12                     (4)
Deutsche Bank AG            NZD     300   Three Month LIBOR        7.660%                    05/11/12                      3
Deutsche Bank AG            NZD     340   Three Month LIBOR        7.660%                    05/11/12                      4
Deutsche Bank AG            NZD     340   Three Month LIBOR        7.660%                    05/15/12                      4
Deutsche Bank AG            AUD   3,750   6.500%                   Six Month LIBOR           12/19/12                    (56)
Deutsche Bank AG           EUR    2,700   Six Month LIBOR          4.440%                    10/16/14                     83
Deutsche Bank AG           EUR    2,700   Six Month LIBOR          4.435%                    10/16/14                     85
Deutsche Bank AG           EUR    6,750   Six Month LIBOR          4.380%                    10/16/14                    240
Deutsche Bank AG           EUR    1,350   Six Month LIBOR          4.380%                    10/16/14                     48

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  63

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER             NOTIONAL                                                       TERMINATION           VALUE
         PARTY               AMOUNT            FUND RECEIVES            FUND PAYS              DATE                $
-----------------------  --------------   -----------------------  --------------------  ----------------   ----------------
Deutsche Bank AG           EUR    1,930   Six Month LIBOR          4.530%                    10/19/14                     45
Deutsche Bank AG           EUR    2,760   4.648%                   Six Month LIBOR           12/19/14                    (14)
Deutsche Bank AG           EUR    4,140   Six Month LIBOR          4.936%                    12/19/14                     28
Deutsche Bank AG           JPY  265,000   1.750%                   Six Month LIBOR           12/19/14                    (42)
Deutsche Bank AG           EUR    1,490   4.500%                   Six Month LIBOR           12/19/17                    (61)
Deutsche Bank AG            EUR     900   Six Month LIBOR          4.500%                    12/19/17                     36
Deutsche Bank AG           JPY  266,000   Six Month LIBOR          2.000%                    12/19/17                     32
Deutsche Bank AG           SEK    3,000   Three Month LIBOR        4.500%                    12/19/17                     19
Deutsche Bank AG           USD    1,700   Three Month LIBOR        5.000%                    12/19/17                     87
Deutsche Bank AG           EUR    1,500   4.568%                   Six Month LIBOR           10/16/37                   (123)
Deutsche Bank AG            EUR     600   4.631%                   Six Month LIBOR           10/16/37                    (41)
Deutsche Bank AG            EUR     600   4.641%                   Six Month LIBOR           10/16/37                    (40)
Deutsche Bank AG            EUR     300   4.573%                   Six Month LIBOR           10/16/37                    (24)
Deutsche Bank AG            EUR     430   4.534%                   Six Month LIBOR           10/16/37                    (25)
Deutsche Bank AG            EUR     960   5.084%                   Six Month LIBOR           12/19/37                     23
Deutsche Bank AG            EUR     640   5.070%                   Six Month LIBOR           12/21/37                     13
Goldman Sachs              GBP      900   5.000%                   Six Month LIBOR           06/15/09                    (42)
Goldman Sachs              GBP      500   6.000%                   Six Month LIBOR           06/19/09                     (3)
                                                                   Mexico Interbank 28
Goldman Sachs               MXN   1,500   7.780%                   Day Deposit Rate          04/03/12                     (1)
HSBC                       GBP    1,700   4.500%                   Six Month LIBOR           12/20/07                    (26)
JP Morgan                  BRL    4,700   10.750%                  Three Month LIBOR         01/04/10                      2
JP Morgan                  USD    6,100   5.000%                   Three Month LIBOR         12/19/10                    (67)
                                                                   Consumer Price Index
JP Morgan                   EUR     500   1.958%                   (France)                  04/10/12                     (5)
JP Morgan                  USD    9,200   5.000%                   Three Month LIBOR         06/20/12                   (196)
JP Morgan                  USD   17,000   5.000%                   Three Month LIBOR         12/19/14                   (572)
JP Morgan                  USD    8,500   Three Month LIBOR        5.000%                    12/19/12                    186
JP Morgan                  USD      500   5.000%                   Three Month LIBOR         12/19/37                    (57)
                                                                   Brazil Interbank
Merrill Lynch              BRL      200   12.948%                  Deposit Rate              01/04/10                      3
Merrill Lynch              GBP      100   4.000%                   Six Month LIBOR           12/15/35                      9
Merrill Lynch              GBP      500   Six Month LIBOR          4.750%                    12/19/37                     60
Morgan Stanley             USD    2,600   5.000%                   Three Month LIBOR         06/20/09                    (18)
Morgan Stanley             USD      500   Three Month LIBOR        5.000%                    12/19/17                     26
Morgan Stanley             USD      300   5.000%                   Three Month LIBOR         12/19/37                    (34)
Royal Bank of Scotland     USD    7,200   5.000%                   Three Month LIBOR         12/19/08                    (22)
Royal Bank of Scotland     USD    4,900   5.000%                   Three Month LIBOR         06/20/09                    (34)
                                                                   Consumer Price Index
Royal Bank of Scotland      EUR     100   1.960%                   (France)                  03/28/12                     (1)
Royal Bank of Scotland     GBP      100   Six Month LIBOR          4.000%                    12/15/36                     36
UBS Securities             JPY  480,000   1.000%                   Six Month LIBOR           03/18/09                    (13)
                                                                                                            ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $(947)                               (839)
                                                                                                            ================

See accompanying notes which are an integral part of the financial statements.

 64  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL      FUND (PAYS)/                             MARKET
          REFERENCE                  COUNTER         AMOUNT         RECEIVES         TERMINATION           VALUE
            ENTITY                    PARTY             $          FIXED RATE            DATE                $
------------------------------   ----------------   ---------   ----------------   ----------------   ----------------
Amkor Technology, Inc.           Lehman Brothers    USD       135       3.950%         09/20/12                     (2)
Anadarko Petroleum Corp.         Goldman Sachs      USD       100       0.150%         03/20/08                     --
Brazil Government
   International Bond            Citibank           USD       800      (1.500%)        08/20/11                     21
Core Investment Grade Bond       Bank of America    USD     6,300      (0.350%)        06/20/16                    (19)
Core Investment Grade Bond       Bank of America    USD     1,000      (0.650%)        12/20/16                     (3)
Core Investment Grade Bond       Bank of America    USD     3,000      (0.650%)        12/20/16                    (20)
Core Investment Grade Bond       JP Morgan          USD    10,000      (0.400%)        12/20/11                      2
Core Investment Grade Bond       JP Morgan          USD     1,000      (0.650%)        12/20/16                     (3)
Core Investment Grade Bond       JP Morgan          USD     4,000      (0.650%)        12/20/16                    (13)
Countrywide Home Loan            Lehman Brothers    USD       960       0.480%         06/20/12                     (7)
Countrywide Home Loan            Lehman Brothers    USD       565      (0.710%)        06/20/12                     --
Dow Jones CDX High Volatility
   Index                         Deutsche Bank AG   USD       200      (0.600%)        06/20/17                     (2)
Dow Jones CDX High Volatility
   Index                         Goldman Sachs      USD     2,000      (0.650%)        12/20/16                     (7)
Dow Jones CDX High Volatility
   Index                         Goldman Sachs      USD       800      (0.600%)        06/20/17                     (7)
Dow Jones CDX High Volatility
   Index                         Lehman Brothers    USD       250      (2.750%)        06/20/12                     (6)
Dow Jones CDX High Volatility
   Index                         Lehman Brothers    USD       445      (2.750%)        06/20/12                    (15)
Ford Motor Credit Co.            Lehman Brothers    USD       200       1.200%         03/20/08                     --
Ford Motor Credit Co.            Lehman Brothers    USD       210       1.100%         03/20/08                     --
Ford Motor Credit Co.            Lehman Brothers    USD       100       2.200%         03/20/08                      1
Gaz Capital for Gazprom          Morgan Stanley     USD       200       0.570%         07/20/07                      1
GMAC                             Morgan Stanley     USD     1,000       0.970%         09/20/08                     (3)
Indonesia Government
   International Bond            Lehman Brothers    USD       100       0.400%         12/20/08                     --
International Paper              Lehman Brothers    USD       510      (0.340%)        06/20/12                     --
Panama Government
   International Bond            Morgan Stanley     USD       100       0.750%         01/20/12                      1
Russia Government
   International Bond            Deutsche Bank AG   USD     1,000       0.260%         12/20/07                     --
Russia Government
   International Bond            Morgan Stanley     USD       100       0.245%         06/20/08                     --
Softbank Corp.                   Deutsche Bank AG   JPY      7,000       2.300%        09/20/07                     --
Temple-Inland Inc.               Lehman Brothers    USD       200      (0.740%)        03/20/12                     (1)
Verizon Communications           Lehman Brothers    USD       850      (0.180%)        06/20/12                     (1)
                                                                                                      ----------------
Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($93)                          (83)
                                                                                                      ================

  See accompanying notes which are an integral part of the financial statements.

                                                              Core Bond Fund  65

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       4.7
Certificates of Deposit                                       1.0
Corporate Bonds and Notes                                    16.4
International Debt                                            5.8
Loan Agreements                                               0.8
Mortgage-Backed Securities                                   52.4
Non-US Bonds                                                  0.2
United States Government Agencies                             3.6
United States Government Treasuries                           5.4
Preferred Stocks                                              0.3
Warrants & Rights                                              --*
Options Purchased                                             0.2*
Short-Term Investments                                       16.8
Other Securities                                             10.7
                                                  ---------------
Total Investments                                           118.3
Other Assets and Liabilities, Net                           (18.3)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                            (0.3)
Options Written                                              (0.1)
Foreign Currency Exchange Contracts                            --*
Index Swap Contracts                                          (--)*
Interest Rate Swap Contracts                                 (0.3)
Credit Default Swap Contracts                                 (--)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

 66  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

                                           Notes to Schedules of Investments  67

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2007 (UNAUDITED)

                                                                           MULTI-STYLE EQUITY
AMOUNTS IN THOUSANDS                                                              FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $            454,155
----------------------------------------------------------------------------------------------
Investments, at market***                                                              509,262
Cash                                                                                        --
Cash (restricted)                                                                           --
Foreign currency holdings*                                                                  --
Unrealized appreciation on foreign currency exchange contracts                              --
Receivables:
      Dividends and interest                                                               487
      Dividends from affiliated money market funds                                          88
      Investments sold                                                                   6,808
      Fund shares sold                                                                     332
      Foreign taxes recoverable                                                             --
      From Manager                                                                          --
      Daily variation margin on futures contracts                                           --
Prepaid expenses                                                                             6
Unrealized appreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
Credit default swap contracts, at market value*****                                         --
                                                                          --------------------
Total assets                                                                           516,983
                                                                          --------------------

LIABILITIES
Payables:
      Due to custodian                                                                      --
      Investments purchased                                                              7,073
      Fund shares redeemed                                                                 292
      Accrued fees to affiliates                                                           321
      Other accrued expenses                                                                56
      Daily variation margin on futures contracts                                           33
Unrealized depreciation on foreign currency exchange contracts                              --
Options written, at market value**                                                          --
Payable upon return of securities loaned                                                44,937
Unrealized depreciation on index swap contracts                                             --
Interest rate swap contracts, at market value****                                           --
Credit default swap contracts, at market value*****                                         --
                                                                          --------------------
Total liabilities                                                                       52,712
                                                                          --------------------

NET ASSETS                                                                $            464,271
                                                                          ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $              1,069
Accumulated net realized gain (loss)                                                     3,681
Unrealized appreciation (depreciation) on:
      Investments                                                                       55,107
      Futures contracts                                                                   (195)
      Options written                                                                       --
      Credit default swap contracts                                                         --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
Shares of beneficial interest                                                              289
Additional paid-in capital                                                             404,320
                                                                          --------------------
NET ASSETS                                                                $            464,271
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 68  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY      NON-U.S.      REAL ESTATE SECURITIES     CORE BOND
          FUND               FUND                 FUND                 FUND
--------------------------------------------------------------------------------
     $      285,514     $      414,965       $      437,170       $      354,268
--------------------------------------------------------------------------------
            312,807            475,556              584,342              352,415
                 --                 96                   --                  733
                 --              2,344                   --                   --
                 --              1,668                   --                  428
                 --              1,973                   --                  221
                236                638                1,723                1,989
                 28                138                   64                  121
              2,367              2,574                6,572               22,750
                 70                150                  350                  558
                 --                 63                   --                   --
                 23                 11                   --                   26
                 --                303                   --                  235
                  3                  8                   11                    4
                 --                 --                   --                   29
                 --                 --                   --                2,309
                 --                 --                   --                   27
     --------------     --------------       --------------       --------------
            315,534            485,522              593,062              381,845
     --------------     --------------       --------------       --------------

                  7                 --                   81                   --
              2,388              4,651                7,004               47,998
                101                298                  850                    1
                192                328                  435                  147
                 50                112                   40                   32
                 26                 --                   --                   71
                 --              1,875                    1                  189
                 --                304                   --                  416
             70,084             55,266                   --               31,779
                 --                 --                   --                   61
                 --                 18                   --                3,148
                 --                 --                   --                  110
     --------------     --------------       --------------       --------------
             72,848             62,852                8,411               83,952
     --------------     --------------       --------------       --------------

     $      242,686     $      422,670       $      584,651       $      297,893
     ==============     ==============       ==============       ==============
     $          339     $        3,325       $        2,288       $        4,824
             12,015             32,424               32,772               (4,325)
             27,293             60,591              147,172               (1,853)
                (55)               667                   --               (1,005)
                 --                 (6)                  --                  107
                 --                 --                   --                   10
                 --                (18)                  --                  (32)
                 --                 --                   --                  108
                 --                 91                   --                   42
                162                282                  298                  294
            202,932            325,314              402,121              299,723
     --------------     --------------       --------------       --------------
     $      242,686     $      422,670       $      584,651       $      297,893
     ==============     ==============       ==============       ==============

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  69

RUSSELL INVESTMENT FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

                                                                           MULTI-STYLE EQUITY
                                                                                  FUND
----------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share******                                        $              16.05
      Net assets                                                          $        464,270,676
      Shares outstanding ($.01 par value)                                           28,933,656
----------------------------------------------------------------------------------------------
Amounts in thousands
*      Foreign currency holdings - cost                                   $                 --
**     Premiums received on options written                               $                 --
***    Securities on loan included in investments                         $             47,303
****   Interest rate swap contracts - premiums paid (received)            $                 --
*****  Credit default swap contracts - premiums paid (received)           $                 --
****** Net asset value per share equals net assets divided by shares of outstanding.

See accompanying notes which are an integral part of the financial statements.

 70  Statement of Assets and Liabilities

    AGGRESSIVE EQUITY      NON-U.S.      REAL ESTATE SECURITIES     CORE BOND
          FUND               FUND                 FUND                 FUND
--------------------------------------------------------------------------------
     $        14.99     $        14.97       $        19.63       $        10.15
     $  242,686,440     $  422,670,128       $  584,651,253       $  297,892,894
         16,192,627         28,233,280           29,781,025           29,360,023
--------------------------------------------------------------------------------
     $           --     $        1,659       $           --       $          424
     $           --     $          298       $           --       $          523
     $       69,023     $       53,592       $           --       $       31,259
     $           --     $           --       $           --       $         (947)
     $           --     $           --       $           --       $          (93)

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  71

RUSSELL INVESTMENT FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

                                                                              MULTI-STYLE
AMOUNTS IN THOUSANDS                                                          EQUITY FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $              3,493
      Dividends from affiliated money market funds                                         584
      Interest                                                                              29
      Securities lending income                                                             61
      Less foreign taxes withheld                                                           --
                                                                          --------------------
Total investment income                                                                  4,167
                                                                          --------------------

EXPENSES
      Management fees                                                                    1,706
      Custodian fees                                                                       122
      Transfer agent fees                                                                   10
      Professional fees                                                                     21
      Trustees' fees                                                                         4
      Printing fees                                                                          3
      Miscellaneous                                                                          7
                                                                          --------------------
      Expenses before reductions                                                         1,873
      Expense reductions                                                                    (1)
                                                                          --------------------
Net expenses                                                                             1,872
                                                                          --------------------
Net investment income (loss)                                                             2,295
                                                                          --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments                                                                       25,457
      Futures contracts                                                                  1,521
      Options written                                                                       --
      Credit default swap contracts                                                         --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net realized gain (loss)                                                                26,978
                                                                          --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments                                                                        5,020
      Futures contracts                                                                    (42)
      Options written                                                                       --
      Credit default swap contracts                                                         --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net change in unrealized appreciation (depreciation)                                     4,978
                                                                          --------------------
Net realized and unrealized gain (loss)                                                 31,956
                                                                          --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $             34,251
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 72  Statement of Operations

                                       REAL ESTATE
      AGGRESSIVE        NON-U.S.        SECURITIES       CORE BOND
     EQUITY FUND          FUND             FUND             FUND
---------------------------------------------------------------------
    $        1,365   $        7,024   $        6,815   $           48
               234              812              507              657
                99               45               --            7,848
                16              161               50               25
                --             (642)              --               --
    --------------   --------------   --------------   --------------
             1,714            7,400            7,372            8,578
    --------------   --------------   --------------   --------------

             1,106            1,860            2,752              837
               172              418               94              169
                 5                9               14                6
                21               30               21               18
                 2                4                6                3
                 2                2                4                2
                 4               14               10                3
    --------------   --------------   --------------   --------------
             1,312            2,337            2,901            1,038
               (89)             (86)              (2)             (62)
    --------------   --------------   --------------   --------------
             1,223            2,251            2,899              976
    --------------   --------------   --------------   --------------
               491            5,149            4,473            7,602
    --------------   --------------   --------------   --------------

            13,224           31,386           33,500              712
               418            3,029               --             (739)
                --             (566)              --              (32)
                --               --               --              (85)
                --               88               --              234
                --               --               --             (972)
                --              237               49             (205)
    --------------   --------------   --------------   --------------
            13,642           34,174           33,549           (1,087)
    --------------   --------------   --------------   --------------
             4,879           (2,425)         (80,573)          (3,325)
                12              216               --             (665)
                --                5               --              216
                --               --               --              (80)
                --              (18)              --              (52)
                --               --               --              416
                --              198               --              (61)
    --------------   --------------   --------------   --------------
             4,891           (2,024)         (80,573)          (3,551)
    --------------   --------------   --------------   --------------
            18,533           32,150          (47,024)          (4,638)
    --------------   --------------   --------------   --------------
    $       19,024   $       37,299   $      (42,551)  $        2,964
    ==============   ==============   ==============   ==============

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  73

RUSSELL INVESTMENT FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            MULTI-STYLE EQUITY
                                                                                   FUND
                                                                -------------------------------------------
                                                                   PERIOD ENDED                YEAR
                                                                   JUNE 30, 2007              ENDED
AMOUNTS IN THOUSANDS                                                (UNAUDITED)         DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                              $             2,295    $              3,896
      Net realized gain (loss)                                               26,978                  28,237
      Net change in unrealized appreciation (depreciation)                    4,978                  13,801
                                                                -------------------    --------------------
Net increase (decrease) in net assets from operations                        34,251                  45,934
                                                                -------------------    --------------------

DISTRIBUTIONS
      From net investment income                                             (2,368)                 (3,606)
      From net realized gain                                                     --                      --
                                                                -------------------    --------------------
Net decrease in net assets from distributions                                (2,368)                 (3,606)
                                                                -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
       transactions                                                          14,881                  25,520
                                                                -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  46,764                  67,848

NET ASSETS
      Beginning of period                                                   417,507                 349,659
                                                                -------------------    --------------------

      End of period                                             $           464,271    $            417,507
                                                                ===================    ====================

      Undistributed (overdistributed) net investment income
       included in net assets                                   $             1,069    $              1,142

See accompanying notes which are an integral part of the financial statements.

 74  Statement of Changes in Net Assets

            AGGRESSIVE EQUITY                       NON-U.S.                           REAL ESTATE
                  FUND                                FUND                           SECURITIES FUND
    ---------------------------------   ---------------------------------   ---------------------------------
    PERIOD ENDED          YEAR          PERIOD ENDED          YEAR          PERIOD ENDED          YEAR
    JUNE 30, 2007         ENDED         JUNE 30, 2007         ENDED         JUNE 30, 2007         ENDED
     (UNAUDITED)    DECEMBER 31, 2006    (UNAUDITED)    DECEMBER 31, 2006    (UNAUDITED)    DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------

    $         491     $         352     $       5,149     $       5,611     $       4,473     $       9,841
           13,642            36,184            34,174            65,969            33,549            48,221
            4,891            (6,802)           (2,024)             (523)          (80,573)          101,743
    -------------     -------------     -------------     -------------     -------------     -------------
           19,024            29,734            37,299            71,057           (42,551)          159,805
    -------------     -------------     -------------     -------------     -------------     -------------

             (152)             (423)           (1,137)           (8,763)           (2,185)          (10,448)
           (9,998)          (30,314)          (34,813)           (7,690)           (9,102)          (44,446)
    -------------     -------------     -------------     -------------     -------------     -------------
          (10,150)          (30,737)          (35,950)          (16,453)          (11,287)          (54,894)
    -------------     -------------     -------------     -------------     -------------     -------------

           10,166            20,357            51,437            13,019            13,012            77,474
    -------------     -------------     -------------     -------------     -------------     -------------

           19,040            19,354            52,786            67,623           (40,826)          182,385

          223,646           204,292           369,884           302,261           625,477           443,092
    -------------     -------------     -------------     -------------     -------------     -------------

    $     242,686     $     223,646     $     422,670     $     369,884     $     584,651     $     625,477
    =============     =============     =============     =============     =============     =============

    $         339     $          --     $       3,325     $        (687)    $       2,288     $          --

                 CORE BOND
                   FUND
     ---------------------------------
     PERIOD ENDED          YEAR
     JUNE 30, 2007         ENDED
      (UNAUDITED)    DECEMBER 31, 2006
--------------------------------------
     $       7,602     $      10,499
            (1,087)           (2,016)
            (3,551)              439
     -------------     -------------
             2,964             8,922
     -------------     -------------
            (2,832)          (10,963)
                --                --
     -------------     -------------
            (2,832)          (10,963)
     -------------     -------------
            31,978            51,050
     -------------     -------------
            32,110            49,009
           265,783           216,774
     -------------     -------------
     $     297,893     $     265,783
     =============     =============
     $       4,824     $          54

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  75

RUSSELL INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2007*                                   14.93               .08               1.12           1.20              (.08)
December 31, 2006                                13.37               .14               1.55           1.69              (.13)
December 31, 2005                                12.60               .12                .79            .91              (.14)
December 31, 2004                                11.56               .11               1.02           1.13              (.09)
December 31, 2003                                 9.04               .08               2.51           2.59              (.07)
December 31, 2002                                11.84               .06              (2.80)         (2.74)             (.06)
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2007*                                   14.45               .03               1.16           1.19              (.01)
December 31, 2006                                14.40               .03               2.10           2.13              (.03)
December 31, 2005                                14.90               .03                .90            .93              (.03)
December 31, 2004                                13.47               .02               1.95           1.97              (.02)
December 31, 2003                                 9.26               .01               4.21           4.22              (.01)
December 31, 2002                                11.44              (.02)             (2.16)         (2.18)               --
----------------------------------------------------------------------------------------------------------------------------------
NON-U.S. FUND
June 30, 2007*                                   15.01               .19               1.21           1.40              (.05)
December 31, 2006                                12.68               .23               2.75           2.98              (.35)
December 31, 2005                                11.33               .16               1.38           1.54              (.19)
December 31, 2004                                 9.76               .11               1.66           1.77              (.20)
December 31, 2003                                 7.20               .09               2.69           2.78              (.22)
December 31, 2002                                 8.64               .06              (1.37)         (1.31)             (.13)
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2007*                                   21.34               .15              (1.48)         (1.33)             (.07)
December 31, 2006                                17.28               .37               5.72           6.09              (.39)
December 31, 2005                                17.09               .32               1.82           2.14              (.37)
December 31, 2004                                13.71               .36               4.33           4.69              (.36)
December 31, 2003                                10.51               .55               3.28           3.83              (.61)
December 31, 2002                                10.75               .54               (.13)           .41              (.57)
----------------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
June 30, 2007*                                   10.14               .28               (.17)           .11              (.10)
December 31, 2006                                10.23               .45               (.08)           .37              (.46)
December 31, 2005                                10.50               .38               (.17)           .21              (.37)
December 31, 2004                                10.47               .24                .24            .48              (.26)
December 31, 2003                                10.43               .31                .31            .62              (.38)
December 31, 2002                                10.13               .36                .52            .88              (.30)
----------------------------------------------------------------------------------------------------------------------------------


                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
MULTI-STYLE EQUITY FUND
June 30, 2007*                                   --             --
December 31, 2006                                --             --
December 31, 2005                                --             --
December 31, 2004                                --             --
December 31, 2003                                --             --
December 31, 2002                                --             --
--------------------------------------------------------------------
AGGRESSIVE EQUITY FUND
June 30, 2007*                                 (.64)            --
December 31, 2006                             (2.05)            --
December 31, 2005                             (1.40)            --
December 31, 2004                              (.52)            --
December 31, 2003                                --             --
December 31, 2002                                --             --
--------------------------------------------------------------------
NON-U.S. FUND
June 30, 2007*                                (1.39)            --
December 31, 2006                              (.30)            --
December 31, 2005                                --             --
December 31, 2004                                --             --
December 31, 2003                                --             --
December 31, 2002                                --             --
--------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
June 30, 2007*                                 (.31)            --
December 31, 2006                             (1.64)            --
December 31, 2005                             (1.58)            --
December 31, 2004                              (.95)            --
December 31, 2003                                --           (.02)
December 31, 2002                              (.08)            --
--------------------------------------------------------------------
CORE BOND FUND
June 30, 2007*                                   --             --
December 31, 2006                                --             --
December 31, 2005                              (.11)            --
December 31, 2004                              (.19)            --
December 31, 2003                              (.20)            --
December 31, 2002                              (.28)            --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 76  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,         NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(D)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.08)             16.05                8.09            464,271               .86                 .86
          (.13)             14.93               12.75            417,507               .87                 .87
          (.14)             13.37                7.27            349,659               .83                 .87
          (.09)             12.60                9.81            332,759               .87                 .88
          (.07)             11.56               28.86            296,767               .87                 .95
          (.06)              9.04              (23.19)           206,794               .92                 .99
---------------------------------------------------------------------------------------------------------------------
          (.65)             14.99                8.42            242,686              1.05                1.13
         (2.08)             14.45               14.79            223,646              1.05                1.12
         (1.43)             14.40                6.36            204,292               .99                1.13
          (.54)             14.90               14.73            195,583              1.05                1.17
          (.01)             13.47               45.60            166,385              1.06                1.26
            --               9.26              (19.06)            97,794              1.25                1.36
---------------------------------------------------------------------------------------------------------------------
         (1.44)             14.97                9.84            422,670              1.15                1.19
          (.65)             15.01               23.64            369,884              1.15                1.21
          (.19)             12.68               13.69            302,261              1.12                1.26
          (.20)             11.33               18.30            258,766              1.15                1.28
          (.22)              9.76               38.78            206,619              1.16                1.41
          (.13)              7.20              (15.15)           137,840              1.30                1.48
---------------------------------------------------------------------------------------------------------------------
          (.38)             19.63               (6.52)           584,651               .90                 .90
         (2.03)             21.34               35.84            625,477               .90                 .91
         (1.95)             17.28               12.96            443,092               .91                 .91
         (1.31)             17.09               34.88            379,733               .92                 .92
          (.63)             13.71               37.21            254,691               .95                 .95
          (.65)             10.51                3.80            160,176               .99                 .99
---------------------------------------------------------------------------------------------------------------------
          (.10)             10.15                1.11            297,893               .70                 .74
          (.46)             10.14                3.72            265,783               .70                 .73
          (.48)             10.23                2.01            216,774               .70                 .72
          (.45)             10.50                4.66            175,851               .70                 .73
          (.58)             10.47                6.15            147,202               .71                 .78
          (.58)             10.43                8.84            140,280               .80                 .80
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(D)    TURNOVER RATE(B)
-----------------------------------------
           1.05                63.85
           1.03               128.33
            .94               130.00
            .96               123.29
            .82               107.67
            .61               145.90
-----------------------------------------
            .42                98.23
            .16               183.55
            .21               130.09
            .17               150.26
            .10               138.95
           (.17)              139.24
-----------------------------------------
           2.63                65.19
           1.64               110.77
           1.41                87.98
           1.11                73.45
           1.14                50.29
            .77                60.98
-----------------------------------------
           1.38                42.34
           1.86                52.63
           1.86                64.24
           2.43                47.21
           4.66                38.84
           5.01                55.43
-----------------------------------------
           5.45               581.90
           4.40               452.50
           3.70               192.66
           2.41               216.23
           2.86               232.64
           3.52               207.60
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  77

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended June 30, 2007 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   May reflect amounts waived and/or reimbursed by RIMCO.

See accompanying notes which are an integral part of the financial statements.

 78  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company" or "RIF") is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds ("the Funds"). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company ("RIMCo" or "Manager"). On July 1, 2006, Frank Russell Investment Management Company changed its name to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over-the-counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                               Notes to Financial Statements  79

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. For the period ended June 30, 2007, there was no impact from the adoption of FIN 48 on the Funds' net assets and results of operations.

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays income distributions annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the

 80  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by RIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The Non-U.S. and Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Non-U.S. and Real Estate Securities Funds may record a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for both Funds, if applicable. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for both Funds. The Non-U.S. and Real Estate Securities Funds had no deferred tax liability or capital gains taxes for the period ended June 30, 2007.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash

                                               Notes to Financial Statements  81

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with investment transactions consistent with the Fund's investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2007 are presented on the Schedule of Investments.

   Forward Commitments

   Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended June 30, 2007, there were no unfunded loan commitments in the Core Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally

 82  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of June 30, 2007, included in the Statement of Assets and Liabilities, the Non-U.S. Fund had cash collateral balances of $2,343,868 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

   Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

   The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds'

                                               Notes to Financial Statements  83

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Mortgage-Related and Other Asset-Backed Securities

   The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended June 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                         PURCHASES             SALES
---------------------------------------------------------------
Multi-Style Equity        $     282,855,212   $     266,766,825
Aggressive Equity               196,344,314         193,570,311
Non-U.S.                        250,211,495         233,823,238

---------------------------------------------------------------
FUNDS                         PURCHASES             SALES
Real Estate Securities    $     284,981,464   $     266,073,653
Core Bond                     1,475,997,697       1,457,272,077

 84  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUND                                        PURCHASES               SALES
   --------------------------------------------------------------------------------
   Core Bond                              $       106,653,653   $        98,814,834

   Written Options Contracts

   Transactions in written options contracts for the period ended June 30, 2007 were as follows:

                                                       NON-U.S. FUND                                 CORE BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding December 31, 2006                          60    $           306,054                    253    $           329,796
   Opened                                                351              1,497,498                    972                630,911
   Closed                                               (337)            (1,505,765)                  (865)              (415,036)
   Expired                                                --                     --                    (66)               (23,095)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding June 30, 2007                              74    $           297,787                    294    $           522,576
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of June 30, 2007, the non-cash collateral received for the securities on loan in the Multi-Style Equity Fund and Aggressive Equity Fund were $3,583,762 and $788,368 respectively. The non-cash collateral consists of a pool of US Government securities.

   Custodian

   The Funds have entered into a custody agreement with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

                                           CUSTODY CREDIT
   FUNDS                                       AMOUNT
   -------------------------------------------------------
   Multi-Style Equity                     $            951
   Aggressive Equity                                 1,743
   Non-U.S.                                          2,467
   Real Estate Securities                            2,454
   Core Bond                                        19,294

                                               Notes to Financial Statements  85

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Brokerage Commissions

   The Funds effect certain transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   LJR also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

4. RELATED PARTY TRANSACTIONS, FEES AND EXPENSES

   Manager

   RIMCo manages all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Russell Investment Company ("RIC") Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of June 30, 2007, $94,775,000 of the RIC Money Market Fund's net assets represents investments by the Funds.

   The management fees are based upon the average daily net assets of each Fund at the rates specified in the table below, are payable monthly and total $8,260,994 for the period ended June 30, 2007.

   FUNDS                                   ANNUAL RATE
   -----------------------------------------------------
   Multi-Style Equity                          0.78%
   Aggressive Equity                           0.95
   Non-U.S.                                    0.95
   Real Estate Securities                      0.85
   Core Bond                                   0.60

   RIMCo has agreed to certain waivers of its management fees as follows:

   Multi-Style Equity Fund--RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total direct Fund-level operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and then to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There was no waiver for the period ended June 30, 2007. There were no reimbursements during the period.

   Aggressive Equity Fund--RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total direct Fund-level operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the

 86  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Fund. The total amount of the waiver for the period ended June 30, 2007 was $87,371. There were no reimbursements during the period.

   Non-U.S. Fund--RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.95% management fee, up to the full amount of that fee, equal to amount by which the Fund's total direct Fund-level operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2007 was $83,361. There were no reimbursements during the period.

   Core Bond Fund--RIMCo has contractually agreed to waive, at least until April 30, 2008, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total direct Fund-level operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to then reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. Direct Fund-level expenses do not include expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2007 was $43,154. There were no reimbursements during the period.

   RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RIMCo retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds for the period ended June 30, 2007 were $43,744.

   Accrued fees payable to affiliates as of June 30, 2007 were as follows:

                                       MULTI-STYLE         AGGRESSIVE                           REAL ESTATE            CORE
                                       EQUITY FUND        EQUITY FUND       NON-U.S. FUND     SECURITIES FUND       BOND FUND
   ------------------------------------------------------------------------------------------------------------------------------
   Management fees                   $        318,070   $        190,348   $        325,542   $        430,814   $        144,866
   Transfer agent fees                          1,659                867              1,467              2,163              1,030
   Trustees' fees                               1,547              1,048              1,350              1,897                939
                                     ----------------   ----------------   ----------------   ----------------   ----------------
                                     $        321,276   $        192,263   $        328,359   $        434,874   $        146,835
                                     ================   ================   ================   ================   ================

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of RIMCo, is the principal underwriter for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   Affiliated Brokerage Commissions

   The Funds will effect certain transactions through Russell Implementation Services Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions and (ii) to execute portfolio securities transactions for each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

   Board of Trustees

   The Russell Fund Complex consists of RIC, which has 35 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee

                                               Notes to Financial Statements  87

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   At June 30, 2007, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                    12/31/10       12/31/11       12/31/12       12/31/13       12/31/14        TOTALS
   ------------------------------------------------------------------------------------------------------------------------------
   Multi-Style Equity                     $ 17,458,223   $  3,302,725   $         --   $         --   $         --   $ 20,760,948
   Core Bond                                        --             --             --        305,131      3,005,117      3,310,248

   At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                       MULTI-STYLE         AGGRESSIVE                           REAL ESTATE            CORE
                                          EQUITY             EQUITY            NON-U.S.          SECURITIES            BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    455,920,696   $    286,752,432   $    417,851,379   $    439,614,101   $    354,401,933
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $     58,694,636   $     31,976,276   $     61,481,478   $    158,812,820   $      6,200,698
   Unrealized Depreciation                 (5,353,768)        (5,921,902)        (3,776,921)       (14,084,644)        (8,187,178)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $     53,340,868   $     26,054,374   $     57,704,557   $    144,728,176   $     (1,986,480)
                                     ================   ================   ================   ================   ================

   As permitted by tax regulations, the Core Bond Fund intends to defer a net realized capital loss of $191,798 incurred from November 1, 2006 to December 31, 2006.

 88  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended June 30, 2007 and December 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
                                                  -----------------   -----------------   -----------------   -----------------
   MULTI-STYLE EQUITY FUND
      Proceeds from shares sold                               1,705               3,072   $          26,379   $          43,060
      Proceeds from reinvestment of
         distributions                                          155                 259               2,369               3,605
      Payments for shares redeemed                             (894)             (1,514)            (13,867)            (21,145)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             966               1,817   $          14,881   $          25,520
                                                  =================   =================   =================   =================
   AGGRESSIVE EQUITY FUND
      Proceeds from shares sold                                 649               2,111   $           9,426   $          32,794
      Proceeds from reinvestment of
         distributions                                          703               2,097              10,149              30,737
      Payments for shares redeemed                             (642)             (2,910)             (9,409)            (43,174)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             710               1,298   $          10,166   $          20,357
                                                  =================   =================   =================   =================
   NON-U.S. FUND
      Proceeds from shares sold                               1,814               4,156   $          26,489   $          58,314
      Proceeds from reinvestment of
         distributions                                        2,537               1,115              35,950              16,452
      Payments for shares redeemed                             (757)             (4,464)            (11,002)            (61,747)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           3,594                 807   $          51,437   $          13,019
                                                  =================   =================   =================   =================
   REAL ESTATE SECURITIES FUND
      Proceeds from shares sold                               1,941               3,955   $          43,396   $          78,527
      Proceeds from reinvestment of
         distributions                                          488               2,646              11,287              54,893
      Payments for shares redeemed                           (1,956)             (2,929)            (41,671)            (55,946)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             473               3,672   $          13,012   $          77,474
                                                  =================   =================   =================   =================
   CORE BOND FUND
      Proceeds from shares sold                               3,313               5,342   $          33,783   $          54,242
      Proceeds from reinvestment of
         distributions                                          278               1,088               2,831              10,962
      Payments for shares redeemed                             (455)             (1,397)             (4,636)            (14,154)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                           3,136               5,033   $          31,978   $          51,050
                                                  =================   =================   =================   =================

7. INTERFUND LENDING PROGRAM

   The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Funds of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

   For the period ended June 30, 2007, the Funds did not participate in the interfund lending program.

                                               Notes to Financial Statements  89

RUSSELL INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of June 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Multi-Style Equity                              2                   88.1
   Aggressive Equity                               2                   85.6
   Non-U.S.                                        2                   92.8
   Real Estate Securities                          2                   87.2
   Core Bond                                       2                   89.7

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund -- 0.7%
   BNP Paribas Capital Trust                    06/11/06           450,000            112.20               505               493
   Bombardier, Inc.                             11/10/06           125,000            128.47               161               177
   Catlin Insurance Co., Ltd.                   01/11/07           100,000            100.00               100                95
   DG Funding Trust                             11/04/03                49         10,537.12               516               509
   Freddie Mac                                  07/07/06           185,123            102.05               189               207
   Freddie Mac REMICS                           06/28/07           259,787              3.28                 9                 3
   JP Morgan Chase Bank/London                  04/19/07           620,000             16.30               101               103
   Parker Hannifin Employee Stock
      Ownership Trust                           03/09/99            83,592            100.00                84                84
   SB Treasury Co. LLC                          06/01/06           350,000            106.81               374               362
                                                                                                                  --------------
                                                                                                                           2,033
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 90  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Fund's cash reserves. RIMCo also may manage directly any portion of each Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Manager in the same Fund. In light of the foregoing, the overall performance of each

                         Basis for Approval of Investment Advisory Contracts  91

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The management fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion--up to 10%--of the assets of the Multi-Style Equity Fund (the "Participating Fund") utilizing a select holdings strategy, the actual allocation being determined by the Participating Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for the Participating Fund is designed to increase the Participating Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of the Participating Fund. The Board reviewed the results of the select holdings strategy in respect of the Participating Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. RIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements
(1) the management fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those

 92  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the management fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board's supervision are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

At a meeting held on May 22, the Board of Trustees received a proposal from RIMCo to hire an additional money manager for the Real Estate Securities Fund. The Trustees approved the terms of the portfolio management contract with the new Money Manager based substantially upon RIMCo's recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Fund's underwriter; RIMCo's explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo's awareness of the fees charged by the Money Manager to other clients; and RIMCo's belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24 meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the proposed Money Manager change because the Money Managers' investment advisory fee is paid by RIMCo.

                         Basis for Approval of Investment Advisory Contracts  93

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company. Some Insurance Companies may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

 94  Shareholder Requests for Additional Information

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the independent trustees. The second table provides information for the trustees emeritus. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office*               Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston    Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd. (real
                                        duly elected       estate firm)
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - Director and Chairman of the        44         - Director, Avista
 Born January 22,     2000              successor is       Audit Committee, Avista                          Corp (electric
 1954                                   duly elected       Corp.                                            utilities)
                      Chairperson       and qualified    - Trustee, Principal Investors                   - Trustee,
 909 A Street         since 2005                           Fund and Principal Variable                      Principal
 Tacoma, Washington                     Annual             Contracts Fund                                   Investors Fund
 98402-1616                                              - Regent, University of                            (investment
                                                           Washington                                       company)
                                                         - President, Kristianne Gates                    - Trustee,
                                                           Blake, P.S. (accounting                          Principal
                                                           services)                                        Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of
                                                           Funds, 1999-2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of the   and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



*  Each Trustee is subject to mandatory retirement at age 72.

                              Disclosure of Information about Fund Directors  95

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office*               Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified      subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit                            (investment
 909 A Street                           and qualified      Committee, Sparx Japan Fund                      company)
 Tacoma Washington                                       - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



*  Each Trustee is subject to mandatory retirement at age 72.

 96  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("RIS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Russell Trust Company
                                                           (non-depository trust
                                                           company ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee,
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

                              Disclosure of Information about Fund Directors  97

RUSSELL INVESTMENT FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President Russell Insurance
 Tacoma, Washington                                                  Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary,
 Born August 24, 1960           2007              is chosen and      FRC and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 98  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS

909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Greg J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

MANAGER AND TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 30, 2007

Multi-Style Equity Fund
 Ark Asset Management Co., Inc., New York, NY
 DePrince, Race & Zollo, Inc., Winter Park, FL
 Institutional Capital LLC, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Aggressive Equity Fund
 Berkeley Capital Management LLC, San Francisco, CA
 ClariVest Asset Management, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 DePrince, Race & Zollo, Inc., Winter Park, FL
 Gould Investment Partners, LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Non-U.S. Fund
 Altrinsic Global Advisors, LLC, Stamford, CT
 AQR Capital Management, LLC, Greenwich, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Wellington Management Company, LLP, Boston, MA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Core Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Goldman Sachs Asset Management, L.P., New York, NY
 Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  99

                      (This page intentionally left blank)

(RUSSELL LOGO)



Russell Investment Funds
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495                                              36-08-072 (06/07)

      LIFEPOINTS(R) FUNDS
VARIABLE TARGET PORTFOLIO SERIES

                                                        RUSSELL INVESTMENT FUNDS


2007 Semiannual Report


MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

GROWTH STRATEGY FUND

EQUITY GROWTH STRATEGY FUND


JUNE 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                              LifePoints(R) Funds
                        Variable Target Portfolio Series

                               Semiannual Report

                           June 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Moderate Strategy Fund...............................................         3

Balanced Strategy Fund...............................................         5

Growth Strategy Fund.................................................         7

Equity Growth Strategy Fund..........................................         9

Statements of Assets and Liabilities.................................        11

Statements of Operations.............................................        12

Statements of Changes in Net Assets..................................        13

Financial Highlights.................................................        14

Notes to Financial Highlights........................................        16

Notes to Financial Statements........................................        17

Basis for Approval of Investment Advisory Contracts..................        25

Shareholder Requests for Additional Information......................        29

Disclosure of Information about Fund Directors.......................        30

Manager, Money Managers and Service Providers........................        34

Russell Investment Funds - LifePoints(R) Funds Variable Target Portfolio Series

Copyright (c) Russell Investments 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

RUSSELL INVESTMENT FUNDS
MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
May 1, 2007                   $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,001.00      $     1,008.17
Expenses Paid During
Period*                       $         0.18      $         0.18

* Expenses are equal to the Fund's annualized expense ratio of 0.11% (representing the period since Commencement of Operations annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since Commencement of Operations). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                       Moderate Strategy Fund  3

RUSSELL INVESTMENT FUNDS
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Funds ("RIF") and
Russell Investment Company ("RIC") Series Mutual
Funds -
Class S Shares

BONDS - 60.0%
RIF Core Bond Fund                                    112,523           1,142
                                                                 ------------

DOMESTIC EQUITIES - 26.0%
RIF Aggressive Equity Fund                              3,810              57
RIF Multi-Style Equity Fund                            11,860             191
RIC Quantitative Equity Fund                            4,419             190
RIF Real Estate Securities Fund                         2,909              57
                                                                 ------------
                                                                          495
                                                                 ------------

INTERNATIONAL EQUITIES - 14.0%
RIC Emerging Markets Fund                               1,535              38
RIC Global Equity Fund                                  5,342              57
RIF Non-U.S. Fund                                      11,444             172
                                                                 ------------
                                                                          267
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $1,903)                                                1,904

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 --
                                                                 ------------

NET ASSETS - 100.0%                                                     1,904
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        60.0
Domestic Equities                                            26.0
International Equities                                       14.0
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                              --
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 4  Moderate Strategy Fund

RUSSELL INVESTMENT FUNDS
BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
May 1, 2007                   $     1,000.00      $     1,000.00
Ending Account Value June
30, 2007                      $     1,004.00      $     1,008.22
Expenses Paid During
Period*                       $         0.13      $         0.13

* Expenses are equal to the Fund's annualized expense ratio of 0.08% (representing the period since Commencement of Operations annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since Commencement of Operations). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                       Balanced Strategy Fund  5

RUSSELL INVESTMENT FUNDS
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Funds ("RIF") and
Russell Investment Company ("RIC") Series Mutual
Funds -
Class S Shares

BONDS - 40.0%
RIF Core Bond Fund                                    282,281           2,865
                                                                 ------------

DOMESTIC EQUITIES - 39.0%
RIF Aggressive Equity Fund                             19,114             287
RIF Multi-Style Equity Fund                            66,943           1,075
RIC Quantitative Equity Fund                           24,940           1,074
RIF Real Estate Securities Fund                        18,245             358
                                                                 ------------
                                                                        2,794
                                                                 ------------

INTERNATIONAL EQUITIES - 21.0%
RIC Emerging Markets Fund                               8,665             215
RIC Global Equity Fund                                 26,802             286
RIF Non-U.S. Fund                                      66,987           1,003
                                                                 ------------
                                                                        1,504
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $7,173)                                                7,163

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  1
                                                                 ------------

NET ASSETS - 100.0%                                                     7,164
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        40.0
Domestic Equities                                            39.0
International Equities                                       21.0
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                              --
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 6  Balanced Strategy Fund

RUSSELL INVESTMENT FUNDS
GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
May 1, 2007                   $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,012.00      $     1,008.29
Expenses Paid During
Period*                       $         0.07      $         0.07

* Expenses are equal to the Fund's annualized expense ratio of 0.04% (representing the period since Commencement of Operations annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since Commencement of Operations). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Growth Strategy Fund  7

RUSSELL INVESTMENT FUNDS
GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Funds ("RIF") and
Russell Investment Company ("RIC") Series Mutual
Funds -
Class S Shares

BONDS - 20.0%
RIF Core Bond Fund                                     91,077             925
                                                                 ------------

DOMESTIC EQUITIES - 53.0%
RIF Aggressive Equity Fund                             18,501             277
RIF Multi-Style Equity Fund                            60,477             971
RIC Quantitative Equity Fund                           21,458             924
RIF Real Estate Securities Fund                        14,128             277
                                                                 ------------
                                                                        2,449
                                                                 ------------

INTERNATIONAL EQUITIES - 27.0%
RIC Emerging Markets Fund                               7,455             185
RIC Global Equity Fund                                 25,943             277
RIF Non-U.S. Fund                                      52,489             786
                                                                 ------------
                                                                        1,248
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $4,626)                                                4,622

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  2
                                                                 ------------

NET ASSETS - 100.0%                                                     4,624
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Bonds                                                    20.0
Domestic Equities                                        53.0
International Equities                                   27.0
                                              ---------------
Total Investments                                       100.0
Other Assets and Liabilities, Net                         0.0
                                              ---------------

                                                        100.0
                                              ===============

See accompanying notes which are an integral part of the financial statements.

 8  Growth Strategy Fund

RUSSELL INVESTMENT FUNDS
EQUITY GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
                               PERFORMANCE      BEFORE EXPENSES)
                              --------------    ----------------
Beginning Account Value
May 1, 2007                   $     1,000.00      $     1,000.00
Ending Account Value
June 30, 2007                 $     1,017.00      $     1,008.29
Expenses Paid During
Period*                       $         0.07      $         0.07

* Expenses are equal to the Fund's annualized expense ratio of 0.04% (representing the period since Commencement of Operations annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since Commencement of Operations). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Equity Growth Strategy Fund  9

RUSSELL INVESTMENT FUNDS
EQUITY GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Funds ("RIF") and
Russell Investment Company ("RIC") Series Mutual
Funds -
Class S Shares

DOMESTIC EQUITIES - 64.9%
RIF Aggressive Equity Fund                             16,796             252
RIF Multi-Style Equity Fund                            58,265             935
RIC Quantitative Equity Fund                           20,872             899
RIF Real Estate Securities Fund                        12,826             252
                                                                 ------------
                                                                        2,338
                                                                 ------------

INTERNATIONAL EQUITIES - 35.0%
RIC Emerging Markets Fund                               7,251             180
RIC Global Equity Fund                                 23,552             252
RIF Non-U.S. Fund                                      55,260             827
                                                                 ------------
                                                                        1,259
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $3,615)                                                3,597

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                  4
                                                                 ------------

NET ASSETS - 100.0%                                                     3,601
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- JUNE 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Domestic Equities                                        64.9
International Equities                                   35.0
                                              ---------------
Total Investments                                        99.9
Other Assets and Liabilities, Net                         0.1
                                              ---------------

                                                        100.0
                                              ===============

See accompanying notes which are an integral part of the financial statements.

 10  Equity Growth Strategy Fund

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2007 (UNAUDITED)

                                       MODERATE STRATEGY      BALANCED STRATEGY       GROWTH STRATEGY      EQUITY GROWTH STRATEGY
AMOUNTS IN THOUSANDS                         FUND                   FUND                   FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost       $             1,903    $             7,173    $             4,626     $              3,615
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market                              1,904                  7,163                  4,622                    3,597
Receivables:
      Fund shares sold                                 63                    269                    696                       42
      From Manager                                      6                      7                      7                        6
Prepaid expenses                                        3                      3                      3                        3
                                      -------------------    -------------------    -------------------     --------------------
Total assets                                        1,976                  7,442                  5,328                    3,648
                                      -------------------    -------------------    -------------------     --------------------

LIABILITIES
Payables:
      Investments purchased                            64                    269                    696                       42
      Accrued fees to affiliates                        3                      3                      3                       --
      Other accrued expenses                            5                      6                      5                        5
                                      -------------------    -------------------    -------------------     --------------------
Total liabilities                                      72                    278                    704                       47
                                      -------------------    -------------------    -------------------     --------------------

NET ASSETS                            $             1,904    $             7,164    $             4,624     $              3,601
                                      ===================    ===================    ===================     ====================
Net Assets Consist of:
Accumulated net realized gain
   (loss)                             $                (2)   $                --    $                (2)    $                 (1)
Unrealized appreciation
   (depreciation) on investments                        1                    (10)                    (4)                     (18)
Shares of beneficial interest                           2                      7                      5                        4
Additional paid-in capital                          1,903                  7,167                  4,625                    3,616
                                      -------------------    -------------------    -------------------     --------------------
NET ASSETS                            $             1,904    $             7,164    $             4,624     $              3,601
                                      ===================    ===================    ===================     ====================

NET ASSET VALUE, offering and
   redemption price per share:
   Net asset value per share*         $             10.01    $             10.04    $             10.12     $              10.17
      Net assets                      $         1,904,459    $         7,164,353    $         4,623,694     $          3,600,779
      Shares outstanding ($.01 par
         value)                                   190,277                713,903                457,011                  354,157
---------------------------------------------------------------------------------------------------------------------------------

*  Net asset value per share equals net assets divided by shares of outstanding.

  See accompanying notes which are an integral part of the financial statements.

                                        Statements of Assets and Liabilities  11

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2007 (UNAUDITED)

                                      MODERATE STRATEGY    BALANCED STRATEGY     GROWTH STRATEGY     EQUITY GROWTH STRATEGY
AMOUNTS IN THOUSANDS                        FUND*                FUND*                FUND*                  FUND*
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
      Management fees                 $              --    $               1    $               1     $                 1
      Custodian fees                                  1                    1                    1                      --
      Transfer agent fees                            --                   --                   --                      --
      Professional fees                               5                    5                    5                       5
      Offering fees                                   1                    1                    1                       1
                                      -----------------    -----------------    -----------------     -------------------
      Expenses before reductions                      7                    8                    8                       7
      Expense reductions                             (7)                  (8)                  (8)                     (7)
                                      -----------------    -----------------    -----------------     -------------------
Net expenses                                         --                   --                   --                      --
                                      -----------------    -----------------    -----------------     -------------------
Net investment income (loss)                         --                   --                   --                      --
                                      -----------------    -----------------    -----------------     -------------------

NET REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on
   investments                                       (2)                  --                   (2)                     (1)
Net change in unrealized
   appreciation (depreciation) on
   investments                                        1                  (10)                  (4)                    (18)
                                      -----------------    -----------------    -----------------     -------------------
Net realized and unrealized gain
   (loss)                                            (1)                 (10)                  (6)                    (19)
                                      -----------------    -----------------    -----------------     -------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS             $              (1)   $             (10)   $              (6)    $               (19)
                                      =================    =================    =================     ===================
---------------------------------------------------------------------------------------------------------------------------

* For the period May 1, 2007 (commencement of operations) to June 30, 2007 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

 12  Statements of Operations

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                      MODERATE STRATEGY    BALANCED STRATEGY     GROWTH STRATEGY     EQUITY GROWTH STRATEGY
AMOUNTS IN THOUSANDS                        FUND*                FUND*                FUND*                  FUND*
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net realized gain (loss)        $              (2)   $              --    $              (2)    $                (1)
      Net change in unrealized
         appreciation
         (depreciation)                               1                  (10)                  (4)                    (18)
                                      -----------------    -----------------    -----------------     -------------------
Net increase (decrease) in net
  assets from operations                             (1)                 (10)                  (6)                    (19)
                                      -----------------    -----------------    -----------------     -------------------

SHARE TRANSACTIONS
      Net increase (decrease) in
         net assets from share
         transactions                             1,905                7,174                4,630                   3,620
                                      -----------------    -----------------    -----------------     -------------------

TOTAL NET INCREASE (DECREASE) IN
NET ASSETS                                        1,904                7,164                4,624                   3,601

NET ASSETS
      Beginning of period                            --                   --                   --                      --
                                      -----------------    -----------------    -----------------     -------------------

      End of period                   $           1,904    $           7,164    $           4,624     $             3,601
                                      =================    =================    =================     ===================

      Undistributed
         (overdistributed) net
         investment income
         included in net assets       $              --    $              --    $              --     $                --
---------------------------------------------------------------------------------------------------------------------------

* For the period May 1, 2007 (commencement of operations) to June 30, 2007 (Unaudited).

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  13

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

FINANCIAL HIGHLIGHTS

For a Share Outstanding.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(D)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
June 30, 2007*                                   10.00                 --                  .01            .01
-----------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
June 30, 2007*                                   10.00                 --                  .04            .04
-----------------------------------------------------------------------------------------------------------------
GROWTH STRATEGY FUND
June 30, 2007*                                   10.00                 --                  .12            .12
-----------------------------------------------------------------------------------------------------------------
EQUITY GROWTH STRATEGY FUND
June 30, 2007*                                   10.00                 --                  .17            .17
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
June 30, 2007*                                    --                --              --
----------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
June 30, 2007*                                    --                --              --
----------------------------------------------------------------------------------------
GROWTH STRATEGY FUND
June 30, 2007*                                    --                --              --
----------------------------------------------------------------------------------------
EQUITY GROWTH STRATEGY FUND
June 30, 2007*                                    --                --              --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 14  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               10.01                .10              1,904
-----------------------------------------------------------------------------
            --               10.04                .40              7,164
-----------------------------------------------------------------------------
            --               10.12               1.20              4,624
-----------------------------------------------------------------------------
            --               10.17               1.70              3,601
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(C)(E)(F)          GROSS(C)        NET ASSETS(B)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            .11                 5.00                (.02)              7.88
---------------------------------------------------------------------------------
            .08                 2.02                (.01)               .18
---------------------------------------------------------------------------------
            .04                 3.09                (.01)              3.94
---------------------------------------------------------------------------------
            .04                 2.54                (.01)              3.66
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  15

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL HIGHLIGHTS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
* For the period May 1, 2007 (commencement of operations) to June 30, 2007 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e)   May reflect amounts waived and/or reimbursed by RIMCO.
(f) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invests.

See accompanying notes which are an integral part of the financial statements.

 16  Notes to Financial Highlights

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company" or "RIF") is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds ("the Funds"). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of Russell Investment Company ("RIC") funds and other of the Investment Company's funds (the "Underlying Funds"). Russell Investment Management Company ("RIMCo" or "Manager"), the Funds' and Underlying Funds' investment manager, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from ranges below when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

                                                                ASSET ALLOCATION TARGETS AS OF APRIL 30, 2007
                                                -----------------------------------------------------------------------------
                                                    MODERATE            BALANCED             GROWTH           EQUITY GROWTH
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         RIF Aggressive Equity Fund                     0-8%                0-9%               1-11%               2-12%
         RIF Multi-Style Equity Fund                   5-15               10-20               16-26               21-31
         RIC Quantitative Equity Fund                  5-15               10-20               15-25               20-30
         RIF Real Estate Securities Fund                0-8                0-10                1-11                2-12
      International Equities
         RIC Emerging Markets Fund                      0-7                 0-8                 0-9                0-10
         RIC Global Equity Fund                         0-8                 0-9                1-11                2-12
         RIF Non-U.S. Fund                            14-24                9-19               12-22               18-28
      Bonds
         RIF Core Bond Fund                           55-65               35-45               15-25                  --

                                               Notes to Financial Statements  17

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Objectives of the Underlying Funds:

   RIF Multi-Style Equity Fund

   Seeks to provide long term capital growth.

   RIC Quantitative Equity Fund

   Seeks to provide long term capital growth.

   RIF Aggressive Equity Fund

   Seeks to provide long term capital growth.

   RIF Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   RIC Global Equity Fund

   Seeks to provide long term capital growth.

   RIF Non-U.S. Fund

   Seeks to provide long term capital growth.

   RIC Emerging Markets Fund

   Seeks to provide long term capital growth.

   RIF Core Bond Fund

   Seeks to provide current income and preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

 18  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Underlying Fund.

                                               Notes to Financial Statements  19

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded soon thereafter as the Underlying Funds are informed of the ex-dividend date.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. For the period ended June 30, 2007, there was no impact from the adoption of FIN 48 on the Funds' net assets and results of operations.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

 20  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended June 30, 2007, purchases and sales of the Underlying Funds were as follows:

   FUNDS                                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Moderate Strategy                      $         2,011,964   $           107,427
   Balanced Strategy                                7,181,954                 8,455
   Growth Strategy                                  4,733,801               105,985
   Equity Growth Strategy                           3,723,298               107,052

4. RELATED PARTIES

   Manager

   RIMCo manages all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RIMCo retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended June 30, 2007 were $48.

   RIMCo has contractually agreed to waive, at least through April 30, 2008, 0.20% of its 0.25% management fee for each Fund. This waiver may not be terminated during the relevant period except at the Board's discretion. Additionally, RIMCo has contractually agreed to waive, at least until April 30, 2008, up to the remaining 0.05% of its 0.25% management fee and all of its transfer agency fees and then to reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11%, 0.08%, 0.04% and 0.04% of the average daily net assets of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, on an annual basis. Direct Fund-level expenses for the Funds do not include the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

   For the period ended June 30, 2007, the fees waived and reimbursed by RIMCo amounted to:

                                           MANAGEMENT FEE    TRANSFER AGENT FEE
   FUNDS                                       WAIVER              WAIVER          REIMBURSEMENT          TOTAL
   ------------------------------------------------------------------------------------------------------------------
   Moderate Strategy                      $            342    $              6    $          6,349   $          6,697
   Balanced Strategy                                 1,041                  18               7,004              8,063
   Growth Strategy                                     618                  11               6,916              7,545
   Equity Growth Strategy                              711                  13               6,386              7,110

   RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

   Accrued fees payable to affiliates for the period ended June 30, 2007 were as follows:

                                              MODERATE           BALANCED            GROWTH         EQUITY GROWTH
                                           STRATEGY FUND      STRATEGY FUND      STRATEGY FUND      STRATEGY FUND
   ----------------------------------------------------------------------------------------------------------------
   Management fees                        $          2,743   $          2,636   $          2,439   $             --
   Trustee fees                                         14                 44                 68                 14
                                          ----------------   ----------------   ----------------   ----------------
                                          $          2,757   $          2,680   $          2,507   $             14
                                          ================   ================   ================   ================

   Distributor

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of RIMCo, is the principal underwriter for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

                                               Notes to Financial Statements  21

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of RIC, which has 35 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee Chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. For the period ended June 30, 2007, none of the funds owned more than 5% of the voting securities of any Underlying Fund.

5. FEDERAL INCOME TAXES

   For the period ended June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                            MODERATE           BALANCED            GROWTH         EQUITY GROWTH
                                                         STRATEGY FUND      STRATEGY FUND      STRATEGY FUND      STRATEGY FUND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $      1,904,557   $      7,173,504   $      4,627,816   $      3,616,270
                                                        ================   ================   ================   ================
   Unrealized Appreciation                              $         11,103   $         17,669   $         24,497   $         17,014
   Unrealized Depreciation                                       (12,143)           (28,298)           (30,164)           (36,549)
                                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $         (1,040)  $        (10,629)  $         (5,667)  $        (19,535)
                                                        ================   ================   ================   ================

 22  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended June 30, 2007 were as follows:

                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2007                2007
                                                                 -----------------   -----------------
      Moderate Strategy Fund
      Proceeds from shares sold                                                201   $           2,013
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                             (11)               (108)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  190               1,905
                                                                 =================   =================

      Balanced Strategy Fund
      Proceeds from shares sold                                                724   $           7,275
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                             (10)               (101)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  714               7,174
                                                                 =================   =================

      Growth Strategy Fund
      Proceeds from shares sold                                                477   $           4,836
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                             (20)               (206)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  457               4,630
                                                                 =================   =================

      Equity Growth Strategy Fund
      Proceeds from shares sold                                                366   $           3,745
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                             (12)               (125)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  354               3,620
                                                                 =================   =================

7. INTERFUND LENDING PROGRAM

   The Investment Company has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Funds of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Funds did not participate in the credit facility for the period ended June 30, 2007.

                                               Notes to Financial Statements  23

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of June 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund. The Northwestern Mutual Life Insurance Company separate accounts were the largest shareholder in each Fund.

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Moderate Strategy                               2                   99.9
   Balanced Strategy                               1                   94.2
   Growth Strategy                                 1                   98.1
   Equity Growth Strategy                          1                   99.0

 24  Notes to Financial Statements

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Underlying Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. The RIMCo Agreement was approved for the Funds at a Board meeting held on December 6, 2006. At the December 6, 2006 meeting, the Board received information from management as to management fees for the Funds and a proposed waiver of all but 5 basis points of such fees through at least April 30, 2008. The Board was advised that RIMCo intends to waive and/or reimburse temporarily other direct expenses incurred at the Fund level to keep their total direct and indirect expenses at the median for comparable fund products. During the course of a year, the Trustees received a wide variety of materials regarding the investment performance of the Underlying Funds, sales and redemptions of the Underlying Funds' shares, and the management by RIMCo of the Underlying Funds and of all other funds under the Board's supervision currently in operation (the "Other Operating Funds"). At the time of the April 24, 2007 meeting, none of the Funds had commenced operations. In preparation for the review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered
(1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Underlying Funds and the Other Operating Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Underlying Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Underlying Funds and the Other Operating Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Underlying Funds and the Other Operating Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed all RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) will be responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund will be invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Underlying Fund's cash reserves. RIMCo also may manage directly any portion of each Underlying Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to

                         Basis for Approval of Investment Advisory Contracts  25

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds' investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund's investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds' Money Managers, and describe the manner in which the Funds or the Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Underlying Fund by RIMCo and expected to be provided to the Fund based upon their familiarity with services provided to the Other Operating Funds;

2. The advisory or management fee paid by the Underlying Fund and to be paid by the Fund to RIMCo and the fact that it encompasses all investment advisory or management fees to be paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Underlying Fund or to be received from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Underlying Fund; and

5. Information provided by RIMCo as to the profits that RIMCo has derived from its mutual fund operations generally and from the Underlying Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion--up to 10%--of the assets of each of the Quantitative Equity Fund and the Multi-Style Equity Fund (each a "Participating Underlying Fund") utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund

 26  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the investment advisory or management fees for the Underlying Funds having discussed the Funds' investment management fees at its December 6, 2006 meeting. In discussing whether the Underlying Funds' performance supported their fees, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. Among other things, RIMCo stated that the strategies pursued by the Underlying Funds are intended to result in less volatile, more moderate returns relative to each Underlying Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the year or presented at the December 6 and April 24 Board meetings by RIMCo, the Board, in respect of each Fund and Underlying Fund as applicable, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of the Underlying Funds' respective Comparable Funds (1) the management fee charged or, in the case of the Funds, to be charged, by RIMCo to be reasonable in light of the nature, scope and quality of the services provided or, in the case of the Funds, expected to be provided, to the Funds and Underlying Funds; (2) the relative expense ratio of each Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Underlying Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Underlying Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Underlying Funds in a risk aware manner. Because the Funds had not commenced operation by the April 24 meeting, no performance or expense information was presented at the April 24 meeting relating specifically to the Funds.

At the April 24 Board meeting, the Board considered for each Underlying Fund whether economies of scale have been realized and whether the fees for such Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment management or advisory fees for each Underlying Fund appropriately reflect any economies of scale realized by that Underlying Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the funds under the Board's supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by other funds supervised by the Board. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Underlying Funds. It was further noted by RIMCo that since the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations. Because the Funds had not commenced operations, the Board did not consider whether economies of scale have been realized or whether the fees for any Fund appropriately reflect any such economies.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement for the Funds on its current terms and conditions would be in the best interests of the Funds and the Underlying Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money

                         Basis for Approval of Investment Advisory Contracts  27

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' and the Underlying Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory or management fees paid or to be paid by each Fund and Underlying Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund would be in the best interests of the Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

 28  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION - JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Directors are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

                             Shareholder Requests for Additional Information  29

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the independent trustees. The second table provides information for the trustees emeritus. The third table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office*               Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston    Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd. (real
                                        duly elected       estate firm)
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - Director and Chairman of the        44         - Director, Avista
 Born January 22,     2000              successor is       Audit Committee, Avista                          Corp (electric
 1954                                   duly elected       Corp.                                            utilities)
                      Chairperson       and qualified    - Trustee, Principal Investors                   - Trustee,
 909 A Street         since 2005                           Fund and Principal Variable                      Principal
 Tacoma, Washington                     Annual             Contracts Fund                                   Investors Fund
 98402-1616                                              - Regent, University of                            (investment
                                                           Washington                                       company)
                                                         - President, Kristianne Gates                    - Trustee,
                                                           Blake, P.S. (accounting                          Principal
                                                           services)                                        Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of
                                                           Funds, 1999-2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of the   and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



*  Each Trustee is subject to mandatory retirement at age 72.

 30  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office*               Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified      subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit                            (investment
 909 A Street                           and qualified      Committee, Sparx Japan Fund                      company)
 Tacoma Washington                                       - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("RIS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Russell Trust Company
                                                           (non-depository trust
                                                           company ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
*  Each Trustee is subject to mandatory retirement at age 72.
*  Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

                              Disclosure of Information about Fund Directors  31

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office*               Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee,
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



*  Each Trustee is subject to mandatory retirement at age 72.

 32  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT FUNDS
LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President Russell Insurance
 Tacoma, Washington                                                  Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is qualified by    RIF
                                Officer since     Trustees         - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998                               - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary,
 Born August 24, 1960           2007              is chosen and      FRC and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  33

LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

RUSSELL INVESTMENT FUNDS
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Greg J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

MANAGER AND TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF JUNE 30, 2007

RIF Multi-Style Equity Fund
 Ark Asset Management Co., Inc., New York, NY
 DePrince, Race & Zollo, Inc., Winter Park, FL
 Institutional Capital LLC, Chicago, IL
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Montag & Caldwell, Inc., Atlanta, GA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

RIF Aggressive Equity Fund
 Berkeley Capital Management LLC, San Francisco, CA
 ClariVest Asset Management, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 DePrince, Race & Zollo, Inc., Winter Park, FL
 Gould Investment Partners, LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

RIF Non-U.S. Fund
 Altrinsic Global Advisors, LLC, Stamford, CT
 AQR Capital Management, LLC, Greenwich, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Wellington Management Company, LLP, Boston, MA

RIF Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Cohen & Steers Capital Management, Inc., New York, NY
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

RIF Core Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Goldman Sachs Asset Management, L.P., New York, NY
 Pacific Investment Management Company LLC, Newport Beach, CA

RIC Quantitative Equity Fund
 Aronson+Johnson+Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

RIC Global Equity Fund
 Altrinsic Global Advisors, LLC, Stamford, CT
 ClariVest Asset Management, LLC, San Diego, CA
 T. Rowe Price International, Inc., Baltimore, MD

 34  Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS VARIABLE TARGET PORTFOLIO SERIES

RUSSELL INVESTMENT FUNDS
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

RIC Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding, Loevner Management, L.P., Somerville, NJ
 T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  35

                      (This page intentionally left blank)

(RUSSELL LOGO)



Russell Investment Funds
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495                                              36-08-188 (06/07)

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [NOT APPLICABLE]

ITEM 6. [SCHEDULE OF INVESTMENTS IS INCLUDED AS PART OF THE REPORT TO SHAREHOLDERS FILED UNDER ITEM 1 OF THIS FORM]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

     (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

     (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 12. EXHIBIT LIST

     (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS


By: /s/ Greg J. Stark
    ----------------------------
    Greg J. Stark
    Principal Executive Officer
    and Chief Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Greg J. Stark
    ----------------------------
    Greg J. Stark
    Principal Executive Officer
    and Chief Executive Officer

Date: August 28, 2007


By: /s/ Mark E. Swanson
    ----------------------------
    Mark E. Swanson
    Principal Financial Officer,
    Principal Accounting Officer
    and Treasurer

Date: August 28, 2007